FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio**
ASSETS
Investment in the portfolios, at fair value	$1,162,023,424	$514,774,312	$74,354,379	$623,092,329	$—
Net Assets	$1,162,023,424	$514,774,312	$74,354,379	$623,092,329	$—

NET ASSETS, representing:
Accumulation units	$1,158,847,855	$514,726,604	$74,225,619	$623,058,760	$—
Contracts in payout (annuitization) period	3,175,569	47,708	128,760	33,569	—
	$1,162,023,424	$514,774,312	$74,354,379	$623,092,329	$—

Units outstanding	23,871,423	45,383,265	1,372,001	26,683,823	—

Portfolio shares held	23,024,043	514,774,312	4,963,577	29,586,530	—
Portfolio net asset value per share	$50.47	$1.00	$14.98	$21.06	$—
Investment in portfolio shares, at cost	$1,195,205,619	$514,774,312	$65,695,421	$680,255,326	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**

INVESTMENT INCOME
Dividend income	$—	$6,242,922	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,354,878	5,951,676	1,155,869	10,195,231	1,111,341

NET INVESTMENT INCOME (LOSS)	(12,354,878)	291,246	(1,155,869)	(10,195,231)	(1,111,341)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	125,707,918	—	12,340,215	75,756,850	228,487,585
Net change in unrealized appreciation (depreciation) on investments	(379,278,671)	—	(43,679,309)	(246,592,362)	(222,895,107)
NET GAIN (LOSS) ON INVESTMENTS	(253,570,753)	—	(31,339,094)	(170,835,512)	5,592,478

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(265,925,631)	$291,246	$(32,494,963)	$(181,030,743)	$4,481,137

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio**	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio**
ASSETS
Investment in the portfolios, at fair value	$92,827,320	$—	$252,149,969	$276,989,274	$—
Net Assets	$92,827,320	$—	$252,149,969	$276,989,274	$—

NET ASSETS, representing:
Accumulation units	$92,007,595	$—	$250,893,672	$276,285,689	$—
Contracts in payout (annuitization) period	819,725	—	1,256,297	703,585	—
	$92,827,320	$—	$252,149,969	$276,989,274	$—

Units outstanding	3,490,762	—	5,518,632	16,392,744	—

Portfolio shares held	8,446,526	—	7,569,798	22,929,576	—
Portfolio net asset value per share	$10.99	$—	$33.31	$12.08	$—
Investment in portfolio shares, at cost	$98,109,531	$—	$219,894,039	$239,388,459	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	9/9/2022**	12/31/2022	12/31/2022	6/10/2022**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,248,130	1,543,395	3,063,900	4,121,275	770,945

NET INVESTMENT INCOME (LOSS)	(1,248,130)	(1,543,395)	(3,063,900)	(4,121,275)	(770,945)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,467,357	46,030,731	25,551,701	48,001,433	49,863,048
Net change in unrealized appreciation (depreciation) on investments	(20,871,104)	(101,260,034)	(57,573,585)	(195,917,438)	(68,189,009)
NET GAIN (LOSS) ON INVESTMENTS	(14,403,747)	(55,229,303)	(32,021,884)	(147,916,005)	(18,325,961)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,651,877)	$(56,772,698)	$(35,085,784)	$(152,037,280)	$(19,096,906)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio**	AST MFS Growth Portfolio**	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$776,641,254	$—	$—	$253,109,162	$234,224,867
Net Assets	$776,641,254	$—	$—	$253,109,162	$234,224,867

NET ASSETS, representing:
Accumulation units	$772,392,033	$—	$—	$251,724,097	$233,887,133
Contracts in payout (annuitization) period	4,249,221	—	—	1,385,065	337,734
	$776,641,254	$—	$—	$253,109,162	$234,224,867

Units outstanding	20,469,313	—	—	4,008,170	5,086,073

Portfolio shares held	17,816,959	—	—	5,923,453	3,929,947
Portfolio net asset value per share	$43.59	$—	$—	$42.73	$59.60
Investment in portfolio shares, at cost	$801,558,482	$—	$—	$184,471,107	$240,025,812

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	6/10/2022**	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,998,859	4,735,328	1,333,637	3,691,272	2,159,170

NET INVESTMENT INCOME (LOSS)	(10,998,859)	(4,735,328)	(1,333,637)	(3,691,272)	(2,159,170)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	107,650,346	352,750,078	89,677,003	35,923,833	21,359,399
Net change in unrealized appreciation (depreciation) on investments	(137,160,965)	(597,994,649)	(166,377,622)	(64,671,057)	(83,021,543)
NET GAIN (LOSS) ON INVESTMENTS	(29,510,619)	(245,244,571)	(76,700,619)	(28,747,224)	(61,662,144)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(40,509,478)	$(249,979,899)	$(78,034,256)	$(32,438,496)	$(63,821,314)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio**	AST BlackRock/Loomis Sayles Bond Portfolio**	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$77,348,818	$2,101,549,942	$73,552,177
Net Assets	$—	$—	$77,348,818	$2,101,549,942	$73,552,177

NET ASSETS, representing:
Accumulation units	$—	$—	$77,317,512	$2,101,529,224	$73,362,264
Contracts in payout (annuitization) period	—	—	31,306	20,718	189,913
	$—	$—	$77,348,818	$2,101,549,942	$73,552,177

Units outstanding	—	—	1,663,092	64,240,350	4,222,222

Portfolio shares held	—	—	2,674,579	59,265,368	3,563,575
Portfolio net asset value per share	$—	$—	$28.92	$35.46	$20.64
Investment in portfolio shares, at cost	$—	$—	$62,499,533	$2,049,204,175	$64,923,107

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	403,292	1,462,413	1,086,749	32,469,151	1,183,222

NET INVESTMENT INCOME (LOSS)	(403,292)	(1,462,413)	(1,086,749)	(32,469,151)	(1,183,222)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,616,031	79,646,042	33,047,086	321,596,874	4,319,297
Net change in unrealized appreciation (depreciation) on investments	(12,385,623)	(112,791,076)	(29,186,255)	(848,007,232)	(15,613,448)
NET GAIN (LOSS) ON INVESTMENTS	(3,769,592)	(33,145,034)	3,860,831	(526,410,358)	(11,294,151)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,172,884)	$(34,607,447)	$2,774,082	$(558,879,509)	$(12,477,373)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$121,930,267	$98,092,428	$211,436,824	$206,273,942	$2,999,887,678
Net Assets	$121,930,267	$98,092,428	$211,436,824	$206,273,942	$2,999,887,678

NET ASSETS, representing:
Accumulation units	$121,253,632	$97,544,699	$211,076,058	$206,273,942	$2,999,887,678
Contracts in payout (annuitization) period	676,635	547,729	360,766	—	—
	$121,930,267	$98,092,428	$211,436,824	$206,273,942	$2,999,887,678

Units outstanding	3,281,197	3,492,592	7,178,522	11,502,395	140,205,853

Portfolio shares held	4,618,571	3,031,286	9,775,165	10,732,255	125,047,423
Portfolio net asset value per share	$26.40	$32.36	$21.63	$19.22	$23.99
Investment in portfolio shares, at cost	$101,843,409	$87,381,051	$169,206,708	$179,668,331	$2,153,963,041

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,752,821	1,426,741	3,422,005	2,940,865	47,622,359

NET INVESTMENT INCOME (LOSS)	(1,752,821)	(1,426,741)	(3,422,005)	(2,940,865)	(47,622,359)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,633,767	8,854,583	24,567,696	28,145,034	425,163,791
Net change in unrealized appreciation (depreciation) on investments	(54,843,228)	(43,227,476)	(121,260,261)	(52,035,722)	(1,143,852,054)
NET GAIN (LOSS) ON INVESTMENTS	(36,209,461)	(34,372,893)	(96,692,565)	(23,890,688)	(718,688,263)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(37,962,282)	$(35,799,634)	$(100,114,570)	$(26,831,553)	$(766,310,622)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Moderate Multi-Asset Portfolio**	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$855,751,890	$1,977,789,635	$844,493,584	$—	$355,140,192
Net Assets	$855,751,890	$1,977,789,635	$844,493,584	$—	$355,140,192

NET ASSETS, representing:
Accumulation units	$855,400,331	$1,977,789,635	$844,493,584	$—	$355,140,192
Contracts in payout (annuitization) period	351,559	—	—	—	—
	$855,751,890	$1,977,789,635	$844,493,584	$—	$355,140,192

Units outstanding	59,781,497	100,027,286	52,057,695	—	20,610,378

Portfolio shares held	52,339,565	91,437,339	47,819,569	—	18,671,934
Portfolio net asset value per share	$16.35	$21.63	$17.66	$—	$19.02
Investment in portfolio shares, at cost	$786,209,126	$1,525,100,766	$789,420,487	$—	$307,875,585

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/2/2022**	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	15,360,896	24,832,885	14,651,173	5,376,507	5,170,147

NET INVESTMENT INCOME (LOSS)	(15,360,896)	(24,832,885)	(14,651,173)	(5,376,507)	(5,170,147)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	129,403,219	239,416,709	176,357,603	97,055,410	39,749,553
Net change in unrealized appreciation (depreciation) on investments	(317,611,271)	(625,351,503)	(388,596,915)	(199,635,630)	(135,463,323)
NET GAIN (LOSS) ON INVESTMENTS	(188,208,052)	(385,934,794)	(212,239,312)	(102,580,220)	(95,713,770)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(203,568,948)	$(410,767,679)	$(226,890,485)	$(107,956,727)	$(100,883,917)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30
ASSETS
Investment in the portfolios, at fair value	$1,260,481,629	$707,900	$313,295	$2,601,354	$4,067,197
Net Assets	$1,260,481,629	$707,900	$313,295	$2,601,354	$4,067,197

NET ASSETS, representing:
Accumulation units	$1,255,573,370	$707,900	$313,295	$2,509,382	$4,067,197
Contracts in payout (annuitization) period	4,908,259	—	—	91,972	—
	$1,260,481,629	$707,900	$313,295	$2,601,354	$4,067,197

Units outstanding	101,388,501	29,915	5,723	123,782	193,510

Portfolio shares held	101,324,890	134,072	34,054	265,444	114,698
Portfolio net asset value per share	$12.44	$5.28	$9.20	$9.80	$35.46
Investment in portfolio shares, at cost	$1,403,479,853	$1,027,356	$516,155	$2,441,023	$5,629,768

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$9,871	$—	$—	$20,670

EXPENSES
Charges for mortality and expense risk,
and for administration	17,940,282	11,787	3,765	37,094	55,428

NET INVESTMENT INCOME (LOSS)	(17,940,282)	(1,916)	(3,765)	(37,094)	(34,758)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	173,732	150,719	—	485,692
Net realized gain (loss) on shares redeemed	(43,995,075)	(63,858)	(19,968)	120,904	(2,024,130)
Net change in unrealized appreciation (depreciation) on investments	(206,195,761)	(325,370)	(324,985)	(1,297,987)	216,382
NET GAIN (LOSS) ON INVESTMENTS	(250,190,836)	(215,496)	(194,234)	(1,177,083)	(1,322,056)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(268,131,118)	$(217,412)	$(197,999)	$(1,214,177)	$(1,356,814)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
ASSETS
Investment in the portfolios, at fair value	$2,536,693	$1,683,774	$5,789,761	$4,584,108	$5,843,776
Net Assets	$2,536,693	$1,683,774	$5,789,761	$4,584,108	$5,843,776

NET ASSETS, representing:
Accumulation units	$2,536,693	$1,683,702	$5,789,761	$4,584,108	$5,843,776
Contracts in payout (annuitization) period	—	72	—	—	—
	$2,536,693	$1,683,774	$5,789,761	$4,584,108	$5,843,776

Units outstanding	250,793	1,980,913	148,708	165,649	173,255

Portfolio shares held	101,023	98,813	81,892	60,001	282,718
Portfolio net asset value per share	$25.11	$17.04	$70.70	$76.40	$20.67
Investment in portfolio shares, at cost	$2,728,074	$1,665,453	$6,641,229	$4,867,693	$6,068,284

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$28,910	$—	$—	$9,240	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	44,773	20,499	68,201	57,788	93,857

NET INVESTMENT INCOME (LOSS)	(15,863)	(20,499)	(68,201)	(48,548)	(93,857)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,016,609	46,587	1,839,861
Net realized gain (loss) on shares redeemed	(1,232,152)	52,673	(33,511)	265,088	(5,529,378)
Net change in unrealized appreciation (depreciation) on investments	51,320	57,391	(1,598,070)	(998,259)	(571,007)
NET GAIN (LOSS) ON INVESTMENTS	(1,180,832)	110,064	(614,972)	(686,584)	(4,260,524)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,196,695)	$89,565	$(683,173)	$(735,132)	$(4,354,381)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
ASSETS
Investment in the portfolios, at fair value	$14,436,418	$4,295,971	$6,239,146	$13,678,578	$4,837,539
Net Assets	$14,436,418	$4,295,971	$6,239,146	$13,678,578	$4,837,539

NET ASSETS, representing:
Accumulation units	$14,436,418	$4,295,971	$6,239,146	$13,652,352	$4,835,332
Contracts in payout (annuitization) period	—	—	—	26,226	2,207
	$14,436,418	$4,295,971	$6,239,146	$13,678,578	$4,837,539

Units outstanding	516,236	166,376	225,600	521,951	362,811

Portfolio shares held	296,557	82,015	124,236	308,841	214,811
Portfolio net asset value per share	$48.68	$52.38	$50.22	$44.29	$22.52
Investment in portfolio shares, at cost	$14,736,017	$5,609,853	$7,391,733	$12,326,442	$5,252,249

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$3,884	$186,105	$62,870

EXPENSES
Charges for mortality and expense risk,
and for administration	210,094	91,396	115,432	182,010	71,664

NET INVESTMENT INCOME (LOSS)	(210,094)	(91,396)	(111,548)	4,095	(8,794)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,746,578	62,326	305,714	—	184,759
Net realized gain (loss) on shares redeemed	(5,001,630)	(1,288,387)	1,052,676	4,187,573	450,766
Net change in unrealized appreciation (depreciation) on investments	(681,581)	(1,479,763)	(3,837,691)	531,846	(1,233,770)
NET GAIN (LOSS) ON INVESTMENTS	(3,936,633)	(2,705,824)	(2,479,301)	4,719,419	(598,245)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,146,727)	$(2,797,220)	$(2,590,849)	$4,723,514	$(607,039)
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials
ASSETS
Investment in the portfolios, at fair value	$8,876,660	$2,696,802	$21,999,265	$2,229,299	$6,022,790
Net Assets	$8,876,660	$2,696,802	$21,999,265	$2,229,299	$6,022,790

NET ASSETS, representing:
Accumulation units	$8,876,660	$2,696,802	$21,956,028	$2,229,299	$6,022,790
Contracts in payout (annuitization) period	—	—	43,237	—	—
	$8,876,660	$2,696,802	$21,999,265	$2,229,299	$6,022,790

Units outstanding	568,889	189,930	620,024	110,937	190,009

Portfolio shares held	210,198	203,226	295,530	94,502	72,546
Portfolio net asset value per share	$42.23	$13.27	$74.44	$23.59	$83.02
Investment in portfolio shares, at cost	$9,802,860	$2,708,805	$21,919,287	$2,474,998	$6,071,765

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$10,143	$—	$—	$77,989	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	162,224	49,012	323,512	31,231	97,248

NET INVESTMENT INCOME (LOSS)	(152,081)	(49,012)	(323,512)	46,758	(97,248)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	132,674	—	1,332,676	—	106,035
Net realized gain (loss) on shares redeemed	955,497	(2,069,741)	815,986	(102,116)	(74,892)
Net change in unrealized appreciation (depreciation) on investments	(3,324,493)	(44,129)	(4,418,901)	(237,571)	(1,661,819)
NET GAIN (LOSS) ON INVESTMENTS	(2,236,322)	(2,113,870)	(2,270,239)	(339,687)	(1,630,676)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,388,403)	$(2,162,882)	$(2,593,751)	$(292,929)	$(1,727,924)
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$3,651,467	$2,908,066	$10,306,537	$10,428,989	$10,225,032
Net Assets	$3,651,467	$2,908,066	$10,306,537	$10,428,989	$10,225,032

NET ASSETS, representing:
Accumulation units	$3,651,467	$2,908,066	$10,295,154	$10,428,989	$10,221,205
Contracts in payout (annuitization) period	—	—	11,383	—	3,827
	$3,651,467	$2,908,066	$10,306,537	$10,428,989	$10,225,032

Units outstanding	50,362	198,082	1,114,978	343,837	327,702

Portfolio shares held	222,651	59,985	411,767	328,472	258,796
Portfolio net asset value per share	$16.40	$48.48	$25.03	$31.75	$39.51
Investment in portfolio shares, at cost	$7,436,909	$3,306,125	$9,686,045	$12,565,179	$11,092,929

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$14,764

EXPENSES
Charges for mortality and expense risk,
and for administration	57,393	46,021	126,338	169,177	142,897

NET INVESTMENT INCOME (LOSS)	(57,393)	(46,021)	(126,338)	(169,177)	(128,133)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,765,656	173,242	—	2,473,567	1,487,347
Net realized gain (loss) on shares redeemed	(1,241,636)	(312,636)	(1,555,556)	(2,778,046)	(707,992)
Net change in unrealized appreciation (depreciation) on investments	(3,986,926)	(256,070)	382,416	(3,226,601)	(1,981,440)
NET GAIN (LOSS) ON INVESTMENTS	(3,462,906)	(395,464)	(1,173,140)	(3,531,080)	(1,202,085)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,520,299)	$(441,485)	$(1,299,478)	$(3,700,257)	$(1,330,218)
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
ASSETS
Investment in the portfolios, at fair value	$2,019,090	$4,165,089	$4,338,720	$16,113,053	$2,913,855
Net Assets	$2,019,090	$4,165,089	$4,338,720	$16,113,053	$2,913,855

NET ASSETS, representing:
Accumulation units	$2,019,090	$4,165,089	$4,338,720	$16,031,231	$2,913,855
Contracts in payout (annuitization) period	—	—	—	81,822	—
	$2,019,090	$4,165,089	$4,338,720	$16,113,053	$2,913,855

Units outstanding	102,041	145,655	3,154,397	524,048	101,348

Portfolio shares held	54,117	76,804	98,630	421,697	44,263
Portfolio net asset value per share	$37.31	$54.23	$43.99	$38.21	$65.83
Investment in portfolio shares, at cost	$2,122,565	$5,221,839	$4,269,947	$16,853,157	$3,150,466

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$1,828	$40,054	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	26,240	74,156	56,438	278,487	48,733

NET INVESTMENT INCOME (LOSS)	(24,412)	(34,102)	(56,438)	(278,487)	(48,733)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	137,229	382,274	—	4,139,945	279,587
Net realized gain (loss) on shares redeemed	166,537	242,571	1,278,051	(11,067,612)	(1,407,349)
Net change in unrealized appreciation (depreciation) on investments	(500,372)	(2,713,002)	218,046	(2,026,386)	(1,270,938)
NET GAIN (LOSS) ON INVESTMENTS	(196,606)	(2,088,157)	1,496,097	(8,954,053)	(2,398,700)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(221,018)	$(2,122,259)	$1,439,659	$(9,232,540)	$(2,447,433)
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
ASSETS
Investment in the portfolios, at fair value	$8,778,669	$93,199	$2,124,045	$346,060	$7,482,129
Net Assets	$8,778,669	$93,199	$2,124,045	$346,060	$7,482,129

NET ASSETS, representing:
Accumulation units	$8,778,669	$93,199	$2,124,045	$346,060	$7,482,129
Contracts in payout (annuitization) period	—	—	—	—	—
	$8,778,669	$93,199	$2,124,045	$346,060	$7,482,129

Units outstanding	255,633	131,236	7,787,978	492,638	280,764

Portfolio shares held	327,318	11,242	116,578	13,143	187,852
Portfolio net asset value per share	$26.82	$8.29	$18.22	$26.33	$39.83
Investment in portfolio shares, at cost	$10,860,372	$92,990	$2,064,176	$340,463	$8,859,189

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$1

EXPENSES
Charges for mortality and expense risk,
and for administration	155,125	2,203	21,445	6,162	120,394

NET INVESTMENT INCOME (LOSS)	(155,125)	(2,203)	(21,445)	(6,162)	(120,393)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,660,856	—	—	—	1,510,630
Net realized gain (loss) on shares redeemed	(1,818,232)	(10,940)	104,423	13,388	(1,146,631)
Net change in unrealized appreciation (depreciation) on investments	(3,353,703)	1,803	88,769	10,645	(1,815,825)
NET GAIN (LOSS) ON INVESTMENTS	(3,511,079)	(9,137)	193,192	24,033	(1,451,826)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,666,204)	$(11,340)	$171,747	$17,871	$(1,572,219)
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
ASSETS
Investment in the portfolios, at fair value	$5,860,932	$1,923,740	$5,442,336	$20,528,684	$3,166,726
Net Assets	$5,860,932	$1,923,740	$5,442,336	$20,528,684	$3,166,726

NET ASSETS, representing:
Accumulation units	$5,860,932	$1,923,740	$5,437,820	$20,528,684	$3,166,726
Contracts in payout (annuitization) period	—	—	4,516	—	—
	$5,860,932	$1,923,740	$5,442,336	$20,528,684	$3,166,726

Units outstanding	240,049	206,838	114,586	1,332,372	143,491

Portfolio shares held	120,571	65,882	189,761	1,429,574	280,738
Portfolio net asset value per share	$48.61	$29.20	$28.68	$14.36	$11.28
Investment in portfolio shares, at cost	$6,022,987	$2,101,276	$8,041,832	$26,765,195	$3,544,001

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$49,738	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	96,705	37,315	79,637	451,314	57,545

NET INVESTMENT INCOME (LOSS)	(96,705)	12,423	(79,637)	(451,314)	(57,545)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,375,444	—	2,589,896	24,117,528	939,284
Net realized gain (loss) on shares redeemed	(4,934,041)	54,900	(1,728,997)	(47,389,417)	(3,992,751)
Net change in unrealized appreciation (depreciation) on investments	(682,095)	(842,417)	(3,926,408)	(23,203,088)	(71,349)
NET GAIN (LOSS) ON INVESTMENTS	(4,240,692)	(787,517)	(3,065,509)	(46,474,977)	(3,124,816)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,337,397)	$(775,094)	$(3,145,146)	$(46,926,291)	$(3,182,361)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
ASSETS
Investment in the portfolios, at fair value	$16,101,801	$11,187,086	$10,116,700	$1,090,077	$7,052,759
Net Assets	$16,101,801	$11,187,086	$10,116,700	$1,090,077	$7,052,759

NET ASSETS, representing:
Accumulation units	$16,101,801	$11,132,455	$10,116,700	$1,090,077	$7,052,759
Contracts in payout (annuitization) period	—	54,631	—	—	—
	$16,101,801	$11,187,086	$10,116,700	$1,090,077	$7,052,759

Units outstanding	557,562	350,508	465,319	48,037	242,935

Portfolio shares held	387,995	234,776	224,267	9,181	152,393
Portfolio net asset value per share	$41.50	$47.65	$45.11	$118.73	$46.28
Investment in portfolio shares, at cost	$15,584,063	$14,957,223	$10,297,875	$770,250	$6,074,671

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$169,596	$—	$48,487	$5,393	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	230,536	191,366	140,167	18,337	124,051

NET INVESTMENT INCOME (LOSS)	(60,940)	(191,366)	(91,680)	(12,944)	(124,051)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	184,933	2,728,228	134,630	152,891	304,729
Net realized gain (loss) on shares redeemed	(249,550)	(2,127,532)	1,110,881	138,189	784,535
Net change in unrealized appreciation (depreciation) on investments	(345,566)	(6,416,082)	(2,108,663)	(814,311)	(5,080,054)
NET GAIN (LOSS) ON INVESTMENTS	(410,183)	(5,815,386)	(863,152)	(523,231)	(3,990,790)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(471,123)	$(6,006,752)	$(954,832)	$(536,175)	$(4,114,841)
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$14,445	$19,307,365	$14,014,882	$13,387,687	$173,938
Net Assets	$14,445	$19,307,365	$14,014,882	$13,387,687	$173,938

NET ASSETS, representing:
Accumulation units	$14,445	$19,270,174	$14,012,948	$13,387,687	$173,938
Contracts in payout (annuitization) period	—	37,191	1,934	—	—
	$14,445	$19,307,365	$14,014,882	$13,387,687	$173,938

Units outstanding	14,269	479,978	911,887	238,675	17,571

Portfolio shares held	398	767,688	1,113,176	803,583	101,127
Portfolio net asset value per share	$36.26	$25.15	$12.59	$16.66	$1.72
Investment in portfolio shares, at cost	$26,978	$21,014,738	$23,797,303	$13,862,950	$224,227

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$92,956	$6,614

EXPENSES
Charges for mortality and expense risk,
and for administration	200	254,303	233,502	209,449	2,632

NET INVESTMENT INCOME (LOSS)	(200)	(254,303)	(233,502)	(116,493)	3,982

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	2,669,821	6,493,431	1,697,287	—
Net realized gain (loss) on shares redeemed	(9,438)	189,492	986,280	1,066,060	(23,850)
Net change in unrealized appreciation (depreciation) on investments	11,654	(6,294,845)	(17,609,597)	(5,825,614)	(7,721)
NET GAIN (LOSS) ON INVESTMENTS	2,216	(3,435,532)	(10,129,886)	(3,062,267)	(31,571)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,016	$(3,689,835)	$(10,363,388)	$(3,178,760)	$(27,589)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,026,824	$2,210,441,947	$1,008,310,612	$3,529,366,644	$16,014,959
Net Assets	$1,026,824	$2,210,441,947	$1,008,310,612	$3,529,366,644	$16,014,959

NET ASSETS, representing:
Accumulation units	$1,026,824	$2,210,138,363	$1,008,310,612	$3,529,366,644	$16,014,959
Contracts in payout (annuitization) period	—	303,584	—	—	—
	$1,026,824	$2,210,441,947	$1,008,310,612	$3,529,366,644	$16,014,959

Units outstanding	31,046	133,485,378	49,368,557	211,621,790	1,040,012

Portfolio shares held	136,003	119,872,123	44,379,869	431,991,021	1,167,271
Portfolio net asset value per share	$7.55	$18.44	$22.72	$8.17	$13.72
Investment in portfolio shares, at cost	$1,351,467	$2,062,859,320	$799,610,467	$3,499,214,204	$16,173,519

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	16,946	35,491,487	16,106,675	28,856,720	225,870

NET INVESTMENT INCOME (LOSS)	(16,946)	(35,491,487)	(16,106,675)	(28,856,720)	(225,870)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	199,327	—	—	—	—
Net realized gain (loss) on shares redeemed	3,745	334,293,268	175,645,256	(167,387,652)	3,484,019
Net change in unrealized appreciation (depreciation) on investments	(793,393)	(1,047,134,495)	(422,613,838)	31,256,077	(10,455,451)
NET GAIN (LOSS) ON INVESTMENTS	(590,321)	(712,841,227)	(246,968,582)	(136,131,575)	(6,971,432)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(607,267)	$(748,332,714)	$(263,075,257)	$(164,988,295)	$(7,197,302)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Jennison Large-Cap Growth Portfolio**	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$56,114,411	$—	$1,354,631	$10,465,053	$9,316,356
Net Assets	$56,114,411	$—	$1,354,631	$10,465,053	$9,316,356

NET ASSETS, representing:
Accumulation units	$56,114,411	$—	$1,354,631	$10,446,617	$9,289,998
Contracts in payout (annuitization) period	—	—	—	18,436	26,358
	$56,114,411	$—	$1,354,631	$10,465,053	$9,316,356

Units outstanding	6,682,099	—	40,829	301,918	305,969

Portfolio shares held	6,979,405	—	68,175	501,200	1,158,751
Portfolio net asset value per share	$8.04	$—	$19.87	$20.88	$8.04
Investment in portfolio shares, at cost	$61,243,684	$—	$1,836,781	$15,640,244	$12,884,304

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Jennison Large-Cap Growth Portfolio	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	851,581	544,950	23,572	170,360	139,542

NET INVESTMENT INCOME (LOSS)	(851,581)	(544,950)	(23,572)	(170,360)	(139,542)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	384,040	2,977,794	1,749,989
Net realized gain (loss) on shares redeemed	9,630,716	4,161,934	19,237	(56,764)	(378,205)
Net change in unrealized appreciation (depreciation) on investments	(31,717,787)	(50,152,577)	(1,275,181)	(10,153,557)	(6,746,499)
NET GAIN (LOSS) ON INVESTMENTS	(22,087,071)	(45,990,643)	(871,904)	(7,232,527)	(5,374,715)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22,938,652)	$(46,535,593)	$(895,476)	$(7,402,887)	$(5,514,257)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$5,741,131	$78,204	$37,161,314	$55,123,177	$14,941,914
Net Assets	$5,741,131	$78,204	$37,161,314	$55,123,177	$14,941,914

NET ASSETS, representing:
Accumulation units	$5,594,096	$78,204	$37,161,314	$55,123,177	$14,925,677
Contracts in payout (annuitization) period	147,035	—	—	—	16,237
	$5,741,131	$78,204	$37,161,314	$55,123,177	$14,941,914

Units outstanding	308,324	6,488	2,148,741	4,241,300	623,588

Portfolio shares held	3,458,513	5,263	1,876,834	3,633,697	597,916
Portfolio net asset value per share	$1.66	$14.86	$19.80	$15.17	$24.99
Investment in portfolio shares, at cost	$5,993,474	$77,194	$29,845,149	$53,459,409	$15,584,846

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$248,890	$—	$—	$—	$278,412

EXPENSES
Charges for mortality and expense risk,
and for administration	78,523	565,485	495,441	960,745	198,194

NET INVESTMENT INCOME (LOSS)	170,367	(565,485)	(495,441)	(960,745)	80,218

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,826,522
Net realized gain (loss) on shares redeemed	(711,760)	(213,162)	3,071,303	5,658,302	306,826
Net change in unrealized appreciation (depreciation) on investments	(396,618)	(566,767)	(13,054,104)	(21,804,713)	(2,783,211)
NET GAIN (LOSS) ON INVESTMENTS	(1,108,378)	(779,929)	(9,982,801)	(16,146,411)	(649,863)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(938,011)	$(1,345,414)	$(10,478,242)	$(17,107,156)	$(569,645)

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio**
ASSETS
Investment in the portfolios, at fair value	$141,558	$4,416,015	$1,952,336	$4,344,945	$—
Net Assets	$141,558	$4,416,015	$1,952,336	$4,344,945	$—

NET ASSETS, representing:
Accumulation units	$141,558	$4,416,015	$1,952,336	$4,344,945	$—
Contracts in payout (annuitization) period	—	—	—	—	—
	$141,558	$4,416,015	$1,952,336	$4,344,945	$—

Units outstanding	14,268	143,022	64,969	148,741	—

Portfolio shares held	16,290	169,586	87,785	194,666	—
Portfolio net asset value per share	$8.69	$26.04	$22.24	$22.32	$—
Investment in portfolio shares, at cost	$169,369	$1,487,583	$2,167,008	$4,662,782	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**

INVESTMENT INCOME
Dividend income	$3,370	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,715	53,401	31,332	67,102	203,377

NET INVESTMENT INCOME (LOSS)	1,655	(53,401)	(31,332)	(67,102)	(203,377)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	440,600	911,365	—
Net realized gain (loss) on shares redeemed	(4,504)	442,733	13,189	209,571	148,269
Net change in unrealized appreciation (depreciation) on investments	(26,867)	(2,648,103)	(1,008,707)	(2,338,307)	(5,332,137)
NET GAIN (LOSS) ON INVESTMENTS	(31,371)	(2,205,370)	(554,918)	(1,217,371)	(5,183,868)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(29,716)	$(2,258,771)	$(586,250)	$(1,284,473)	$(5,387,245)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio**	AST Bond Portfolio 2024
ASSETS
Investment in the portfolios, at fair value	$69,739,384	$123,624,001	$2,043,422	$—	$3,782,809
Net Assets	$69,739,384	$123,624,001	$2,043,422	$—	$3,782,809

NET ASSETS, representing:
Accumulation units	$69,739,384	$123,057,513	$2,043,422	$—	$3,782,809
Contracts in payout (annuitization) period	—	566,488	—	—	—
	$69,739,384	$123,624,001	$2,043,422	$—	$3,782,809

Units outstanding	6,946,971	7,859,699	205,920	—	386,596

Portfolio shares held	5,697,662	6,848,975	191,511	—	327,232
Portfolio net asset value per share	$12.24	$18.05	$10.67	$—	$11.56
Investment in portfolio shares, at cost	$70,078,762	$111,533,880	$2,205,567	$—	$3,801,021

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	2/11/2022**	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	761,397	2,014,774	13,501	124,994	55,680

NET INVESTMENT INCOME (LOSS)	(761,397)	(2,014,774)	(13,501)	(124,994)	(55,680)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	415,782	16,205,701	(84,799)	23,001,784	(197,825)
Net change in unrealized appreciation (depreciation) on investments	(1,162,978)	(50,037,697)	(298,641)	(27,753,241)	12,093
NET GAIN (LOSS) ON INVESTMENTS	(747,196)	(33,831,996)	(383,440)	(4,751,457)	(185,732)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,508,593)	$(35,846,770)	$(396,941)	$(4,876,451)	$(241,412)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$56,104,995	$2,876,518	$123,711	$110,138,474	$4,288,218
Net Assets	$56,104,995	$2,876,518	$123,711	$110,138,474	$4,288,218

NET ASSETS, representing:
Accumulation units	$56,104,995	$2,876,518	$123,711	$109,167,351	$4,288,218
Contracts in payout (annuitization) period	—	—	—	971,123	—
	$56,104,995	$2,876,518	$123,711	$110,138,474	$4,288,218

Units outstanding	2,350,384	300,816	9,868	4,857,273	387,916

Portfolio shares held	2,081,818	2,876,518	20,618	4,319,156	328,599
Portfolio net asset value per share	$26.95	$1.00	$6.00	$25.50	$13.05
Investment in portfolio shares, at cost	$49,154,255	$2,876,518	$158,405	$124,015,851	$4,314,850

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$33,728	$6,950	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	753,429	28,332	1,301	1,570,752	65,797

NET INVESTMENT INCOME (LOSS)	(753,429)	5,396	5,649	(1,570,752)	(65,797)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	4,646	—	—
Net realized gain (loss) on shares redeemed	9,500,544	—	(4,100)	(4,943,893)	(204,693)
Net change in unrealized appreciation (depreciation) on investments	(15,681,258)	—	(21,956)	(22,752,646)	(10,869)
NET GAIN (LOSS) ON INVESTMENTS	(6,180,714)	—	(21,410)	(27,696,539)	(215,562)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,934,143)	$5,396	$(15,761)	$(29,267,291)	$(281,359)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$21,572,309	$43,546,079	$13,686,396	$71,912,510	$4,666,238
Net Assets	$21,572,309	$43,546,079	$13,686,396	$71,912,510	$4,666,238

NET ASSETS, representing:
Accumulation units	$21,572,309	$43,546,079	$13,676,700	$71,912,510	$4,666,238
Contracts in payout (annuitization) period	—	—	9,696	—	—
	$21,572,309	$43,546,079	$13,686,396	$71,912,510	$4,666,238

Units outstanding	2,287,935	4,736,231	1,361,623	7,614,503	503,266

Portfolio shares held	1,970,074	4,139,361	1,355,089	6,835,790	452,593
Portfolio net asset value per share	$10.95	$10.52	$10.10	$10.52	$10.31
Investment in portfolio shares, at cost	$23,994,490	$48,775,193	$17,024,414	$81,863,698	$4,795,101

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$25,953	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	424,005	850,781	203,652	1,376,754	68,897

NET INVESTMENT INCOME (LOSS)	(424,005)	(850,781)	(177,699)	(1,376,754)	(68,897)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(494,644)	(1,951,007)	274,073	(1,752,719)	(241,267)
Net change in unrealized appreciation (depreciation) on investments	(2,226,650)	(4,005,397)	(5,340,646)	(9,870,370)	(128,863)
NET GAIN (LOSS) ON INVESTMENTS	(2,721,294)	(5,956,404)	(5,066,573)	(11,623,089)	(370,130)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,145,299)	$(6,807,185)	$(5,244,272)	$(12,999,843)	$(439,027)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$40,749,147	$37,722,794	$593,998	$2,792,265	$787,243
Net Assets	$40,749,147	$37,722,794	$593,998	$2,792,265	$787,243

NET ASSETS, representing:
Accumulation units	$40,749,147	$37,722,794	$593,998	$2,792,265	$787,243
Contracts in payout (annuitization) period	—	—	—	—	—
	$40,749,147	$37,722,794	$593,998	$2,792,265	$787,243

Units outstanding	4,160,431	4,522,486	49,174	316,094	65,632

Portfolio shares held	3,918,187	4,306,255	45,171	252,923	35,865
Portfolio net asset value per share	$10.40	$8.76	$13.15	$11.04	$21.95
Investment in portfolio shares, at cost	$48,159,366	$44,683,778	$693,359	$2,942,976	$822,480

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$—	$—	$5,138	$96,205	$70,275

EXPENSES
Charges for mortality and expense risk,
and for administration	647,581	692,690	24,680	58,540	79,608

NET INVESTMENT INCOME (LOSS)	(647,581)	(692,690)	(19,542)	37,665	(9,333)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	76,841	45,541	417,938
Net realized gain (loss) on shares redeemed	(918,602)	(1,066,151)	(520,413)	(1,039,808)	(1,458,125)
Net change in unrealized appreciation (depreciation) on investments	(7,678,585)	(7,969,284)	(94,763)	(38,796)	(94,899)
NET GAIN (LOSS) ON INVESTMENTS	(8,597,187)	(9,035,435)	(538,335)	(1,033,063)	(1,135,086)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,244,768)	$(9,728,125)	$(557,877)	$(995,398)	$(1,144,419)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
ASSETS
Investment in the portfolios, at fair value	$3,277,461	$24,206,259	$8,854,179	$71,093,655	$65,726,401
Net Assets	$3,277,461	$24,206,259	$8,854,179	$71,093,655	$65,726,401

NET ASSETS, representing:
Accumulation units	$3,277,461	$24,206,259	$8,825,315	$70,689,484	$65,726,401
Contracts in payout (annuitization) period	—	—	28,864	404,171	—
	$3,277,461	$24,206,259	$8,854,179	$71,093,655	$65,726,401

Units outstanding	225,924	2,390,442	764,465	8,383,100	8,949,148

Portfolio shares held	155,847	2,420,626	159,506	6,669,198	8,693,968
Portfolio net asset value per share	$21.03	$10.00	$55.51	$10.66	$7.56
Investment in portfolio shares, at cost	$3,422,113	$24,206,258	$11,480,505	$79,320,814	$78,611,678

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

INVESTMENT INCOME
Dividend income	$100,994	$462,421	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	123,694	38	139,807	1,110,970	1,033,761

NET INVESTMENT INCOME (LOSS)	(22,700)	462,383	(139,807)	(1,110,970)	(1,033,761)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	531,638	—	2,773,955	—	—
Net realized gain (loss) on shares redeemed	(997,637)	—	202,258	(4,009,406)	(2,633,720)
Net change in unrealized appreciation (depreciation) on investments	(750,301)	—	(7,630,668)	(7,707,828)	(13,262,992)
NET GAIN (LOSS) ON INVESTMENTS	(1,216,300)	—	(4,654,455)	(11,717,234)	(15,896,712)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,239,000)	$462,383	$(4,794,262)	$(12,828,204)	$(16,930,473)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2022

SUBACCOUNT
AST Bond Portfolio 2033
ASSETS
Investment in the portfolios, at fair value	$505,263
Net Assets	$505,263

NET ASSETS, representing:
Accumulation units	$505,263
Contracts in payout (annuitization) period	—
$505,263

Units outstanding	64,613

Portfolio shares held	63,555
Portfolio net asset value per share	$7.95
Investment in portfolio shares, at cost	$498,525

STATEMENTS OF OPERATIONS
For the period ended December 31, 2022

SUBACCOUNT
AST Bond Portfolio 2033
1/3/2022*
to
12/31/2022

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,541

NET INVESTMENT INCOME (LOSS)	(2,541)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(9,337)
Net change in unrealized appreciation (depreciation) on investments	6,738
NET GAIN (LOSS) ON INVESTMENTS	(2,599)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,140)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**

OPERATIONS
Net investment income (loss)	$(12,354,878)	$291,246	$(1,155,869)	$(10,195,231)	$(1,111,341)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	125,707,918	—	12,340,215	75,756,850	228,487,585
Net change in unrealized appreciation (depreciation) on investments	(379,278,671)	—	(43,679,309)	(246,592,362)	(222,895,107)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(265,925,631)	291,246	(32,494,963)	(181,030,743)	4,481,137

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,431,686	8,318,183	210,226	583,406	232,164
Annuity payments	(1,724,642)	(3,836,467)	(84,894)	(706,987)	(541,306)
Surrenders, withdrawals and death benefits	(66,590,167)	(540,440,908)	(6,611,522)	(64,245,239)	(6,187,384)
Net transfers between other subaccounts
or fixed rate option	833,488,149	597,527,784	(18,717,504)	(266,943,015)	(685,844,728)
Miscellaneous transactions	(104,501)	(271)	(1,882)	5,663	(5,668)
Other charges	(4,770,286)	(1,038,119)	(593,252)	(7,117,565)	(243,903)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	761,730,239	60,530,202	(25,798,828)	(338,423,737)	(692,590,825)

TOTAL INCREASE (DECREASE) IN NET ASSETS	495,804,608	60,821,448	(58,293,791)	(519,454,480)	(688,109,688)

NET ASSETS
Beginning of period	666,218,816	453,952,864	132,648,170	1,142,546,809	688,109,688
End of period	$1,162,023,424	$514,774,312	$74,354,379	$623,092,329	$—

Beginning units	8,932,813	39,976,082	1,818,670	40,802,376	25,236,189
Units issued	20,811,152	41,496,600	384,394	8,765,396	53,456
Units redeemed	(5,872,542)	(36,089,417)	(831,063)	(22,883,949)	(25,289,645)
Ending units	23,871,423	45,383,265	1,372,001	26,683,823	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	9/9/2022**	12/31/2022	12/31/2022	6/10/2022**

OPERATIONS
Net investment income (loss)	$(1,248,130)	$(1,543,395)	$(3,063,900)	$(4,121,275)	$(770,945)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,467,357	46,030,731	25,551,701	48,001,433	49,863,048
Net change in unrealized appreciation (depreciation) on investments	(20,871,104)	(101,260,034)	(57,573,585)	(195,917,438)	(68,189,009)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,651,877)	(56,772,698)	(35,085,784)	(152,037,280)	(19,096,906)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	484,523	405,251	415,238	951,054	142,737
Annuity payments	(306,480)	(381,565)	(735,604)	(646,496)	(45,354)
Surrenders, withdrawals and death benefits	(7,072,443)	(7,719,781)	(17,017,524)	(23,904,263)	(4,913,181)
Net transfers between other subaccounts
or fixed rate option	(22,530,483)	(152,475,212)	95,327,951	(25,857,316)	(143,096,586)
Miscellaneous transactions	(528)	31,153	(13,467)	25,526	9,278
Other charges	(516,288)	(500,186)	(1,001,470)	(1,847,828)	(447,938)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,941,699)	(160,640,340)	76,975,124	(51,279,323)	(148,351,044)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,593,576)	(217,413,038)	41,889,340	(203,316,603)	(167,447,950)

NET ASSETS
Beginning of period	138,420,896	217,413,038	210,260,629	480,305,877	167,447,950
End of period	$92,827,320	$—	$252,149,969	$276,989,274	$—

Beginning units	4,603,935	4,972,967	4,077,921	19,045,889	2,491,157
Units issued	1,549,200	640,461	3,327,011	2,819,963	89,436
Units redeemed	(2,662,373)	(5,613,428)	(1,886,300)	(5,473,108)	(2,580,593)
Ending units	3,490,762	—	5,518,632	16,392,744	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	6/10/2022**	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(10,998,859)	$(4,735,328)	$(1,333,637)	$(3,691,272)	$(2,159,170)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	107,650,346	352,750,078	89,677,003	35,923,833	21,359,399
Net change in unrealized appreciation (depreciation) on investments	(137,160,965)	(597,994,649)	(166,377,622)	(64,671,057)	(83,021,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(40,509,478)	(249,979,899)	(78,034,256)	(32,438,496)	(63,821,314)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,798,623	864,735	524,413	509,713	358,195
Annuity payments	(1,925,010)	(1,605,634)	(464,033)	(836,593)	(280,969)
Surrenders, withdrawals and death benefits	(59,617,848)	(25,461,042)	(7,983,977)	(21,621,135)	(12,171,080)
Net transfers between other subaccounts
or fixed rate option	619,066,973	(642,856,387)	(192,850,854)	(53,622,965)	129,938,651
Miscellaneous transactions	(158,678)	49,390	11,618	3,859	8,718
Other charges	(3,538,175)	(762,522)	(400,638)	(1,417,522)	(1,025,217)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	555,625,885	(669,771,460)	(201,163,471)	(76,984,643)	116,828,298

TOTAL INCREASE (DECREASE) IN NET ASSETS	515,116,407	(919,751,359)	(279,197,727)	(109,423,139)	53,006,984

NET ASSETS
Beginning of period	261,524,847	919,751,359	279,197,727	362,532,301	181,217,883
End of period	$776,641,254	$—	$—	$253,109,162	$234,224,867

Beginning units	6,928,277	13,588,837	6,241,737	5,385,518	2,861,959
Units issued	22,386,057	277,626	180,805	695,553	4,030,333
Units redeemed	(8,845,021)	(13,866,463)	(6,422,542)	(2,072,901)	(1,806,219)
Ending units	20,469,313	—	—	4,008,170	5,086,073

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	2/11/2022**	2/11/2022**	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(403,292)	$(1,462,413)	$(1,086,749)	$(32,469,151)	$(1,183,222)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,616,031	79,646,042	33,047,086	321,596,874	4,319,297
Net change in unrealized appreciation (depreciation) on investments	(12,385,623)	(112,791,076)	(29,186,255)	(848,007,232)	(15,613,448)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,172,884)	(34,607,447)	2,774,082	(558,879,509)	(12,477,373)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	144,517	59,375	218,497	3,873,602	57,837
Annuity payments	(139,615)	(337,810)	(55,987)	(2,156,670)	(182,622)
Surrenders, withdrawals and death benefits	(2,370,974)	(9,714,105)	(6,088,578)	(202,638,329)	(6,082,907)
Net transfers between other subaccounts
or fixed rate option	(249,254,623)	(990,710,594)	(39,814,090)	(388,846,520)	(11,312,421)
Miscellaneous transactions	5,824	8,129	19,003	(2,702)	1,719
Other charges	(61,818)	(705,725)	(831,389)	(19,682,820)	(449,948)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(251,676,689)	(1,001,400,730)	(46,552,544)	(609,453,439)	(17,968,342)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(255,849,573)	(1,036,008,177)	(43,778,462)	(1,168,332,948)	(30,445,715)

NET ASSETS
Beginning of period	255,849,573	1,036,008,177	121,127,280	3,269,882,890	103,997,892
End of period	$—	$—	$77,348,818	$2,101,549,942	$73,552,177

Beginning units	17,439,550	47,207,753	2,928,417	83,497,460	5,218,638
Units issued	149,232	130,775	1,068,644	10,751,828	773,019
Units redeemed	(17,588,782)	(47,338,528)	(2,333,969)	(30,008,938)	(1,769,435)
Ending units	—	—	1,663,092	64,240,350	4,222,222

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,752,821)	$(1,426,741)	$(3,422,005)	$(2,940,865)	$(47,622,359)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,633,767	8,854,583	24,567,696	28,145,034	425,163,791
Net change in unrealized appreciation (depreciation) on investments	(54,843,228)	(43,227,476)	(121,260,261)	(52,035,722)	(1,143,852,054)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(37,962,282)	(35,799,634)	(100,114,570)	(26,831,553)	(766,310,622)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	374,005	574,615	711,882	267,400	4,727,603
Annuity payments	(173,822)	(274,905)	(849,738)	(587,590)	(2,266,367)
Surrenders, withdrawals and death benefits	(11,235,531)	(8,785,006)	(18,154,195)	(18,884,269)	(270,126,016)
Net transfers between other subaccounts
or fixed rate option	(28,665,635)	(17,767,025)	(4,503,204)	(33,375,681)	(311,359,817)
Miscellaneous transactions	4,224	(484)	4,762	(392)	98,071
Other charges	(1,135,338)	(797,029)	(791,389)	(1,695,612)	(22,045,982)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(40,832,097)	(27,049,834)	(23,581,882)	(54,276,144)	(600,972,508)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,794,379)	(62,849,468)	(123,696,452)	(81,107,697)	(1,367,283,130)

NET ASSETS
Beginning of period	200,724,646	160,941,896	335,133,276	287,381,639	4,367,170,808
End of period	$121,930,267	$98,092,428	$211,436,824	$206,273,942	$2,999,887,678

Beginning units	4,396,281	4,636,783	7,975,559	14,489,026	167,294,445
Units issued	711,608	1,331,985	1,484,909	3,501,666	10,546,319
Units redeemed	(1,826,692)	(2,476,176)	(2,281,946)	(6,488,297)	(37,634,911)
Ending units	3,281,197	3,492,592	7,178,522	11,502,395	140,205,853

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/2/2022**	12/31/2022

OPERATIONS
Net investment income (loss)	$(15,360,896)	$(24,832,885)	$(14,651,173)	$(5,376,507)	$(5,170,147)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	129,403,219	239,416,709	176,357,603	97,055,410	39,749,553
Net change in unrealized appreciation (depreciation) on investments	(317,611,271)	(625,351,503)	(388,596,915)	(199,635,630)	(135,463,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(203,568,948)	(410,767,679)	(226,890,485)	(107,956,727)	(100,883,917)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	876,493	5,313,231	4,131,971	152,985	85,752
Annuity payments	(1,151,431)	(2,203,371)	(1,128,342)	(86,986)	(756,719)
Surrenders, withdrawals and death benefits	(93,012,965)	(159,528,190)	(101,572,614)	(34,871,684)	(26,902,350)
Net transfers between other subaccounts
or fixed rate option	(329,168,280)	209,764,487	(247,378,568)	(521,213,077)	(79,289,648)
Miscellaneous transactions	46,560	50,351	20,919	5,099	19,021
Other charges	(7,178,246)	(14,474,639)	(6,970,375)	(4,280,543)	(4,315,659)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(429,587,869)	38,921,869	(352,897,009)	(560,294,206)	(111,159,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(633,156,817)	(371,845,810)	(579,787,494)	(668,250,933)	(212,043,520)

NET ASSETS
Beginning of period	1,488,908,707	2,349,635,445	1,424,281,078	668,250,933	567,183,712
End of period	$855,751,890	$1,977,789,635	$844,493,584	$—	$355,140,192

Beginning units	87,953,773	98,657,466	72,797,117	36,061,071	27,020,038
Units issued	17,003,670	25,768,234	12,692,344	7,955,815	4,420,112
Units redeemed	(45,175,946)	(24,398,414)	(33,431,766)	(44,016,886)	(10,829,772)
Ending units	59,781,497	100,027,286	52,057,695	—	20,610,378

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(17,940,282)	$(1,916)	$(3,765)	$(37,094)	$(34,758)
Capital gains distributions received	—	173,732	150,719	—	485,692
Net realized gain (loss) on shares redeemed	(43,995,075)	(63,858)	(19,968)	120,904	(2,024,130)
Net change in unrealized appreciation (depreciation) on investments	(206,195,761)	(325,370)	(324,985)	(1,297,987)	216,382
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(268,131,118)	(217,412)	(197,999)	(1,214,177)	(1,356,814)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,952,012	4,166	216	15,636	12,385
Annuity payments	(2,450,075)	—	—	(868)	(62,659)
Surrenders, withdrawals and death benefits	(109,140,385)	(50,342)	(40,566)	(223,996)	(466,632)
Net transfers between other subaccounts
or fixed rate option	999,454,249	(73,663)	—	(120,045)	355,150
Miscellaneous transactions	(133,995)	(467)	(10)	161	4,616
Other charges	(10,186,946)	(2,471)	(243)	(3,441)	(7,552)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	880,494,860	(122,777)	(40,603)	(332,553)	(164,692)

TOTAL INCREASE (DECREASE) IN NET ASSETS	612,363,742	(340,189)	(238,602)	(1,546,730)	(1,521,506)

NET ASSETS
Beginning of period	648,117,887	1,048,089	551,897	4,148,084	5,588,703
End of period	$1,260,481,629	$707,900	$313,295	$2,601,354	$4,067,197

Beginning units	42,948,812	34,881	6,411	138,572	196,336
Units issued	117,318,960	369	1	13,248	119,985
Units redeemed	(58,879,271)	(5,335)	(689)	(28,038)	(122,811)
Ending units	101,388,501	29,915	5,723	123,782	193,510

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(15,863)	$(20,499)	$(68,201)	$(48,548)	$(93,857)
Capital gains distributions received	—	—	1,016,609	46,587	1,839,861
Net realized gain (loss) on shares redeemed	(1,232,152)	52,673	(33,511)	265,088	(5,529,378)
Net change in unrealized appreciation (depreciation) on investments	51,320	57,391	(1,598,070)	(998,259)	(571,007)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,196,695)	89,565	(683,173)	(735,132)	(4,354,381)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	57,071	17,734	12,395	13,539	13,058
Annuity payments	(37,647)	(467)	(14,849)	(59)	(2,461)
Surrenders, withdrawals and death benefits	(294,127)	(56,354)	(628,220)	(495,020)	(566,102)
Net transfers between other subaccounts
or fixed rate option	(470,817)	453,404	(264,386)	560,358	(779,797)
Miscellaneous transactions	665	(879)	(198)	(1,755)	21,628
Other charges	(1,140)	(2,184)	(2,865)	(4,531)	(2,777)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(745,995)	411,254	(898,123)	72,532	(1,316,451)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,942,690)	500,819	(1,581,296)	(662,600)	(5,670,832)

NET ASSETS
Beginning of period	4,479,383	1,182,955	7,371,057	5,246,708	11,514,608
End of period	$2,536,693	$1,683,774	$5,789,761	$4,584,108	$5,843,776

Beginning units	363,404	1,506,098	171,662	168,680	203,513
Units issued	859,601	19,725,735	36,419	143,570	487,055
Units redeemed	(972,212)	(19,250,920)	(59,373)	(146,601)	(517,313)
Ending units	250,793	1,980,913	148,708	165,649	173,255

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(210,094)	$(91,396)	$(111,548)	$4,095	$(8,794)
Capital gains distributions received	1,746,578	62,326	305,714	—	184,759
Net realized gain (loss) on shares redeemed	(5,001,630)	(1,288,387)	1,052,676	4,187,573	450,766
Net change in unrealized appreciation (depreciation) on investments	(681,581)	(1,479,763)	(3,837,691)	531,846	(1,233,770)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,146,727)	(2,797,220)	(2,590,849)	4,723,514	(607,039)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,826	13,108	5,490	20,372	4,754
Annuity payments	(72,699)	(7,276)	(2,263)	(22,395)	(48,872)
Surrenders, withdrawals and death benefits	(2,378,141)	(449,830)	(545,410)	(2,319,091)	(460,006)
Net transfers between other subaccounts
or fixed rate option	2,467,905	(2,838,212)	(2,621,519)	2,472,859	(1,236,206)
Miscellaneous transactions	5,304	315	1,289	11,555	(204)
Other charges	(16,841)	(44,242)	(51,287)	(11,652)	(14,847)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,354	(3,326,137)	(3,213,700)	151,648	(1,755,381)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,113,373)	(6,123,357)	(5,804,549)	4,875,162	(2,362,420)

NET ASSETS
Beginning of period	18,549,791	10,419,328	12,043,695	8,803,416	7,199,959
End of period	$14,436,418	$4,295,971	$6,239,146	$13,678,578	$4,837,539

Beginning units	519,835	272,101	324,745	520,551	495,051
Units issued	3,039,536	88,587	142,821	720,168	170,793
Units redeemed	(3,043,135)	(194,312)	(241,966)	(718,768)	(303,033)
Ending units	516,236	166,376	225,600	521,951	362,811

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(152,081)	$(49,012)	$(323,512)	$46,758	$(97,248)
Capital gains distributions received	132,674	—	1,332,676	—	106,035
Net realized gain (loss) on shares redeemed	955,497	(2,069,741)	815,986	(102,116)	(74,892)
Net change in unrealized appreciation (depreciation) on investments	(3,324,493)	(44,129)	(4,418,901)	(237,571)	(1,661,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,388,403)	(2,162,882)	(2,593,751)	(292,929)	(1,727,924)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,807	8,858	9,816	3,657	3,462
Annuity payments	(59,697)	(24,334)	(24,743)	(11,374)	(321)
Surrenders, withdrawals and death benefits	(905,684)	(448,280)	(1,456,349)	(390,959)	(509,830)
Net transfers between other subaccounts
or fixed rate option	(1,776,903)	(63,278)	(3,741,037)	(540,458)	(1,913,833)
Miscellaneous transactions	(416)	682	(425)	(598)	(3,967)
Other charges	(64,671)	(6,751)	(147,844)	(1,330)	(34,324)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,785,564)	(533,103)	(5,360,582)	(941,062)	(2,458,813)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,173,967)	(2,695,985)	(7,954,333)	(1,233,991)	(4,186,737)

NET ASSETS
Beginning of period	14,050,627	5,392,787	29,953,598	3,463,290	10,209,527
End of period	$8,876,660	$2,696,802	$21,999,265	$2,229,299	$6,022,790

Beginning units	740,582	220,866	784,783	157,807	271,333
Units issued	292,410	630,809	266,492	28,396	209,943
Units redeemed	(464,103)	(661,745)	(431,251)	(75,266)	(291,267)
Ending units	568,889	189,930	620,024	110,937	190,009

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(57,393)	$(46,021)	$(126,338)	$(169,177)	$(128,133)
Capital gains distributions received	1,765,656	173,242	—	2,473,567	1,487,347
Net realized gain (loss) on shares redeemed	(1,241,636)	(312,636)	(1,555,556)	(2,778,046)	(707,992)
Net change in unrealized appreciation (depreciation) on investments	(3,986,926)	(256,070)	382,416	(3,226,601)	(1,981,440)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,520,299)	(441,485)	(1,299,478)	(3,700,257)	(1,330,218)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,223	2,660	29,444	6,569	17,419
Annuity payments	(59,435)	(35,691)	(18,792)	(13,784)	(34,202)
Surrenders, withdrawals and death benefits	(413,169)	(237,224)	(880,688)	(829,229)	(935,490)
Net transfers between other subaccounts
or fixed rate option	(739,954)	(535,263)	(310,302)	(3,298,418)	(922,794)
Miscellaneous transactions	(2,619)	82	1,168	(2,951)	(5,241)
Other charges	(1,649)	(7,043)	(11,958)	(60,066)	(41,962)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,210,603)	(812,479)	(1,191,128)	(4,197,879)	(1,922,270)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,730,902)	(1,253,964)	(2,490,606)	(7,898,136)	(3,252,488)

NET ASSETS
Beginning of period	8,382,369	4,162,030	12,797,143	18,327,125	13,477,520
End of period	$3,651,467	$2,908,066	$10,306,537	$10,428,989	$10,225,032

Beginning units	61,575	250,787	1,226,848	469,768	386,928
Units issued	13,513	87,263	2,672,861	205,693	239,602
Units redeemed	(24,726)	(139,968)	(2,784,731)	(331,624)	(298,828)
Ending units	50,362	198,082	1,114,978	343,837	327,702
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(24,412)	$(34,102)	$(56,438)	$(278,487)	$(48,733)
Capital gains distributions received	137,229	382,274	—	4,139,945	279,587
Net realized gain (loss) on shares redeemed	166,537	242,571	1,278,051	(11,067,612)	(1,407,349)
Net change in unrealized appreciation (depreciation) on investments	(500,372)	(2,713,002)	218,046	(2,026,386)	(1,270,938)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(221,018)	(2,122,259)	1,439,659	(9,232,540)	(2,447,433)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,082	9,654	7,798	132,248	14,878
Annuity payments	(21,435)	(20,262)	(7,848)	(151,123)	(493)
Surrenders, withdrawals and death benefits	(279,909)	(502,565)	(363,156)	(1,603,429)	(453,413)
Net transfers between other subaccounts
or fixed rate option	(32,724)	(816,245)	1,397,938	(7,906,567)	(1,327,312)
Miscellaneous transactions	(161)	8	(5,328)	(3,634)	(2,429)
Other charges	(2,184)	(24,435)	(5,157)	(20,699)	(1,513)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(331,331)	(1,353,845)	1,024,247	(9,553,204)	(1,770,282)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(552,349)	(3,476,104)	2,463,906	(18,785,744)	(4,217,715)

NET ASSETS
Beginning of period	2,571,439	7,641,193	1,874,814	34,898,797	7,131,570
End of period	$2,019,090	$4,165,089	$4,338,720	$16,113,053	$2,913,855

Beginning units	120,467	194,606	2,141,079	731,362	146,905
Units issued	84,841	119,482	12,655,655	1,470,691	378,163
Units redeemed	(103,267)	(168,433)	(11,642,337)	(1,678,005)	(423,720)
Ending units	102,041	145,655	3,154,397	524,048	101,348
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(155,125)	$(2,203)	$(21,445)	$(6,162)	$(120,393)
Capital gains distributions received	1,660,856	—	—	—	1,510,630
Net realized gain (loss) on shares redeemed	(1,818,232)	(10,940)	104,423	13,388	(1,146,631)
Net change in unrealized appreciation (depreciation) on investments	(3,353,703)	1,803	88,769	10,645	(1,815,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,666,204)	(11,340)	171,747	17,871	(1,572,219)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,562	29	1,583	308	26,096
Annuity payments	(2,045)	(131)	(74)	(338)	(41,062)
Surrenders, withdrawals and death benefits	(685,182)	(4,057)	(35,985)	(6,707)	(721,387)
Net transfers between other subaccounts
or fixed rate option	(3,373,020)	67,629	1,446,592	127,515	(1,927,565)
Miscellaneous transactions	2,451	(969)	(1,729)	48	(2,838)
Other charges	(50,203)	(107)	(2,849)	(211)	(37,607)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,091,437)	62,394	1,407,538	120,615	(2,704,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,757,641)	51,054	1,579,285	138,486	(4,276,582)

NET ASSETS
Beginning of period	16,536,310	42,145	544,760	207,574	11,758,711
End of period	$8,778,669	$93,199	$2,124,045	$346,060	$7,482,129

Beginning units	369,507	61,202	2,598,183	345,067	380,857
Units issued	147,343	3,009,299	52,118,323	6,888,078	173,718
Units redeemed	(261,217)	(2,939,265)	(46,928,528)	(6,740,507)	(273,811)
Ending units	255,633	131,236	7,787,978	492,638	280,764
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(96,705)	$12,423	$(79,637)	$(451,314)	$(57,545)
Capital gains distributions received	1,375,444	—	2,589,896	24,117,528	939,284
Net realized gain (loss) on shares redeemed	(4,934,041)	54,900	(1,728,997)	(47,389,417)	(3,992,751)
Net change in unrealized appreciation (depreciation) on investments	(682,095)	(842,417)	(3,926,408)	(23,203,088)	(71,349)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,337,397)	(775,094)	(3,145,146)	(46,926,291)	(3,182,361)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,955	826	7,891	61,012	5,605
Annuity payments	(94,747)	(23,667)	—	(125,482)	(71,140)
Surrenders, withdrawals and death benefits	(2,706,022)	(176,135)	(972,525)	(2,302,589)	(472,532)
Net transfers between other subaccounts
or fixed rate option	(312,951)	(855,347)	(525,989)	(19,788,367)	(417,667)
Miscellaneous transactions	(1,424)	1,577	(9,460)	(269,227)	(9,094)
Other charges	(2,802)	(17,952)	(5,142)	(13,758)	(1,889)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,100,991)	(1,070,698)	(1,505,225)	(22,438,411)	(966,717)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,438,388)	(1,845,792)	(4,650,371)	(69,364,702)	(4,149,078)

NET ASSETS
Beginning of period	13,299,320	3,769,532	10,092,707	89,893,386	7,315,804
End of period	$5,860,932	$1,923,740	$5,442,336	$20,528,684	$3,166,726

Beginning units	346,697	307,206	142,054	2,194,760	185,796
Units issued	1,107,174	245,993	54,648	881,992	398,727
Units redeemed	(1,213,822)	(346,361)	(82,116)	(1,744,380)	(441,032)
Ending units	240,049	206,838	114,586	1,332,372	143,491
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(60,940)	$(191,366)	$(91,680)	$(12,944)	$(124,051)
Capital gains distributions received	184,933	2,728,228	134,630	152,891	304,729
Net realized gain (loss) on shares redeemed	(249,550)	(2,127,532)	1,110,881	138,189	784,535
Net change in unrealized appreciation (depreciation) on investments	(345,566)	(6,416,082)	(2,108,663)	(814,311)	(5,080,054)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(471,123)	(6,006,752)	(954,832)	(536,175)	(4,114,841)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,223	24,416	14,186	2,937	21,597
Annuity payments	(7,653)	(98,299)	(315)	—	(6,994)
Surrenders, withdrawals and death benefits	(1,712,421)	(591,524)	(664,459)	(56,408)	(616,042)
Net transfers between other subaccounts
or fixed rate option	2,537,362	(3,286,640)	1,338,641	(75,539)	(318,040)
Miscellaneous transactions	7,726	(124)	488	131	1,212
Other charges	(79,972)	(49,411)	(41,002)	(710)	(10,004)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	765,265	(4,001,582)	647,539	(129,589)	(928,271)

TOTAL INCREASE (DECREASE) IN NET ASSETS	294,142	(10,008,334)	(307,293)	(665,764)	(5,043,112)

NET ASSETS
Beginning of period	15,807,659	21,195,420	10,423,993	1,755,841	12,095,871
End of period	$16,101,801	$11,187,086	$10,116,700	$1,090,077	$7,052,759

Beginning units	544,921	455,336	438,078	53,204	270,655
Units issued	396,740	231,840	554,396	670	555
Units redeemed	(384,099)	(336,668)	(527,155)	(5,837)	(28,275)
Ending units	557,562	350,508	465,319	48,037	242,935
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(200)	$(254,303)	$(233,502)	$(116,493)	$3,982
Capital gains distributions received	—	2,669,821	6,493,431	1,697,287	—
Net realized gain (loss) on shares redeemed	(9,438)	189,492	986,280	1,066,060	(23,850)
Net change in unrealized appreciation (depreciation) on investments	11,654	(6,294,845)	(17,609,597)	(5,825,614)	(7,721)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,016	(3,689,835)	(10,363,388)	(3,178,760)	(27,589)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8	46,130	133,113	15,021	2,504
Annuity payments	(264)	(32,599)	(183,704)	(26,994)	(13)
Surrenders, withdrawals and death benefits	(97)	(1,920,926)	(1,256,393)	(1,123,059)	(11,043)
Net transfers between other subaccounts
or fixed rate option	172	(485,301)	(784,344)	(669,366)	(337)
Miscellaneous transactions	—	(650)	(1,504)	813	—
Other charges	(10)	(18,517)	(16,226)	(4,188)	(38)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(191)	(2,411,863)	(2,109,058)	(1,807,773)	(8,927)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,825	(6,101,698)	(12,472,446)	(4,986,533)	(36,516)

NET ASSETS
Beginning of period	12,620	25,409,063	26,487,328	18,374,220	210,454
End of period	$14,445	$19,307,365	$14,014,882	$13,387,687	$173,938

Beginning units	14,333	543,098	1,010,497	268,004	18,649
Units issued	1,864	32,303	46,671	156	460
Units redeemed	(1,928)	(95,423)	(145,281)	(29,485)	(1,538)
Ending units	14,269	479,978	911,887	238,675	17,571
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(16,946)	$(35,491,487)	$(16,106,675)	$(28,856,720)	$(225,870)
Capital gains distributions received	199,327	—	—	—	—
Net realized gain (loss) on shares redeemed	3,745	334,293,268	175,645,256	(167,387,652)	3,484,019
Net change in unrealized appreciation (depreciation) on investments	(793,393)	(1,047,134,495)	(422,613,838)	31,256,077	(10,455,451)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(607,267)	(748,332,714)	(263,075,257)	(164,988,295)	(7,197,302)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,377	1,689,332	1,358,359	—	90,655
Annuity payments	—	(1,612,049)	(1,186,169)	(1,738,781)	(1,205)
Surrenders, withdrawals and death benefits	(53,414)	(204,268,209)	(97,766,368)	(186,336,584)	(1,433,114)
Net transfers between other subaccounts
or fixed rate option	(90,881)	(793,170,687)	(153,339,494)	3,238,050,387	(6,337,023)
Miscellaneous transactions	—	87,399	28,049	(1,531)	(705)
Other charges	(508)	(26,766,734)	(8,477,537)	(31,168,114)	(203,072)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(142,426)	(1,024,040,948)	(259,383,160)	3,018,805,377	(7,884,464)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(749,693)	(1,772,373,662)	(522,458,417)	2,853,817,082	(15,081,766)

NET ASSETS
Beginning of period	1,776,517	3,982,815,609	1,530,769,029	675,549,562	31,096,725
End of period	$1,026,824	$2,210,441,947	$1,008,310,612	$3,529,366,644	$16,014,959

Beginning units	34,703	193,478,759	61,572,515	34,563,117	1,483,208
Units issued	291	43,074,496	6,215,041	390,862,754	488,919
Units redeemed	(3,948)	(103,067,877)	(18,418,999)	(213,804,081)	(932,115)
Ending units	31,046	133,485,378	49,368,557	211,621,790	1,040,012

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Jennison Large-Cap Growth Portfolio	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	6/10/2022**	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(851,581)	$(544,950)	$(23,572)	$(170,360)	$(139,542)
Capital gains distributions received	—	—	384,040	2,977,794	1,749,989
Net realized gain (loss) on shares redeemed	9,630,716	4,161,934	19,237	(56,764)	(378,205)
Net change in unrealized appreciation (depreciation) on investments	(31,717,787)	(50,152,577)	(1,275,181)	(10,153,557)	(6,746,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,938,652)	(46,535,593)	(895,476)	(7,402,887)	(5,514,257)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,853	74,283	3,090	19,881	16,239
Annuity payments	(32,158)	(14,796)	—	(22,868)	(51,746)
Surrenders, withdrawals and death benefits	(4,577,269)	(3,603,398)	(177,555)	(1,219,955)	(915,365)
Net transfers between other subaccounts
or fixed rate option	(27,707,427)	(92,926,619)	10,167	(1,541,746)	(311,227)
Miscellaneous transactions	(123)	6,773	861	20,045	(43,545)
Other charges	(775,425)	(381,353)	(784)	(13,628)	(11,518)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(33,079,549)	(96,845,110)	(164,221)	(2,758,271)	(1,317,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,018,201)	(143,380,703)	(1,059,697)	(10,161,158)	(6,831,419)

NET ASSETS
Beginning of period	112,132,612	143,380,703	2,414,328	20,626,211	16,147,775
End of period	$56,114,411	$—	$1,354,631	$10,465,053	$9,316,356

Beginning units	10,304,271	2,417,767	45,056	363,703	344,384
Units issued	4,007,199	262,721	516	17,701	29,438
Units redeemed	(7,629,371)	(2,680,488)	(4,743)	(79,486)	(67,853)
Ending units	6,682,099	—	40,829	301,918	305,969

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$170,367	$(565,485)	$(495,441)	$(960,745)	$80,218
Capital gains distributions received	—	—	—	—	1,826,522
Net realized gain (loss) on shares redeemed	(711,760)	(213,162)	3,071,303	5,658,302	306,826
Net change in unrealized appreciation (depreciation) on investments	(396,618)	(566,767)	(13,054,104)	(21,804,713)	(2,783,211)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(938,011)	(1,345,414)	(10,478,242)	(17,107,156)	(569,645)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,717	—	223,563	21,210	53,202
Annuity payments	(30,312)	(58,897)	—	(24,638)	(37,329)
Surrenders, withdrawals and death benefits	(561,892)	(3,231,864)	(7,632,568)	(6,041,057)	(1,520,852)
Net transfers between other subaccounts
or fixed rate option	(315,225)	(50,531,035)	(655,225)	(22,655,773)	1,052,975
Miscellaneous transactions	42,896	557	2,312	5,324	(686)
Other charges	(6,635)	(30,447)	(18,480)	(555,663)	(14,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(842,451)	(53,851,686)	(8,080,398)	(29,250,597)	(466,722)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,780,462)	(55,197,100)	(18,558,640)	(46,357,753)	(1,036,367)

NET ASSETS
Beginning of period	7,521,593	55,275,304	55,719,954	101,480,930	15,978,281
End of period	$5,741,131	$78,204	$37,161,314	$55,123,177	$14,941,914

Beginning units	352,383	4,589,641	2,578,929	6,381,407	646,951
Units issued	27,367	770,761	33,977	1,403,905	192,498
Units redeemed	(71,426)	(5,353,914)	(464,165)	(3,544,012)	(215,861)
Ending units	308,324	6,488	2,148,741	4,241,300	623,588

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	2/11/2022**

OPERATIONS
Net investment income (loss)	$1,655	$(53,401)	$(31,332)	$(67,102)	$(203,377)
Capital gains distributions received	—	—	440,600	911,365	—
Net realized gain (loss) on shares redeemed	(4,504)	442,733	13,189	209,571	148,269
Net change in unrealized appreciation (depreciation) on investments	(26,867)	(2,648,103)	(1,008,707)	(2,338,307)	(5,332,137)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(29,716)	(2,258,771)	(586,250)	(1,284,473)	(5,387,245)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	239	2,487	5,472	4,344	208
Annuity payments	(2,734)	(8,431)	—	(98,276)	(1,087)
Surrenders, withdrawals and death benefits	(46,993)	(398,980)	(50,345)	(286,415)	(2,358,042)
Net transfers between other subaccounts
or fixed rate option	(2,043)	(122,331)	(189,635)	(41,804)	(137,744,471)
Miscellaneous transactions	—	196	—	153	1,861
Other charges	(171)	(2,648)	(4,014)	(1,434)	(118,097)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(51,702)	(529,707)	(238,522)	(423,432)	(140,219,628)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,418)	(2,788,478)	(824,772)	(1,707,905)	(145,606,873)

NET ASSETS
Beginning of period	222,976	7,204,493	2,777,108	6,052,850	145,606,873
End of period	$141,558	$4,416,015	$1,952,336	$4,344,945	$—

Beginning units	19,104	158,505	72,343	161,799	11,843,046
Units issued	231	441	414	198	91,454
Units redeemed	(5,067)	(15,924)	(7,788)	(13,256)	(11,934,500)
Ending units	14,268	143,022	64,969	148,741	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	2/11/2022**	12/31/2022

OPERATIONS
Net investment income (loss)	$(761,397)	$(2,014,774)	$(13,501)	$(124,994)	$(55,680)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	415,782	16,205,701	(84,799)	23,001,784	(197,825)
Net change in unrealized appreciation (depreciation) on investments	(1,162,978)	(50,037,697)	(298,641)	(27,753,241)	12,093
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,508,593)	(35,846,770)	(396,941)	(4,876,451)	(241,412)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	933,974	200	446	—
Annuity payments	(86,739)	(101,650)	—	—	—
Surrenders, withdrawals and death benefits	(5,808,216)	(11,233,309)	(36,571)	(768,512)	(628,149)
Net transfers between other subaccounts
or fixed rate option	62,567,716	(20,731,379)	199,749	(86,781,446)	993,968
Miscellaneous transactions	(1,961)	(6,800)	(20)	182	(60)
Other charges	(19,532)	(860,220)	(79)	(70,169)	(1,876)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	56,651,268	(31,999,384)	163,279	(87,619,499)	363,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,142,675	(67,846,154)	(233,662)	(92,495,950)	122,471

NET ASSETS
Beginning of period	14,596,709	191,470,155	2,277,084	92,495,950	3,660,338
End of period	$69,739,384	$123,624,001	$2,043,422	$—	$3,782,809

Beginning units	1,313,619	9,859,164	192,082	3,419,660	349,822
Units issued	6,955,757	1,731,696	129,558	35,873	540,887
Units redeemed	(1,322,405)	(3,731,161)	(115,720)	(3,455,533)	(504,113)
Ending units	6,946,971	7,859,699	205,920	—	386,596

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(753,429)	$5,396	$5,649	$(1,570,752)	$(65,797)
Capital gains distributions received	—	—	4,646	—	—
Net realized gain (loss) on shares redeemed	9,500,544	—	(4,100)	(4,943,893)	(204,693)
Net change in unrealized appreciation (depreciation) on investments	(15,681,258)	—	(21,956)	(22,752,646)	(10,869)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,934,143)	5,396	(15,761)	(29,267,291)	(281,359)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,364	2,020	71	1,050,842	—
Annuity payments	(44,140)	—	—	(149,277)	—
Surrenders, withdrawals and death benefits	(4,846,525)	(199,167)	(1,884)	(9,247,072)	(217,878)
Net transfers between other subaccounts
or fixed rate option	(4,336,170)	240,542	(5,921)	(21,809,434)	3,649,443
Miscellaneous transactions	114	(38)	41	(39,751)	—
Other charges	(520,374)	(2,092)	(44)	(749,664)	(1,201)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,725,731)	41,265	(7,737)	(30,944,356)	3,430,364

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,659,874)	46,661	(23,498)	(60,211,647)	3,149,005

NET ASSETS
Beginning of period	72,764,869	2,829,857	147,209	170,350,121	1,139,213
End of period	$56,104,995	$2,876,518	$123,711	$110,138,474	$4,288,218

Beginning units	2,789,758	296,491	10,461	6,174,032	93,009
Units issued	1,113,359	24,648	6	1,048,729	597,523
Units redeemed	(1,552,733)	(20,323)	(599)	(2,365,488)	(302,616)
Ending units	2,350,384	300,816	9,868	4,857,273	387,916
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(424,005)	$(850,781)	$(177,699)	$(1,376,754)	$(68,897)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(494,644)	(1,951,007)	274,073	(1,752,719)	(241,267)
Net change in unrealized appreciation (depreciation) on investments	(2,226,650)	(4,005,397)	(5,340,646)	(9,870,370)	(128,863)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,145,299)	(6,807,185)	(5,244,272)	(12,999,843)	(439,027)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	52,072	—	—
Annuity payments	—	—	(79,332)	(310,422)	—
Surrenders, withdrawals and death benefits	(2,893,684)	(5,107,472)	(1,257,881)	(10,339,121)	(227,715)
Net transfers between other subaccounts
or fixed rate option	2,067,060	16,626,947	(806,930)	34,611,734	5,333,682
Miscellaneous transactions	(692)	48	118	3,134	(167)
Other charges	(15,369)	(16,296)	(18,725)	(27,992)	(535)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(842,685)	11,503,227	(2,110,678)	23,937,333	5,105,265

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,987,984)	4,696,042	(7,354,950)	10,937,490	4,666,238

NET ASSETS
Beginning of period	25,560,293	38,850,037	21,041,346	60,975,020	—
End of period	$21,572,309	$43,546,079	$13,686,396	$71,912,510	$4,666,238

Beginning units	2,372,208	3,610,221	1,550,335	5,445,055	—
Units issued	588,735	2,689,237	121,735	4,611,472	862,181
Units redeemed	(673,008)	(1,563,227)	(310,447)	(2,442,024)	(358,915)
Ending units	2,287,935	4,736,231	1,361,623	7,614,503	503,266

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(647,581)	$(692,690)	$(19,542)	$37,665	$(9,333)
Capital gains distributions received	—	—	76,841	45,541	417,938
Net realized gain (loss) on shares redeemed	(918,602)	(1,066,151)	(520,413)	(1,039,808)	(1,458,125)
Net change in unrealized appreciation (depreciation) on investments	(7,678,585)	(7,969,284)	(94,763)	(38,796)	(94,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,244,768)	(9,728,125)	(557,877)	(995,398)	(1,144,419)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	92,676	474,827	739,226
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,489,480)	(7,382,922)	(1,869,963)	(5,494,136)	(8,230,218)
Net transfers between other subaccounts
or fixed rate option	3,516,400	19,453,176	(222,838)	1,904,405	(72,582)
Miscellaneous transactions	(169)	1,013	519	166	1,236
Other charges	(25,159)	(19,911)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,998,408)	12,051,356	(1,999,606)	(3,114,738)	(7,562,338)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,243,176)	2,323,231	(2,557,483)	(4,110,136)	(8,706,757)

NET ASSETS
Beginning of period	51,992,323	35,399,563	3,151,481	6,902,401	9,494,000
End of period	$40,749,147	$37,722,794	$593,998	$2,792,265	$787,243

Beginning units	4,328,385	3,392,311	218,499	661,442	704,017
Units issued	526,942	3,123,762	16,631	291,751	175,277
Units redeemed	(694,896)	(1,993,587)	(185,956)	(637,099)	(813,662)
Ending units	4,160,431	4,522,486	49,174	316,094	65,632

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(22,700)	$462,383	$(139,807)	$(1,110,970)	$(1,033,761)
Capital gains distributions received	531,638	—	2,773,955	—	—
Net realized gain (loss) on shares redeemed	(997,637)	—	202,258	(4,009,406)	(2,633,720)
Net change in unrealized appreciation (depreciation) on investments	(750,301)	—	(7,630,668)	(7,707,828)	(13,262,992)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,239,000)	462,383	(4,794,262)	(12,828,204)	(16,930,473)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	414,124	38,565,009	26,148	168,946	—
Annuity payments	—	—	(121,977)	(218,005)	—
Surrenders, withdrawals and death benefits	(10,112,609)	(127,634,905)	(1,012,427)	(6,600,505)	(7,724,347)
Net transfers between other subaccounts
or fixed rate option	1,677,862	2,688,116	(700,488)	(12,303,151)	38,040,973
Miscellaneous transactions	22,707	(87,592)	138	1,487	1,336
Other charges	—	(3,611)	(12,126)	(343,516)	(24,170)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,997,916)	(86,472,983)	(1,820,732)	(19,294,744)	30,293,792

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,236,916)	(86,010,600)	(6,614,994)	(32,122,948)	13,363,319

NET ASSETS
Beginning of period	12,514,377	110,216,859	15,469,173	103,216,603	52,363,082
End of period	$3,277,461	$24,206,259	$8,854,179	$71,093,655	$65,726,401

Beginning units	799,316	11,016,778	910,262	10,542,857	5,609,454
Units issued	302,338	5,283,985	30,382	2,407,488	7,247,510
Units redeemed	(875,730)	(13,910,321)	(176,179)	(4,567,245)	(3,907,816)
Ending units	225,924	2,390,442	764,465	8,383,100	8,949,148
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

SUBACCOUNT
AST Bond Portfolio 2033
1/3/2022*
to
12/31/2022

OPERATIONS
Net investment income (loss)	$(2,541)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(9,337)
Net change in unrealized appreciation (depreciation) on investments	6,738
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,140)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	(3,324)
Net transfers between other subaccounts
or fixed rate option	513,791
Miscellaneous transactions	—
Other charges	(64)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	510,403

TOTAL INCREASE (DECREASE) IN NET ASSETS	505,263

NET ASSETS
Beginning of period	—
End of period	$505,263

Beginning units	—
Units issued	158,343
Units redeemed	(93,730)
Ending units	64,613

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,729,265)	$(5,696,622)	$(1,473,862)	$(13,748,887)	$(9,822,379)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	78,817,585	—	10,164,647	53,163,704	30,401,370
Net change in unrealized appreciation (depreciation) on investments	28,555,761	—	33,309,825	23,315,458	127,144,045
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	98,644,081	(5,696,622)	42,000,610	62,730,275	147,723,036

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,085,629	7,304,605	221,705	564,943	2,052,956
Annuity payments	(1,312,669)	(2,741,913)	(228,029)	(795,209)	(1,601,306)
Surrenders, withdrawals and death benefits	(57,067,118)	(624,622,953)	(10,508,788)	(90,012,203)	(60,875,950)
Net transfers between other subaccounts
or fixed rate option	(32,711,000)	590,406,105	(8,475,412)	498,112,660	(56,394,179)
Miscellaneous transactions	(16,797)	(27,939)	(6,902)	8,535	(104,499)
Other charges	(3,954,889)	(1,047,781)	(734,051)	(8,906,237)	(2,392,693)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(93,976,844)	(30,729,876)	(19,731,477)	398,972,489	(119,315,671)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,667,237	(36,426,498)	22,269,133	461,702,764	28,407,365

NET ASSETS
Beginning of period	661,551,579	490,379,362	110,379,037	680,844,045	659,702,323
End of period	$666,218,816	$453,952,864	$132,648,170	$1,142,546,809	$688,109,688

Beginning units	10,279,932	42,690,537	2,139,065	26,191,968	29,923,528
Units issued	462,685	37,707,776	163,465	19,643,259	799,188
Units redeemed	(1,809,804)	(40,422,231)	(483,860)	(5,032,851)	(5,486,527)
Ending units	8,932,813	39,976,082	1,818,670	40,802,376	25,236,189
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,763,995)	$(3,115,584)	$(2,991,603)	$(6,142,153)	$(2,032,679)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,278,493	18,665,075	24,057,495	43,672,414	13,647,913
Net change in unrealized appreciation (depreciation) on investments	2,334,974	(20,710,092)	34,646,425	6,088,503	26,395,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,849,472	(5,160,601)	55,712,317	43,618,764	38,010,621

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	321,129	937,435	516,569	1,394,621	517,353
Annuity payments	(453,514)	(800,741)	(595,770)	(926,213)	(120,734)
Surrenders, withdrawals and death benefits	(12,759,794)	(20,068,337)	(19,805,405)	(43,433,497)	(14,170,457)
Net transfers between other subaccounts
or fixed rate option	74,630	(2,256,985)	(23,332,702)	(21,534,955)	(15,966,574)
Miscellaneous transactions	(10,980)	(13,701)	(40,868)	(15,723)	(13,543)
Other charges	(634,109)	(918,733)	(629,047)	(2,394,403)	(1,139,141)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,462,638)	(23,121,062)	(43,887,223)	(66,910,170)	(30,893,096)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,613,166)	(28,281,663)	11,825,094	(23,291,406)	7,117,525

NET ASSETS
Beginning of period	145,034,062	245,694,701	198,435,535	503,597,283	160,330,425
End of period	$138,420,896	$217,413,038	$210,260,629	$480,305,877	$167,447,950

Beginning units	5,072,840	5,446,070	5,019,035	21,708,626	2,979,555
Units issued	1,584,259	276,960	218,968	765,993	223,353
Units redeemed	(2,053,164)	(750,063)	(1,160,082)	(3,428,730)	(711,751)
Ending units	4,603,935	4,972,967	4,077,921	19,045,889	2,491,157
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,778,417)	$(12,996,054)	$(3,668,465)	$(4,511,081)	$(2,453,550)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	24,586,893	103,676,475	35,992,736	33,604,247	18,758,954
Net change in unrealized appreciation (depreciation) on investments	41,672,471	53,235,212	21,372,819	62,991,498	(9,491,604)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,480,947	143,915,633	53,697,090	92,084,664	6,813,800

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	452,267	2,297,425	1,715,682	799,608	374,624
Annuity payments	(739,978)	(3,238,839)	(480,162)	(760,654)	(194,436)
Surrenders, withdrawals and death benefits	(21,724,115)	(78,434,372)	(23,368,450)	(30,989,336)	(14,836,727)
Net transfers between other subaccounts
or fixed rate option	(18,353,434)	(49,381,616)	(16,819,498)	31,775,971	(5,490,651)
Miscellaneous transactions	(37,447)	(115,407)	(2,917)	(18,660)	(737)
Other charges	(1,058,890)	(1,948,297)	(1,065,378)	(1,601,096)	(1,099,635)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,461,597)	(130,821,106)	(40,020,723)	(794,167)	(21,247,562)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,019,350	13,094,527	13,676,367	91,290,497	(14,433,762)

NET ASSETS
Beginning of period	240,505,497	906,656,832	265,521,360	271,241,804	195,651,645
End of period	$261,524,847	$919,751,359	$279,197,727	$362,532,301	$181,217,883

Beginning units	8,089,661	15,675,920	7,196,775	5,292,640	3,187,755
Units issued	519,479	339,785	270,265	1,505,650	264,323
Units redeemed	(1,680,863)	(2,426,868)	(1,225,303)	(1,412,772)	(590,119)
Ending units	6,928,277	13,588,837	6,241,737	5,385,518	2,861,959
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,806,413)	$(13,589,063)	$(1,382,701)	$(32,999,205)	$(1,517,369)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	6,098,978	17,663,541	4,022,988	125,060,357	2,438,900
Net change in unrealized appreciation (depreciation) on investments	(7,657,329)	(29,762,089)	21,692,413	173,609,693	5,431,891
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,364,764)	(25,687,611)	24,332,700	265,670,845	6,353,422

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,618,294	881,244	410,540	4,145,904	110,007
Annuity payments	(795,264)	(1,572,878)	(122,038)	(2,618,605)	(184,661)
Surrenders, withdrawals and death benefits	(28,289,858)	(88,849,981)	(8,480,860)	(196,132,097)	(8,773,331)
Net transfers between other subaccounts
or fixed rate option	10,915,592	78,825,116	(9,471,661)	874,823,190	2,452,179
Miscellaneous transactions	(41,806)	(49,875)	(3,183)	(50,696)	(5,562)
Other charges	(658,759)	(7,259,108)	(1,021,038)	(18,052,247)	(533,878)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,251,801)	(18,025,482)	(18,688,240)	662,115,449	(6,935,246)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,616,565)	(43,713,093)	5,644,460	927,786,294	(581,824)

NET ASSETS
Beginning of period	278,466,138	1,079,721,270	115,482,820	2,342,096,596	104,579,716
End of period	$255,849,573	$1,036,008,177	$121,127,280	$3,269,882,890	$103,997,892

Beginning units	18,593,225	47,997,476	3,430,461	65,855,036	5,606,639
Units issued	3,564,980	4,378,692	254,496	25,384,019	330,895
Units redeemed	(4,718,655)	(5,168,415)	(756,540)	(7,741,595)	(718,896)
Ending units	17,439,550	47,207,753	2,928,417	83,497,460	5,218,638
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(2,460,844)	$(2,007,160)	$(4,903,410)	$(3,733,374)	$(59,895,819)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,727,232	8,773,496	32,449,191	14,692,076	303,065,848
Net change in unrealized appreciation (depreciation) on investments	14,702,777	8,360,205	8,935,388	18,056,896	372,807,140
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,969,165	15,126,541	36,481,169	29,015,598	615,977,169

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	647,944	552,129	488,512	417,884	5,319,144
Annuity payments	(444,773)	(568,084)	(681,821)	(95,790)	(1,910,343)
Surrenders, withdrawals and death benefits	(18,391,906)	(14,149,814)	(29,613,350)	(22,527,810)	(367,051,795)
Net transfers between other subaccounts
or fixed rate option	(9,890,519)	(1,354,184)	(11,560,182)	(5,463,497)	(51,362,691)
Miscellaneous transactions	(22,737)	(20,631)	(8,177)	(11,083)	41,027
Other charges	(1,371,505)	(1,005,741)	(1,051,627)	(2,034,838)	(24,556,429)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,473,496)	(16,546,325)	(42,426,645)	(29,715,134)	(439,521,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(504,331)	(1,419,784)	(5,945,476)	(699,536)	176,456,082

NET ASSETS
Beginning of period	201,228,977	162,361,680	341,078,752	288,081,175	4,190,714,726
End of period	$200,724,646	$160,941,896	$335,133,276	$287,381,639	$4,367,170,808

Beginning units	5,092,657	5,122,687	8,998,937	16,036,878	185,227,283
Units issued	286,757	228,227	417,045	1,055,846	3,103,146
Units redeemed	(983,133)	(714,131)	(1,440,423)	(2,603,698)	(21,035,984)
Ending units	4,396,281	4,636,783	7,975,559	14,489,026	167,294,445
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Moderate Multi-Asset Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(20,894,831)	$(31,250,525)	$(20,331,959)	$(8,268,914)	$(6,918,585)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	55,944,753	154,643,446	94,545,133	32,364,665	25,701,888
Net change in unrealized appreciation (depreciation) on investments	120,240,299	130,779,985	(5,425,311)	39,922,872	41,132,149
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	155,290,221	254,172,906	68,787,863	64,018,623	59,915,452

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,121,645	8,798,085	2,134,895	179,572	77,274
Annuity payments	(1,534,793)	(1,804,046)	(1,215,677)	(490,790)	(173,614)
Surrenders, withdrawals and death benefits	(126,756,527)	(193,351,397)	(146,246,105)	(51,587,764)	(38,140,545)
Net transfers between other subaccounts
or fixed rate option	(18,925,475)	(49,905,970)	(28,099,412)	(15,977,560)	(5,555,483)
Miscellaneous transactions	(24,327)	(39,553)	(124,218)	(22,804)	(6,367)
Other charges	(9,659,669)	(16,020,739)	(9,181,965)	(5,936,497)	(5,071,519)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(155,779,146)	(252,323,620)	(182,732,482)	(73,835,843)	(48,870,254)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(488,925)	1,849,286	(113,944,619)	(9,817,220)	11,045,198

NET ASSETS
Beginning of period	1,489,397,632	2,347,786,159	1,538,225,697	678,068,153	556,138,514
End of period	$1,488,908,707	$2,349,635,445	$1,424,281,078	$668,250,933	$567,183,712

Beginning units	97,685,735	109,846,305	82,395,164	40,172,711	29,412,399
Units issued	2,315,930	2,218,143	3,120,339	352,479	633,412
Units redeemed	(12,047,892)	(13,406,982)	(12,718,386)	(4,464,119)	(3,025,773)
Ending units	87,953,773	98,657,466	72,797,117	36,061,071	27,020,038
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(8,510,500)	$(8,754)	$(6,290)	$(59,739)	$(105,214)
Capital gains distributions received	—	171,681	99,828	—	1,136,619
Net realized gain (loss) on shares redeemed	9,407,079	(5,427)	41,958	672,951	1,089,871
Net change in unrealized appreciation (depreciation) on investments	(24,242,360)	(5,531)	(155,679)	(102,079)	(3,572,210)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,345,781)	151,969	(20,183)	511,133	(1,450,934)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,305,714	4,256	257	19,293	19,748
Annuity payments	(661,195)	—	(32,347)	(20,969)	(15,682)
Surrenders, withdrawals and death benefits	(60,041,628)	(23,059)	(26,204)	(576,319)	(578,105)
Net transfers between other subaccounts
or fixed rate option	67,112,851	(25,334)	(13,955)	(421,635)	(790,324)
Miscellaneous transactions	(21,834)	144	(685)	4,286	6,492
Other charges	(4,683,228)	(2,648)	(367)	(4,200)	(11,357)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,010,680	(46,641)	(73,301)	(999,544)	(1,369,228)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,335,101)	105,328	(93,484)	(488,411)	(2,820,162)

NET ASSETS
Beginning of period	668,452,988	942,761	645,381	4,636,495	8,408,865
End of period	$648,117,887	$1,048,089	$551,897	$4,148,084	$5,588,703

Beginning units	42,790,099	36,438	7,207	171,846	236,208
Units issued	5,401,180	269	2	22,198	129,550
Units redeemed	(5,242,467)	(1,826)	(798)	(55,472)	(169,422)
Ending units	42,948,812	34,881	6,411	138,572	196,336
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials	ProFund VP UltraBull
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(16,110)	$(15,100)	$(92,202)	$(48,013)	$(128,138)
Capital gains distributions received	—	13,266	48,422	131,067	—
Net realized gain (loss) on shares redeemed	1,888,354	(438,394)	380,122	736,597	4,839,434
Net change in unrealized appreciation (depreciation) on investments	(762,228)	89,977	703,676	188,141	(557,414)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,110,016	(350,251)	1,040,018	1,007,792	4,153,882

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,644	4,598	17,177	8,585	14,032
Annuity payments	(16,588)	(6,632)	(18,211)	(16,279)	(107,733)
Surrenders, withdrawals and death benefits	(271,160)	(60,762)	(693,996)	(469,526)	(1,180,083)
Net transfers between other subaccounts
or fixed rate option	868,385	217,867	(687,186)	(54,756)	(58,237)
Miscellaneous transactions	974	436	(6,578)	(180)	(11,662)
Other charges	(1,695)	(1,643)	(3,124)	(4,387)	(3,405)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	588,560	153,864	(1,391,918)	(536,543)	(1,347,088)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,698,576	(196,387)	(351,900)	471,249	2,806,794

NET ASSETS
Beginning of period	2,780,807	1,379,342	7,722,957	4,775,459	8,707,814
End of period	$4,479,383	$1,182,955	$7,371,057	$5,246,708	$11,514,608

Beginning units	301,376	1,343,086	207,200	190,515	240,929
Units issued	1,700,353	7,265,656	109,830	129,675	1,409,744
Units redeemed	(1,638,325)	(7,102,644)	(145,368)	(151,510)	(1,447,160)
Ending units	363,404	1,506,098	171,662	168,680	203,513

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas	ProFund VP Europe 30
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(297,595)	$(160,476)	$(114,373)	$52,381	$(30,493)
Capital gains distributions received	1,537,611	816,574	669,855	—	—
Net realized gain (loss) on shares redeemed	5,255,193	84,929	1,616,753	1,908,847	626,436
Net change in unrealized appreciation (depreciation) on investments	(1,774,694)	144,458	(309,318)	782,990	797,264
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,720,515	885,485	1,862,917	2,744,218	1,393,207

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	21,421	12,997	3,723	18,956	17,227
Annuity payments	(8,181)	(41,881)	(57,884)	(50,131)	(22,439)
Surrenders, withdrawals and death benefits	(2,188,017)	(878,508)	(1,146,208)	(694,714)	(788,553)
Net transfers between other subaccounts
or fixed rate option	(180,815)	(83,670)	141,372	1,415,284	(39,957)
Miscellaneous transactions	(2,589)	(207)	(1,862)	(1,616)	(2,089)
Other charges	(21,160)	(74,472)	(70,400)	(8,475)	(14,443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,379,341)	(1,065,741)	(1,131,259)	679,304	(850,254)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,341,174	(180,256)	731,658	3,423,522	542,953

NET ASSETS
Beginning of period	16,208,617	10,599,584	11,312,037	5,379,894	6,657,006
End of period	$18,549,791	$10,419,328	$12,043,695	$8,803,416	$7,199,959

Beginning units	562,797	300,758	358,734	474,378	561,556
Units issued	5,951,878	75,886	126,430	1,307,862	324,703
Units redeemed	(5,994,840)	(104,543)	(160,419)	(1,261,689)	(391,208)
Ending units	519,835	272,101	324,745	520,551	495,051
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(157,300)	$(74,125)	$(407,171)	$43,387	$(148,807)
Capital gains distributions received	996,134	1,029,724	2,401,324	—	581,051
Net realized gain (loss) on shares redeemed	730,607	(2,521,177)	440,601	121,267	992,255
Net change in unrealized appreciation (depreciation) on investments	1,704,784	815,173	2,843,945	(221,476)	(56,835)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,274,225	(750,405)	5,278,699	(56,822)	1,367,664

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,351	8,569	18,980	4,167	2,349
Annuity payments	(35,674)	(178,281)	(106,484)	(18,291)	(10,825)
Surrenders, withdrawals and death benefits	(1,350,011)	(726,222)	(2,497,163)	(242,148)	(636,813)
Net transfers between other subaccounts
or fixed rate option	827,830	(366,209)	(1,772,896)	(903,764)	1,055,647
Miscellaneous transactions	192	3,226	(614)	141	206
Other charges	(83,715)	(9,136)	(173,101)	(1,645)	(55,563)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(625,027)	(1,268,053)	(4,531,278)	(1,161,540)	355,001

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,649,198	(2,018,458)	747,421	(1,218,362)	1,722,665

NET ASSETS
Beginning of period	11,401,429	7,411,245	29,206,177	4,681,652	8,486,862
End of period	$14,050,627	$5,392,787	$29,953,598	$3,463,290	$10,209,527

Beginning units	774,109	283,171	914,956	212,329	258,565
Units issued	366,401	271,729	107,040	77,721	128,106
Units redeemed	(399,928)	(334,034)	(237,213)	(132,243)	(115,338)
Ending units	740,582	220,866	784,783	157,807	271,333

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(107,990)	$(61,275)	$(162,119)	$(252,194)	$(152,068)
Capital gains distributions received	1,373,134	623,650	—	1,537,664	—
Net realized gain (loss) on shares redeemed	717,350	487,831	(1,539,787)	2,437,675	2,698,245
Net change in unrealized appreciation (depreciation) on investments	(1,623,181)	(958,462)	470,267	(1,483,156)	188,334
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	359,313	91,744	(1,231,639)	2,239,989	2,734,511

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,890	2,057	43,951	31,846	25,899
Annuity payments	(15,202)	(18,545)	(59,140)	(37,052)	(16,437)
Surrenders, withdrawals and death benefits	(395,674)	(393,741)	(949,604)	(1,363,245)	(971,435)
Net transfers between other subaccounts
or fixed rate option	(502,378)	(352,255)	(1,615,011)	1,164,576	1,066,218
Miscellaneous transactions	1,830	107	(1,998)	(3,504)	(1,729)
Other charges	(2,258)	(7,211)	(14,403)	(80,314)	(55,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(907,792)	(769,588)	(2,596,205)	(287,693)	46,713

TOTAL INCREASE (DECREASE) IN NET ASSETS	(548,479)	(677,844)	(3,827,844)	1,952,296	2,781,224

NET ASSETS
Beginning of period	8,930,848	4,839,874	16,624,987	16,374,829	10,696,296
End of period	$8,382,369	$4,162,030	$12,797,143	$18,327,125	$13,477,520

Beginning units	68,491	294,078	1,436,254	482,339	388,505
Units issued	14,432	196,750	2,753,085	344,162	423,215
Units redeemed	(21,348)	(240,041)	(2,962,491)	(356,733)	(424,792)
Ending units	61,575	250,787	1,226,848	469,768	386,928

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100	ProFund VP Semiconductor
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(23,935)	$(91,253)	$(22,507)	$(385,560)	$(53,706)
Capital gains distributions received	33,737	—	—	4,157,078	327,314
Net realized gain (loss) on shares redeemed	139,216	445,323	(10,911)	3,142,151	1,462,036
Net change in unrealized appreciation (depreciation) on investments	87,663	1,772,596	(164,705)	(1,159,146)	3,518
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	236,681	2,126,666	(198,123)	5,754,523	1,739,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,834	6,890	6,957	35,112	19,343
Annuity payments	(1,998)	(2,963)	(5,630)	(48,413)	—
Surrenders, withdrawals and death benefits	(360,579)	(487,110)	(178,296)	(3,924,648)	(616,803)
Net transfers between other subaccounts
or fixed rate option	111,955	(101,511)	1,173,426	(2,190,847)	1,881,993
Miscellaneous transactions	245	(567)	738	42,118	504
Other charges	(2,538)	(23,798)	(2,849)	(24,738)	(1,741)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(249,081)	(609,059)	994,346	(6,111,416)	1,283,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,400)	1,517,607	796,223	(356,893)	3,022,458

NET ASSETS
Beginning of period	2,583,839	6,123,586	1,078,591	35,255,690	4,109,112
End of period	$2,571,439	$7,641,193	$1,874,814	$34,898,797	$7,131,570

Beginning units	133,588	213,612	1,190,721	909,789	125,585
Units issued	38,583	128,259	3,916,652	1,769,928	336,257
Units redeemed	(51,704)	(147,265)	(2,966,294)	(1,948,355)	(314,937)
Ending units	120,467	194,606	2,141,079	731,362	146,905

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(224,936)	$(384)	$(5,174)	$(1,735)	$(166,704)
Capital gains distributions received	1,033,574	16,666	3,985	—	—
Net realized gain (loss) on shares redeemed	2,981,111	(34,015)	(106,991)	(21,873)	3,302,917
Net change in unrealized appreciation (depreciation) on investments	(1,173,103)	(386)	(5,190)	(1,681)	(631,075)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,616,646	(18,119)	(113,370)	(25,289)	2,505,138

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	44,759	3	816	7	46,983
Annuity payments	(54,785)	—	—	—	(45,630)
Surrenders, withdrawals and death benefits	(1,385,419)	(1,644)	351,425	74,458	(995,567)
Net transfers between other subaccounts
or fixed rate option	367,038	10,662	56,291	80,345	370,133
Miscellaneous transactions	(364)	10	(12,840)	(2,706)	2,032
Other charges	(67,261)	(54)	(1,409)	(81)	(52,217)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,096,032)	8,977	394,283	152,023	(674,266)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,520,614	(9,142)	280,913	126,734	1,830,872

NET ASSETS
Beginning of period	15,015,696	51,287	263,847	80,840	9,927,839
End of period	$16,536,310	$42,145	$544,760	$207,574	$11,758,711

Beginning units	399,072	55,854	919,621	103,553	411,741
Units issued	283,616	452,736	12,585,185	8,851,918	478,731
Units redeemed	(313,181)	(447,388)	(10,906,623)	(8,610,404)	(509,615)
Ending units	369,507	61,202	2,598,183	345,067	380,857
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Technology	ProFund VP Telecommunications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(158,360)	$(12,453)	$(125,577)	$(934,736)	$(105,067)
Capital gains distributions received	928,932	—	—	20,376,497	615,753
Net realized gain (loss) on shares redeemed	5,994,109	196,449	3,722,773	11,769,656	2,148,447
Net change in unrealized appreciation (depreciation) on investments	(2,570,038)	380,884	189,820	1,918,602	(1,555,240)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,194,643	564,880	3,787,016	33,130,019	1,103,893

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,776	915	24,591	143,871	22,835
Annuity payments	(24,186)	(184)	(2,937)	(179,935)	(285)
Surrenders, withdrawals and death benefits	(3,170,244)	(502,128)	(1,308,739)	(5,963,373)	(647,191)
Net transfers between other subaccounts
or fixed rate option	542,293	211,400	(778,635)	(10,294,286)	558,325
Miscellaneous transactions	(2,409)	(33)	(7,121)	(24,840)	6,411
Other charges	(3,923)	(24,581)	(6,980)	(17,132)	(2,517)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,643,693)	(314,611)	(2,079,821)	(16,335,695)	(62,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,550,950	250,269	1,707,195	16,794,324	1,041,471

NET ASSETS
Beginning of period	11,748,370	3,519,263	8,385,512	73,099,062	6,274,333
End of period	$13,299,320	$3,769,532	$10,092,707	$89,893,386	$7,315,804

Beginning units	413,501	333,044	164,943	2,578,938	193,149
Units issued	1,615,978	91,196	389,606	1,519,121	562,395
Units redeemed	(1,682,782)	(117,034)	(412,495)	(1,903,299)	(569,748)
Ending units	346,697	307,206	142,054	2,194,760	185,796
The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$15,084	$(265,223)	$(41,608)	$(16,915)	$(164,705)
Capital gains distributions received	—	2,597,561	—	66,177	910,958
Net realized gain (loss) on shares redeemed	(1,795,327)	1,916,483	261,668	153,910	1,670,739
Net change in unrealized appreciation (depreciation) on investments	3,757,468	455,105	1,822,325	330,768	95,895
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,977,225	4,703,926	2,042,385	533,940	2,512,887

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,716	22,208	2,705	2,818	21,463
Annuity payments	(29,761)	(16,814)	(29,162)	—	(92,758)
Surrenders, withdrawals and death benefits	(1,057,500)	(1,861,348)	(1,138,292)	(123,490)	(1,374,258)
Net transfers between other subaccounts
or fixed rate option	(1,978,710)	83,299	(966,499)	(25,338)	(399,911)
Miscellaneous transactions	(355)	(162)	(1,651)	(293)	(3,137)
Other charges	(71,282)	(60,323)	(44,271)	(707)	(12,310)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,123,892)	(1,833,140)	(2,177,170)	(147,010)	(1,860,911)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,146,667)	2,870,786	(134,785)	386,930	651,976

NET ASSETS
Beginning of period	16,954,326	18,324,634	10,558,778	1,368,911	11,443,895
End of period	$15,807,659	$21,195,420	$10,423,993	$1,755,841	$12,095,871

Beginning units	658,235	503,319	537,287	58,153	317,013
Units issued	168,732	268,535	117,156	173	1,022
Units redeemed	(282,046)	(316,518)	(216,365)	(5,122)	(47,380)
Ending units	544,921	455,336	438,078	53,204	270,655
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(190)	$(268,735)	$(355,288)	$(150,896)	$(806)
Capital gains distributions received	—	2,653,255	2,493,251	1,713,706	—
Net realized gain (loss) on shares redeemed	(1,838)	308,039	2,924,765	1,006,831	(27,047)
Net change in unrealized appreciation (depreciation) on investments	(1,984)	(95,536)	(1,755,113)	(119,268)	39,535
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,012)	2,597,023	3,307,615	2,450,373	11,682

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7	48,115	68,319	15,035	2,419
Annuity payments	—	(91,652)	(165,062)	(64,018)	—
Surrenders, withdrawals and death benefits	(115)	(2,530,275)	(2,519,753)	(838,905)	(14,563)
Net transfers between other subaccounts
or fixed rate option	3,417	(412,865)	(1,196,339)	(831,718)	(2,384)
Miscellaneous transactions	—	5,877	2,946	(3,184)	(52)
Other charges	(10)	(20,546)	(19,304)	(5,389)	(42)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,299	(3,001,346)	(3,829,193)	(1,728,179)	(14,622)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(713)	(404,323)	(521,578)	722,194	(2,940)

NET ASSETS
Beginning of period	13,333	25,813,386	27,008,906	17,652,026	213,394
End of period	$12,620	$25,409,063	$26,487,328	$18,374,220	$210,454

Beginning units	11,280	610,473	1,159,103	294,762	20,072
Units issued	3,246	28,650	54,382	1,651	774
Units redeemed	(193)	(96,025)	(202,988)	(28,409)	(2,197)
Ending units	14,333	543,098	1,010,497	268,004	18,649
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(27,361)	$(49,485,688)	$(20,836,189)	$(9,156,522)	$(332,434)
Capital gains distributions received	201,801	—	—	—	—
Net realized gain (loss) on shares redeemed	123,198	135,001,014	105,882,884	263,628	1,236,068
Net change in unrealized appreciation (depreciation) on investments	(176,787)	473,633,871	94,383,149	(16,505,980)	6,019,074
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	120,851	559,149,197	179,429,844	(25,398,874)	6,922,708

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,915	2,435,098	1,215,098	12,647	60,368
Annuity payments	(29,897)	(1,939,904)	(339,609)	(586,626)	(12,015)
Surrenders, withdrawals and death benefits	(226,412)	(302,376,989)	(125,136,444)	(68,644,087)	(2,197,804)
Net transfers between other subaccounts
or fixed rate option	(35,674)	(64,743,484)	(33,561,009)	(91,768,757)	(2,260,497)
Miscellaneous transactions	(413)	(66,655)	(62,809)	9,630	(741)
Other charges	(1,324)	(33,636,518)	(9,806,467)	(8,414,482)	(270,939)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(290,805)	(400,328,452)	(167,691,240)	(169,391,675)	(4,681,628)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(169,954)	158,820,745	11,738,604	(194,790,549)	2,241,080

NET ASSETS
Beginning of period	1,946,471	3,823,994,864	1,519,030,425	870,340,111	28,855,645
End of period	$1,776,517	$3,982,815,609	$1,530,769,029	$675,549,562	$31,096,725

Beginning units	40,356	214,233,319	68,669,419	42,947,643	1,727,160
Units issued	167	3,104,910	850,387	14,708,826	134,707
Units redeemed	(5,820)	(23,859,470)	(7,947,291)	(23,093,352)	(378,659)
Ending units	34,703	193,478,759	61,572,515	34,563,117	1,483,208
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Emerging Markets Equity Portfolio	AST Jennison Large-Cap Growth Portfolio	Allspring VT Omega Growth Fund (Class 2)	Allspring VT Omega Growth Fund (Class 1)	Allspring VT Small Cap Growth Fund (Class 1)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(1,321,364)	$(1,753,968)	$(34,989)	$(267,186)	$(235,689)
Capital gains distributions received	—	—	250,488	2,223,890	1,923,658
Net realized gain (loss) on shares redeemed	1,682,666	21,439,268	176,500	2,145,686	1,723,175
Net change in unrealized appreciation (depreciation) on investments	(1,408,760)	(335,242)	(84,663)	(1,355,915)	(2,210,125)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,047,458)	19,350,058	307,336	2,746,475	1,201,019

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,355	220,372	3,640	41,946	29,143
Annuity payments	(98,517)	(12,555)	—	(76,409)	(5,060)
Surrenders, withdrawals and death benefits	(7,858,514)	(14,457,526)	(358,301)	(1,797,146)	(2,118,374)
Net transfers between other subaccounts
or fixed rate option	8,564,009	(10,241,906)	(24,522)	(1,038,197)	(1,493,959)
Miscellaneous transactions	5,286	(9,148)	120	1,363	2,469
Other charges	(1,072,148)	(1,149,233)	(941)	(19,661)	(15,457)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(379,529)	(25,649,996)	(380,004)	(2,888,104)	(3,601,238)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,426,987)	(6,299,938)	(72,668)	(141,629)	(2,400,219)

NET ASSETS
Beginning of period	113,559,599	149,680,641	2,486,996	20,767,840	18,547,994
End of period	$112,132,612	$143,380,703	$2,414,328	$20,626,211	$16,147,775

Beginning units	10,361,343	2,893,721	52,652	413,752	420,200
Units issued	1,460,417	431,542	371	40,075	49,797
Units redeemed	(1,517,489)	(907,496)	(7,967)	(90,124)	(125,613)
Ending units	10,304,271	2,417,767	45,056	363,703	344,384
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$6,806	$(683,842)	$(663,480)	$(1,363,447)	$132,355
Capital gains distributions received	—	—	—	—	62,452
Net realized gain (loss) on shares redeemed	(1,099,630)	375,384	7,822,857	3,132,300	376,262
Net change in unrealized appreciation (depreciation) on investments	1,585,502	(758,585)	1,081,430	8,081,817	2,068,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	492,678	(1,067,043)	8,240,807	9,850,670	2,639,580

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,164	8	219,472	22,251	38,680
Annuity payments	(15,120)	—	(51,757)	(93,050)	(105,888)
Surrenders, withdrawals and death benefits	(1,017,622)	(6,430,626)	(16,612,478)	(7,776,779)	(2,396,157)
Net transfers between other subaccounts
or fixed rate option	(107,643)	45,176,228	186,532	1,893,743	(483,318)
Miscellaneous transactions	3,473	(31)	7,949	(1,297)	1,610
Other charges	(8,095)	(12,447)	(22,678)	(740,596)	(14,095)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,105,843)	38,733,132	(16,272,960)	(6,695,728)	(2,959,168)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(613,165)	37,666,089	(8,032,153)	3,154,942	(319,588)

NET ASSETS
Beginning of period	8,134,758	17,609,215	63,752,107	98,325,988	16,297,869
End of period	$7,521,593	$55,275,304	$55,719,954	$101,480,930	$15,978,281

Beginning units	404,246	1,396,674	3,353,348	6,822,333	773,727
Units issued	32,647	3,908,072	103,957	556,391	36,792
Units redeemed	(84,510)	(715,105)	(878,376)	(997,317)	(163,568)
Ending units	352,383	4,589,641	2,578,929	6,381,407	646,951
The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$2,466	$(66,927)	$(31,684)	$(78,173)	$(1,920,760)
Capital gains distributions received	3,906	—	130,803	285,728	—
Net realized gain (loss) on shares redeemed	4,656	615,141	82,038	268,730	2,195,644
Net change in unrealized appreciation (depreciation) on investments	(15,204)	1,056,061	382,606	698,646	(4,300,219)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,176)	1,604,275	563,763	1,174,931	(4,025,335)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281	8,638	12,836	6,006	(1,546)
Annuity payments	—	(203,803)	—	(50,281)	(328,846)
Surrenders, withdrawals and death benefits	(76,722)	(190,156)	(111,054)	(243,422)	(11,848,173)
Net transfers between other subaccounts
or fixed rate option	(24,032)	(138,159)	(272,504)	(88,557)	9,504,064
Miscellaneous transactions	(35)	765	111	1,196	4,479
Other charges	(179)	(4,428)	(4,256)	(2,219)	(1,293,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(100,687)	(527,143)	(374,867)	(377,277)	(3,963,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,863)	1,077,132	188,896	797,654	(7,988,516)

NET ASSETS
Beginning of period	327,839	6,127,361	2,588,212	5,255,196	153,595,389
End of period	$222,976	$7,204,493	$2,777,108	$6,052,850	$145,606,873

Beginning units	27,544	171,805	83,142	172,830	12,181,761
Units issued	1,466	5,240	261	2,846	2,034,674
Units redeemed	(9,906)	(18,540)	(11,060)	(13,877)	(2,373,389)
Ending units	19,104	158,505	72,343	161,799	11,843,046
The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(222,247)	$(2,592,981)	$(28,646)	$(1,104,648)	$(57,129)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	539,616	10,391,133	199,611	5,824,989	18,221
Net change in unrealized appreciation (depreciation) on investments	(818,173)	15,079,223	(310,972)	14,155,845	(95,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(500,804)	22,877,375	(140,007)	18,876,186	(134,377)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	101	785,559	250	10,318	—
Annuity payments	—	(127,133)	—	(32,963)	(16,304)
Surrenders, withdrawals and death benefits	(2,477,894)	(16,008,092)	(52,981)	(7,959,745)	(606,320)
Net transfers between other subaccounts
or fixed rate option	(953,871)	7,364,154	(1,078,766)	1,076,041	(2,711,507)
Miscellaneous transactions	217	(15,810)	(148)	682	(2,205)
Other charges	(12,482)	(1,009,535)	(112)	(728,542)	(1,792)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,443,929)	(9,010,857)	(1,131,757)	(7,634,209)	(3,338,128)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,944,733)	13,866,518	(1,271,764)	11,241,977	(3,472,505)

NET ASSETS
Beginning of period	18,541,442	177,603,637	3,548,848	81,253,973	7,132,843
End of period	$14,596,709	$191,470,155	$2,277,084	$92,495,950	$3,660,338

Beginning units	1,621,937	10,350,011	292,353	3,714,833	653,852
Units issued	31,253	1,134,345	34,119	677,415	215,547
Units redeemed	(339,571)	(1,625,192)	(134,390)	(972,588)	(519,577)
Ending units	1,313,619	9,859,164	192,082	3,419,660	349,822

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(845,316)	$(30,263)	$11,846	$(517,184)	$(47,830)
Capital gains distributions received	—	304	—	—	—
Net realized gain (loss) on shares redeemed	4,089,994	—	(1,876)	2,351,502	(36,032)
Net change in unrealized appreciation (depreciation) on investments	11,843,558	—	(4,981)	8,034,911	(43,942)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	15,088,236	(29,959)	4,989	9,869,229	(127,804)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,466	2,132	71	91,934	—
Annuity payments	(51,803)	(198,261)	—	(140,904)	—
Surrenders, withdrawals and death benefits	(5,055,216)	(907,900)	(1,796)	(3,461,774)	(230,941)
Net transfers between other subaccounts
or fixed rate option	(209,498)	384,380	(3,802)	157,915,578	(4,627,108)
Miscellaneous transactions	(7,268)	(256)	(9)	(22,077)	(252)
Other charges	(536,618)	(3,436)	(42)	(208,785)	(612)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,836,937)	(723,341)	(5,578)	154,173,972	(4,858,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,251,299	(753,300)	(589)	164,043,201	(4,986,717)

NET ASSETS
Beginning of period	63,513,570	3,583,157	147,798	6,306,920	6,125,930
End of period	$72,764,869	$2,829,857	$147,209	$170,350,121	$1,139,213

Beginning units	3,036,559	371,685	10,866	289,424	479,160
Units issued	519,147	93,783	5	6,226,806	67,928
Units redeemed	(765,948)	(168,977)	(410)	(342,198)	(454,079)
Ending units	2,789,758	296,491	10,461	6,174,032	93,009
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(582,269)	$(859,457)	$(88,787)	$(585,043)	$—
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	228,633	285,746	2,016,335	(204,740)	—
Net change in unrealized appreciation (depreciation) on investments	(1,572,813)	(2,436,957)	(4,085,073)	(82,063)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,926,449)	(3,010,668)	(2,157,525)	(871,846)	—

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,253	1,364	65,129	106	—
Annuity payments	(322,587)	—	(105,574)	(16,807)	—
Surrenders, withdrawals and death benefits	(5,412,038)	(6,656,232)	(3,057,959)	(4,604,420)	—
Net transfers between other subaccounts
or fixed rate option	(8,278,378)	(7,292,713)	(828,261)	66,400,656	—
Miscellaneous transactions	1,564	(412)	3,477	1,339	—
Other charges	(17,549)	(15,296)	(24,397)	(4,634)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(14,027,735)	(13,963,289)	(3,947,585)	61,776,240	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,954,184)	(16,973,957)	(6,105,110)	60,904,394	—

NET ASSETS
Beginning of period	41,514,477	55,823,994	27,146,456	70,626	—
End of period	$25,560,293	$38,850,037	$21,041,346	$60,975,020	$—

Beginning units	3,635,001	4,851,537	1,824,261	5,877	—
Units issued	263,750	1,523,005	205,510	6,829,337	—
Units redeemed	(1,526,543)	(2,764,321)	(479,436)	(1,390,159)	—
Ending units	2,372,208	3,610,221	1,550,335	5,445,055	—
The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(983,514)	$(1,043,425)	$(16,859)	$79,762	$18,569
Capital gains distributions received	—	—	101,999	405	245,341
Net realized gain (loss) on shares redeemed	(256,277)	(5,183,145)	56,055	(40,189)	127,015
Net change in unrealized appreciation (depreciation) on investments	(3,441,866)	2,163,067	(36,117)	(127,383)	4,702
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,681,657)	(4,063,503)	105,078	(87,405)	395,627

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,091	1,342	1,658,165	5,087,187	3,795,329
Annuity payments	—	(868,651)	—	—	—
Surrenders, withdrawals and death benefits	(11,962,475)	(10,253,805)	(48,313)	(267,027)	(250,154)
Net transfers between other subaccounts
or fixed rate option	(19,094,897)	(20,805,940)	895,326	244,341	4,382,910
Miscellaneous transactions	(503)	8,353	1,774	13,547	(14,447)
Other charges	(29,508)	(29,419)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,081,292)	(31,948,120)	2,506,952	5,078,048	7,913,638

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,762,949)	(36,011,623)	2,612,030	4,990,643	8,309,265

NET ASSETS
Beginning of period	87,755,272	71,411,186	539,451	1,911,758	1,184,735
End of period	$51,992,323	$35,399,563	$3,151,481	$6,902,401	$9,494,000

Beginning units	6,897,467	6,403,243	40,249	178,997	98,757
Units issued	345,198	6,327,264	223,170	765,951	745,959
Units redeemed	(2,914,280)	(9,338,196)	(44,920)	(283,506)	(140,699)
Ending units	4,328,385	3,392,311	218,499	661,442	704,017
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2021

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/4/2021*
	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021

OPERATIONS
Net investment income (loss)	$(3,840)	$49,964	$(207,618)	$(1,448,865)	$(212,666)
Capital gains distributions received	136,827	—	1,645,805	—	—
Net realized gain (loss) on shares redeemed	313,097	—	1,250,675	(50,202)	(119,526)
Net change in unrealized appreciation (depreciation) on investments	561,050	—	(138,590)	(1,442,952)	377,715
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,007,134	49,964	2,550,272	(2,942,019)	45,523

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,458,713	909,794,529	34,803	247,900	—
Annuity payments	—	—	(58,460)	(216,999)	—
Surrenders, withdrawals and death benefits	(113,001)	(30,940,351)	(1,682,396)	(9,985,537)	(1,600,498)
Net transfers between other subaccounts
or fixed rate option	6,423,839	(834,311,806)	(1,189,614)	7,717,623	53,920,986
Miscellaneous transactions	11,149	22,358	(2,787)	13,367	(1,627)
Other charges	—	—	(14,880)	(420,370)	(1,302)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,780,700	44,564,730	(2,913,334)	(2,644,016)	52,317,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,787,834	44,614,694	(363,062)	(5,586,035)	52,363,082

NET ASSETS
Beginning of period	726,543	65,602,165	15,832,235	108,802,638	—
End of period	$12,514,377	$110,216,859	$15,469,173	$103,216,603	$52,363,082

Beginning units	57,341	6,560,203	1,095,079	10,802,764	—
Units issued	911,891	32,824,751	25,248	1,517,330	6,981,247
Units redeemed	(169,916)	(28,368,176)	(210,065)	(1,777,237)	(1,371,793)
Ending units	799,316	11,016,778	910,262	10,542,857	5,609,454

* Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A77

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
December 31, 2022

Note 1:    General

Fortitude Life Insurance & Annuity Company Variable Account B (the "Account", formerly Prudential Annuities Life Assurance Corporation Variable Account B) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“PALAC", now known as Fortitude Life Insurance & Annuity Company ("FLIAC")). Prior to April 1, 2022, PALAC was a wholly-owned subsidiary of Prudential Annuities, Inc. ("PAI") which was an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). On April 1, 2022, PAI completed the sale of its equity interest in PALAC to Fortitude Group Holdings, LLC (“FGH”), the parent company of Fortitude Reinsurance Company, Ltd, and as a result, FLIAC became a wholly-owned subsidiary of FGH and is no longer an affiliate of Prudential Financial or any of its affiliates.

On April 1, 2022, FGH and Prudential Financial entered into an Administrative Service Agreement whereby Prudential Financial continues to administer and service the contracts noted below, including the payment of benefits and oversight of investment management.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FLIAC. The assets of the Account will not be charged with any liabilities arising out of any other business FLIAC may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of FLIAC.

On August 30, 2013, PALAC received approval from the Arizona and Connecticut Departments of Insurance to redomesticate PALAC from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication and sale, FLIAC is an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by FLIAC (individually, a “contract” or “product” and collectively, the “contracts” or “products”). The following is a list of each contract funded through the Account.

A78

Note 1:    General (continued)

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	Premier”)
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Premier”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisor Plan III (“ASAP III”)	Defined Investments Annuity
Advanced Series Advisors Choice (“Choice”)	Emerald Choice
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Advisors Income Annuity (“ASAIA”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Apex (“Apex”)	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Apex II (“Apex II”)	Imperium
Advanced Series Cornerstone ("AS Cornerstone")	LifeVest Personal Security Annuity (“PSA”)
Advanced Series Impact (“AS Impact”)	Prudential FlexGuard
Advanced Series LifeVest (“ASL”)	Prudential FlexGuard Income
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)
Advanced Series XTra Credit FOUR Premier (“XTra Credit
FOUR Premier")
The contracts may be used as an investment vehicle for “qualified” investments, including an Individual Retirement Account, Simplified Employee Pension Individual Retirement Account, Roth Individual Retirement Account or Tax Sheltered Annuity (or 403 (b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The contracts offer the option to invest in various subaccounts listed below (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio)
AST Government Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST T. Rowe Price Large-Cap Value Portfolio*
AST High Yield Portfolio
AST Small-Cap Growth Opportunities Portfolio*
AST Small-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio*
AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value Portfolio)
AST Loomis Sayles Large-Cap Growth Portfolio*
AST MFS Growth Portfolio*
AST Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST BlackRock Low Duration Bond Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio*
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
A79

Note 1:    General (continued)

AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST Moderate Multi-Asset Portfolio (formerly AST AllianzGI World Trends Portfolio)*
AST J.P. Morgan Global Thematic Portfolio
AST Core Fixed Income Portfolio (formerly AST Western Asset Core Plus Bond Portfolio)
Davis Value Portfolio
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
PSF International Growth Portfolio (Class I)
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Basic Materials
ProFund VP UltraBull
ProFund VP Bull
ProFund VP Consumer Services
ProFund VP Consumer Goods
ProFund VP Oil & Gas
ProFund VP Europe 30
ProFund VP Financials
ProFund VP U.S. Government Plus
ProFund VP Health Care
ProFund Access VP High Yield Fund
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Precious Metals
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Pharmaceuticals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP NASDAQ-100
ProFund VP Semiconductor
ProFund VP Small-Cap Growth
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Rydex VT Nova Fund
Rydex VT NASDAQ-100® Fund
Rydex VT Inverse S&P 500® Strategy Fund
Invesco V.I. Health Care Fund (Series I)
Invesco V.I. Technology Fund (Series I)
A80

Note 1:    General (continued)

Allspring VT Index Asset Allocation Fund (Class 2)
Allspring VT International Equity Fund (Class 2)
Allspring VT Small Cap Growth Fund (Class 2)
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Investment Grade Bond Portfolio
AST Cohen & Steers Global Realty Portfolio
AST Emerging Markets Equity Portfolio
AST Jennison Large-Cap Growth Portfolio*
Allspring VT Omega Growth Fund (Class 2)
Allspring VT Omega Growth Fund (Class 1)
Allspring VT Small Cap Growth Fund (Class 1)
Allspring VT International Equity Fund (Class 1)
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
Invesco V.I. Diversified Dividend Fund (Series I)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Allspring VT Opportunity Fund (Class 1)
Allspring VT Opportunity Fund (Class 2)
AST Prudential Core Bond Portfolio*
AST Bond Portfolio 2023
AST MFS Growth Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio*
AST Bond Portfolio 2024
AST ClearBridge Dividend Growth Portfolio
Columbia Variable Portfolio - Government Money Market Fund (Class 1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST Bond Portfolio 2026
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
AST Global Bond Portfolio
AST Bond Portfolio 2032
AST Bond Portfolio 2033

*	Subaccount merged during the period ended December 31, 2022.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2022 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.
A81

Note 1:    General (continued)

Merger Date	Removed Portfolio	Surviving Portfolio
February 11, 2022	AST T. Rowe Price Large-Cap Value Portfolio	AST Large-Cap Value Portfolio
February 11, 2022	AST BlackRock Low Duration Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST BlackRock/Loomis Sayles Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST Prudential Core Bond Portfolio	AST Core Fixed Income Portfolio
February 11, 2022	AST MFS Large-Cap Value Portfolio	AST Large-Cap Value Portfolio
June 10, 2022	AST Goldman Sachs Small-Cap Value Portfolio	AST Small-Cap Value Portfolio
June 10, 2022	AST Loomis Sayles Large-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
June 10, 2022	AST MFS Growth Portfolio	AST Large-Cap Growth Portfolio
June 10, 2022	AST Jennison Large-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
September 9, 2022	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Growth Portfolio
December 2, 2022	AST Moderate Multi-Asset Portfolio	AST Balanced Asset Allocation Portfolio
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests.

Market Disruption, Geopolitical and Market Events Risks

Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments, terrorism, natural disasters and public health epidemics (including the global outbreak of COVID-19). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of risks to the portfolios in which each subaccount invests in.

Recent failures of certain U.S. and international banks and actions taken by government intervention may at times result in unusually high market volatility, which could negatively impact performance of the portfolios in which each subaccount invests in.

COVID-19 has resulted in extreme stress and disruption in the global economy and financial markets. The pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Management will continue to monitor developments, and their impact on the Account and the fair value of the portfolios.

These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

A82

Note 2:    Significant Accounting Policies (continued)

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional. Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by FLIAC and may result in additional amounts being transferred into the Account by FLIAC to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Note 3:    Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2022, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

FLIAC is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of FLIAC’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. FLIAC management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2022 were as follows:
A83

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Large-Cap Growth Portfolio	$1,063,276,485	$313,901,123
AST Government Money Market Portfolio	457,141,009	402,562,484
AST Cohen & Steers Realty Portfolio	21,821,626	48,776,322
AST J.P. Morgan Tactical Preservation Portfolio	206,791,549	555,410,519
AST T. Rowe Price Large-Cap Value Portfolio	1,362,834	695,065,000
AST High Yield Portfolio	42,341,843	73,531,672
AST Small-Cap Growth Opportunities Portfolio	22,829,843	185,013,577
AST Small-Cap Value Portfolio	159,058,020	85,146,796
AST Mid-Cap Growth Portfolio	64,641,257	120,041,854
AST Goldman Sachs Small-Cap Value Portfolio	4,893,257	154,015,248
AST Large-Cap Value Portfolio	865,276,768	320,649,741
AST Loomis Sayles Large-Cap Growth Portfolio	14,362,968	688,869,756
AST MFS Growth Portfolio	7,088,559	209,585,666
AST Mid-Cap Value Portfolio	35,263,430	115,939,345
AST Small-Cap Growth Portfolio	196,906,560	82,237,432
AST BlackRock Low Duration Bond Portfolio	1,857,631	253,937,612
AST BlackRock/Loomis Sayles Bond Portfolio	2,167,002	1,005,030,145
AST T. Rowe Price Natural Resources Portfolio	38,968,767	86,608,060
AST T. Rowe Price Asset Allocation Portfolio	335,325,251	977,247,841
AST International Value Portfolio	14,954,664	34,106,229
AST MFS Global Equity Portfolio	25,872,411	68,457,328
AST J.P. Morgan International Equity Portfolio	30,532,282	59,008,857
AST International Growth Portfolio	45,271,864	72,275,751
AST Wellington Management Hedged Equity Portfolio	62,206,208	119,423,217
AST Capital Growth Asset Allocation Portfolio	227,650,131	876,244,998
AST Academic Strategies Asset Allocation Portfolio	257,626,408	702,575,172
AST Balanced Asset Allocation Portfolio	529,053,683	514,964,700
AST Preservation Asset Allocation Portfolio	212,344,718	579,892,901
AST Moderate Multi-Asset Portfolio	122,335,998	688,006,712
AST J.P. Morgan Global Thematic Portfolio	76,376,709	192,706,459
AST Core Fixed Income Portfolio	1,639,915,911	777,361,333
Davis Value Portfolio	7,624	142,188
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	60	44,428
PSF International Growth Portfolio (Class I)	286,005	655,651
ProFund VP Asia 30	2,583,552	2,803,671
ProFund VP Banks	10,588,595	11,379,362
ProFund VP Bear	16,527,930	16,137,175
ProFund VP Biotechnology	1,342,351	2,308,673
ProFund VP Basic Materials	4,082,751	4,068,007
ProFund VP UltraBull	21,311,553	22,721,861
ProFund VP Bull	87,120,459	87,297,201
ProFund VP Consumer Services	2,554,555	5,972,089
ProFund VP Consumer Goods	4,415,413	7,744,545
ProFund VP Oil & Gas	16,445,489	16,475,851
ProFund VP Europe 30	2,189,788	4,016,832
ProFund VP Financials	4,874,769	7,822,556
ProFund VP U.S. Government Plus	10,545,753	11,127,868
ProFund VP Health Care	9,384,019	15,068,113
ProFund Access VP High Yield Fund	593,652	1,565,945
ProFund VP Industrials	6,591,603	9,147,664
ProFund VP Internet	1,190,578	2,458,573
ProFund VP Japan	1,340,316	2,198,816
ProFund VP Precious Metals	27,526,044	28,843,509
ProFund VP Mid-Cap Growth	6,518,712	10,885,768
A84

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Mid-Cap Value	$7,372,451	$9,437,619
ProFund VP Pharmaceuticals	1,638,775	1,996,347
ProFund VP Real Estate	3,912,529	5,340,530
ProFund VP Rising Rates Opportunity	14,543,574	13,575,765
ProFund VP NASDAQ-100	55,923,432	65,755,124
ProFund VP Semiconductor	14,484,892	16,303,907
ProFund VP Small-Cap Growth	5,465,639	9,712,201
ProFund VP Short Mid-Cap	2,066,561	2,006,370
ProFund VP Short NASDAQ-100	13,284,923	11,898,830
ProFund VP Short Small-Cap	4,730,964	4,616,512
ProFund VP Small-Cap Value	4,848,763	7,673,519
ProFund VP Technology	42,854,666	46,052,362
ProFund VP Telecommunications	2,051,109	3,159,122
ProFund VP UltraMid-Cap	2,913,991	4,498,852
ProFund VP UltraNASDAQ-100	25,583,744	48,473,469
ProFund VP UltraSmall-Cap	11,574,579	12,598,841
ProFund VP Utilities	11,554,840	11,020,111
ProFund VP Large-Cap Growth	8,540,681	12,733,629
ProFund VP Large-Cap Value	12,114,717	11,607,345
Rydex VT Nova Fund	13,655	161,581
Rydex VT NASDAQ-100® Fund	8,627	1,060,948
Rydex VT Inverse S&P 500® Strategy Fund	1,712	2,103
Invesco V.I. Health Care Fund (Series I)	1,214,050	3,880,217
Invesco V.I. Technology Fund (Series I)	853,036	3,195,595
Allspring VT Index Asset Allocation Fund (Class 2)	3,208	2,020,429
Allspring VT International Equity Fund (Class 2)	6,034	17,594
Allspring VT Small Cap Growth Fund (Class 2)	10,779	170,150
AST Prudential Growth Allocation Portfolio	738,673,453	1,798,205,887
AST Advanced Strategies Portfolio	128,002,436	403,492,270
AST Investment Grade Bond Portfolio	6,670,782,845	3,680,834,189
AST Cohen & Steers Global Realty Portfolio	8,036,889	16,147,223
AST Emerging Markets Equity Portfolio	34,415,334	68,346,464
AST Jennison Large-Cap Growth Portfolio	11,830,867	109,220,927
Allspring VT Omega Growth Fund (Class 2)	16,355	204,148
Allspring VT Omega Growth Fund (Class 1)	751,382	3,680,013
Allspring VT Small Cap Growth Fund (Class 1)	961,135	2,417,839
Allspring VT International Equity Fund (Class 1)	513,089	1,434,062
AST Bond Portfolio 2022	9,389,378	63,806,549
AST Quantitative Modeling Portfolio	628,494	9,204,334
AST BlackRock Global Strategies Portfolio	18,975,145	49,186,488
Invesco V.I. Diversified Dividend Fund (Series I)	4,566,816	5,231,732
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	2,521	55,938
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	15,565	598,673
Allspring VT Opportunity Fund (Class 1)	11,418	281,272
Allspring VT Opportunity Fund (Class 2)	3,838	494,372
AST Prudential Core Bond Portfolio	1,042,870	141,465,873
AST Bond Portfolio 2023	69,498,818	13,608,946
AST MFS Growth Allocation Portfolio	27,558,897	61,573,055
AST Western Asset Emerging Markets Debt Portfolio	1,330,114	1,180,336
AST MFS Large-Cap Value Portfolio	921,582	88,666,075
AST Bond Portfolio 2024	5,288,382	4,980,179
AST ClearBridge Dividend Growth Portfolio	26,328,560	36,807,720
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	232,986	220,053
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	61	9,098
A85

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Large-Cap Core Portfolio	$24,384,220	$56,899,329
AST Bond Portfolio 2025	6,874,111	3,509,544
AST Bond Portfolio 2026	5,653,747	6,920,436
AST Bond Portfolio 2027	26,686,906	16,034,460
NVIT Emerging Markets Fund (Class D)	1,265,760	3,580,090
AST Bond Portfolio 2028	48,923,972	26,363,393
AST Bond Portfolio 2029	8,609,487	3,573,120
AST Bond Portfolio 2030	5,182,338	7,828,328
AST Bond Portfolio 2031	30,969,834	19,611,169
MFS® International Growth Portfolio (Service Class)	210,718	2,235,004
MFS® Total Return Bond Series (Service Class)	2,683,919	5,857,197
MFS® Total Return Series (Service Class)	2,239,517	9,881,463
MFS® Value Series (Service Class)	4,373,860	12,495,469
PSF PGIM Government Money Market Portfolio (Class III)	52,771,674	139,244,695
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	362,990	2,323,528
AST Global Bond Portfolio	20,783,955	41,189,670
AST Bond Portfolio 2032	63,378,852	34,118,821
AST Bond Portfolio 2033	1,248,730	740,868

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential Financial and its affiliates, which prior to April 1, 2022 were affiliated to the Account and PALAC. After the sale to FGH on April 1, 2022, Prudential Financial is no longer affiliated to the Account and FLIAC. Due to former affiliated relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

A86

Note 6:    Related Party Transactions (continued)

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Financial and its affiliates. Prudential Financial and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Financial and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights
FLIAC sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by FLIAC and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by FLIAC.
A87

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Growth Portfolio
December 31, 2022	23,871	$22.48	to	$68.61	$1,162,023	0.00%		0.65%	to	3.05%	-35.24%	to	-33.64%
December 31, 2021	8,933	$34.43	to	$103.39	$666,219	0.00%		0.65%	to	3.05%	13.54%	to	16.35%
December 31, 2020	10,280	$30.07	to	$88.86	$661,552	0.00%		0.65%	to	3.05%	35.54%	to	38.90%
December 31, 2019	13,441	$22.01	to	$63.97	$606,032	0.00%		0.65%	to	3.05%	24.32%	to	27.40%
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%		0.65%	to	3.05%	0.68%	to	3.19%

	AST Government Money Market Portfolio
December 31, 2022	45,383	$6.87	to	$14.94	$514,774	1.24%		0.65%	to	3.05%	-1.85%	to	0.57%
December 31, 2021	39,976	$7.00	to	$14.86	$453,953	0.00%	(1)	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2020	42,691	$7.23	to	$14.95	$490,379	0.20%		0.65%	to	3.05%	-2.83%	to	-0.43%
December 31, 2019	39,170	$7.44	to	$15.02	$454,830	1.68%		0.65%	to	3.05%	-1.41%	to	1.03%
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%		0.65%	to	3.05%	-1.81%	to	0.64%

	AST Cohen & Steers Realty Portfolio
December 31, 2022	1,372	$22.45	to	$64.11	$74,354	0.00%		0.65%	to	2.75%	-27.41%	to	-25.85%
December 31, 2021	1,819	$30.93	to	$86.46	$132,648	0.00%		0.65%	to	2.75%	38.92%	to	41.92%
December 31, 2020	2,139	$22.26	to	$60.92	$110,379	0.00%		0.65%	to	2.75%	-5.51%	to	-3.47%
December 31, 2019	2,450	$23.56	to	$63.11	$129,946	0.00%		0.65%	to	2.75%	27.61%	to	30.36%
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%		0.65%	to	3.05%	-7.68%	to	-5.38%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2022	26,684	$11.77	to	$37.19	$623,092	0.00%		0.65%	to	3.05%	-18.29%	to	-16.27%
December 31, 2021	40,802	$14.38	to	$44.42	$1,142,547	0.00%		0.65%	to	3.05%	4.66%	to	7.25%
December 31, 2020	26,192	$13.71	to	$41.42	$680,844	0.00%		0.65%	to	3.05%	7.96%	to	10.63%
December 31, 2019	29,386	$12.67	to	$37.44	$686,631	0.00%		0.65%	to	3.05%	11.11%	to	13.86%
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%		0.65%	to	3.05%	-8.04%	to	-5.75%

	AST T. Rowe Price Large-Cap Value Portfolio (merged February 11, 2022)
December 31, 2022	—	$18.32	to	$37.18	$—	0.00%		0.65%	to	2.75%	0.48%	to	0.73%
December 31, 2021	25,236	$18.23	to	$36.92	$688,110	0.00%		0.65%	to	3.05%	21.71%	to	24.73%
December 31, 2020	29,924	$14.93	to	$29.68	$659,702	0.00%		0.65%	to	3.05%	-1.02%	to	1.43%
December 31, 2019	31,214	$15.04	to	$29.33	$683,295	0.00%		0.65%	to	3.05%	22.13%	to	25.15%
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%		0.65%	to	3.05%	-12.48%	to	-10.30%

	AST High Yield Portfolio
December 31, 2022	3,491	$13.28	to	$34.46	$92,827	0.00%		0.65%	to	2.75%	-13.94%	to	-12.09%
December 31, 2021	4,604	$15.43	to	$39.20	$138,421	0.00%		0.65%	to	2.75%	3.41%	to	5.64%
December 31, 2020	5,073	$14.92	to	$37.10	$145,034	0.00%		0.65%	to	3.05%	-0.49%	to	1.97%
December 31, 2019	5,969	$14.95	to	$36.39	$166,925	0.00%		0.65%	to	3.05%	11.78%	to	14.55%
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%		0.65%	to	3.05%	-4.99%	to	-2.63%

	AST Small-Cap Growth Opportunities Portfolio (merged September 9, 2022)
December 31, 2022	—	$21.97	to	$60.79	$—	0.00%		0.65%	to	2.75%	-26.55%	to	-25.45%
December 31, 2021	4,973	$29.91	to	$81.68	$217,413	0.00%		0.65%	to	3.05%	-4.36%	to	-1.99%
December 31, 2020	5,446	$31.17	to	$83.55	$245,695	0.00%		0.65%	to	3.05%	31.07%	to	34.31%
December 31, 2019	6,718	$23.71	to	$62.37	$229,610	0.00%		0.65%	to	3.05%	32.32%	to	35.60%
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%		0.65%	to	3.05%	-13.58%	to	-11.43%
A88

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Value Portfolio
December 31, 2022	5,519	$20.75	to	$61.52	$252,150	0.00%	0.65%	to	3.05%	-15.96%	to	-13.89%
December 31, 2021	4,078	$24.62	to	$71.43	$210,261	0.00%	0.65%	to	3.05%	27.51%	to	30.67%
December 31, 2020	5,019	$19.25	to	$54.67	$198,436	0.00%	0.65%	to	3.05%	-2.21%	to	0.21%
December 31, 2019	5,273	$19.62	to	$54.56	$209,773	0.00%	0.65%	to	3.05%	18.26%	to	21.19%
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%

	AST Mid-Cap Growth Portfolio
December 31, 2022	16,393	$11.13	to	$49.97	$276,989	0.00%	0.65%	to	3.05%	-33.04%	to	-31.38%
December 31, 2021	19,046	$16.49	to	$73.00	$480,306	0.00%	0.65%	to	3.05%	7.12%	to	9.77%
December 31, 2020	21,709	$15.27	to	$66.67	$503,597	0.00%	0.65%	to	3.05%	30.73%	to	33.96%
December 31, 2019	25,435	$11.58	to	$49.89	$455,112	0.00%	0.65%	to	3.05%	26.19%	to	29.31%
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%

	AST Goldman Sachs Small-Cap Value Portfolio (merged June 10, 2022)
December 31, 2022	—	$24.10	to	$81.44	$—	0.00%	0.65%	to	2.75%	-12.70%	to	-11.87%
December 31, 2021	2,491	$27.61	to	$92.41	$167,448	0.00%	0.65%	to	2.75%	23.16%	to	25.82%
December 31, 2020	2,980	$22.42	to	$73.45	$160,330	0.00%	0.65%	to	3.05%	-0.69%	to	1.77%
December 31, 2019	3,303	$22.50	to	$72.17	$170,091	0.00%	0.65%	to	3.05%	18.90%	to	21.84%
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%

	AST Large-Cap Value Portfolio
December 31, 2022	20,469	$20.34	to	$68.89	$776,641	0.00%	0.65%	to	3.05%	-1.39%	to	1.04%
December 31, 2021	6,928	$20.57	to	$68.18	$261,525	0.00%	0.65%	to	2.75%	25.66%	to	28.37%
December 31, 2020	8,090	$16.37	to	$53.11	$240,505	0.00%	0.65%	to	3.05%	-2.79%	to	-0.38%
December 31, 2019	8,593	$16.78	to	$53.31	$257,162	0.00%	0.65%	to	3.05%	25.57%	to	28.68%
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%

	AST Loomis Sayles Large-Cap Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$26.81	to	$69.00	$—	0.00%	0.65%	to	2.75%	-28.51%	to	-27.83%
December 31, 2021	13,589	$37.42	to	$95.61	$919,751	0.00%	0.65%	to	3.05%	14.75%	to	17.59%
December 31, 2020	15,676	$32.35	to	$81.31	$906,657	0.00%	0.65%	to	3.05%	27.58%	to	30.74%
December 31, 2019	19,751	$25.15	to	$62.19	$863,936	0.00%	0.65%	to	3.05%	27.62%	to	30.77%
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%

	AST MFS Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$21.76	to	$52.11	$—	0.00%	0.65%	to	2.75%	-29.07%	to	-28.40%
December 31, 2021	6,242	$30.61	to	$72.85	$279,198	0.00%	0.65%	to	3.05%	19.62%	to	22.58%
December 31, 2020	7,197	$25.38	to	$59.58	$265,521	0.00%	0.65%	to	3.05%	26.50%	to	29.63%
December 31, 2019	8,373	$19.90	to	$46.08	$240,347	0.00%	0.65%	to	3.05%	33.58%	to	36.88%
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%

	AST Mid-Cap Value Portfolio
December 31, 2022	4,008	$22.14	to	$96.40	$253,109	0.00%	0.65%	to	3.05%	-10.58%	to	-8.37%
December 31, 2021	5,386	$24.68	to	$105.21	$362,532	0.00%	0.65%	to	3.05%	29.56%	to	32.76%
December 31, 2020	5,293	$18.99	to	$79.25	$271,242	0.00%	0.65%	to	3.05%	-4.78%	to	-2.42%
December 31, 2019	5,810	$19.89	to	$81.21	$302,162	0.00%	0.65%	to	3.05%	17.32%	to	20.23%
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%

	AST Small-Cap Growth Portfolio
December 31, 2022	5,086	$25.12	to	$68.27	$234,225	0.00%	0.65%	to	3.05%	-29.78%	to	-28.04%
December 31, 2021	2,862	$35.57	to	$94.88	$181,218	0.00%	0.65%	to	2.75%	1.66%	to	3.86%
December 31, 2020	3,188	$34.90	to	$91.35	$195,652	0.00%	0.65%	to	3.05%	43.87%	to	47.42%
December 31, 2019	3,946	$24.12	to	$61.97	$159,837	0.00%	0.65%	to	3.05%	26.15%	to	29.27%
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%

	AST BlackRock Low Duration Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$9.25	to	$20.99	$—	0.00%	0.65%	to	2.75%	-1.82%	to	-1.58%
December 31, 2021	17,440	$9.42	to	$21.32	$255,850	0.00%	0.65%	to	2.75%	-3.34%	to	-1.25%
December 31, 2020	18,593	$9.04	to	$21.59	$278,466	0.00%	0.65%	to	3.05%	-0.56%	to	1.90%
December 31, 2019	19,028	$9.09	to	$21.19	$281,419	0.00%	0.65%	to	3.05%	1.43%	to	3.94%
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%

A89

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock/Loomis Sayles Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$12.04	to	$33.20	$—	0.00%	0.65%	to	2.75%	-3.55%	to	-3.31%
December 31, 2021	47,208	$11.54	to	$34.33	$1,036,008	0.00%	0.65%	to	3.05%	-4.15%	to	-1.78%
December 31, 2020	47,997	$12.04	to	$34.96	$1,079,721	0.00%	0.65%	to	3.05%	4.09%	to	6.67%
December 31, 2019	50,847	$11.57	to	$32.77	$1,052,390	0.00%	0.65%	to	3.05%	5.89%	to	8.52%
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2022	1,663	$13.72	to	$74.13	$77,349	0.00%	0.65%	to	2.75%	3.18%	to	5.40%
December 31, 2021	2,928	$13.30	to	$70.33	$121,127	0.00%	0.65%	to	2.75%	20.40%	to	22.99%
December 31, 2020	3,430	$11.05	to	$57.18	$115,483	0.00%	0.65%	to	3.05%	-5.21%	to	-2.86%
December 31, 2019	3,451	$11.62	to	$58.86	$115,905	0.00%	0.65%	to	3.05%	13.30%	to	16.11%
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2022	64,240	$15.49	to	$56.94	$2,101,550	0.00%	0.65%	to	3.05%	-18.90%	to	-16.89%
December 31, 2021	83,497	$19.07	to	$68.51	$3,269,883	0.00%	0.65%	to	3.05%	8.98%	to	11.68%
December 31, 2020	65,855	$17.46	to	$61.34	$2,342,097	0.00%	0.65%	to	3.05%	9.10%	to	11.80%
December 31, 2019	74,975	$15.97	to	$54.87	$2,326,847	0.00%	0.65%	to	3.05%	17.16%	to	20.06%
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%

	AST International Value Portfolio
December 31, 2022	4,222	$8.43	to	$25.20	$73,552	0.00%	0.65%	to	3.05%	-12.84%	to	-10.69%
December 31, 2021	5,219	$9.60	to	$28.28	$103,998	0.00%	0.65%	to	3.05%	4.36%	to	6.94%
December 31, 2020	5,607	$9.12	to	$26.51	$104,580	0.00%	0.65%	to	3.05%	-3.64%	to	-1.25%
December 31, 2019	5,672	$9.39	to	$26.92	$109,332	0.00%	0.65%	to	3.05%	16.36%	to	19.24%
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%

	AST MFS Global Equity Portfolio
December 31, 2022	3,281	$22.66	to	$46.83	$121,930	0.00%	0.65%	to	2.75%	-20.21%	to	-18.49%
December 31, 2021	4,396	$28.41	to	$57.59	$200,725	0.00%	0.65%	to	2.75%	13.64%	to	16.09%
December 31, 2020	5,093	$25.00	to	$49.74	$201,229	0.00%	0.65%	to	3.05%	10.70%	to	13.44%
December 31, 2019	5,958	$22.51	to	$43.96	$207,483	0.00%	0.65%	to	3.05%	25.99%	to	29.11%
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%

	AST J.P. Morgan International Equity Portfolio
December 31, 2022	3,493	$10.74	to	$46.33	$98,092	0.00%	0.65%	to	2.75%	-22.52%	to	-20.85%
December 31, 2021	4,637	$13.79	to	$58.98	$160,942	0.00%	0.65%	to	2.75%	8.02%	to	10.35%
December 31, 2020	5,123	$12.70	to	$53.86	$162,362	0.00%	0.65%	to	3.05%	9.63%	to	12.34%
December 31, 2019	5,791	$11.49	to	$48.30	$160,499	0.00%	0.65%	to	3.05%	23.34%	to	26.40%
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%

	AST International Growth Portfolio
December 31, 2022	7,179	$14.77	to	$36.63	$211,437	0.00%	0.65%	to	3.05%	-30.86%	to	-29.15%
December 31, 2021	7,976	$21.30	to	$51.70	$335,133	0.00%	0.65%	to	3.05%	9.07%	to	11.77%
December 31, 2020	8,999	$19.47	to	$46.26	$341,079	0.00%	0.65%	to	3.05%	27.32%	to	30.47%
December 31, 2019	10,913	$15.24	to	$35.46	$317,475	0.00%	0.65%	to	3.05%	28.08%	to	31.25%
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2022	11,502	$13.21	to	$26.59	$206,274	0.00%	0.65%	to	3.05%	-10.50%	to	-8.28%
December 31, 2021	14,489	$14.73	to	$29.11	$287,382	0.00%	0.65%	to	3.05%	8.64%	to	11.33%
December 31, 2020	16,037	$13.53	to	$26.25	$288,081	0.00%	0.65%	to	3.05%	3.41%	to	5.97%
December 31, 2019	18,448	$13.06	to	$24.88	$312,256	0.00%	0.65%	to	3.05%	16.88%	to	19.77%
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2022	140,206	$15.68	to	$28.56	$2,999,888	0.00%	0.65%	to	3.05%	-19.43%	to	-17.44%
December 31, 2021	167,294	$19.42	to	$34.73	$4,367,171	0.00%	0.65%	to	3.05%	13.41%	to	16.22%
December 31, 2020	185,227	$17.09	to	$30.01	$4,190,715	0.00%	0.65%	to	3.05%	9.96%	to	12.68%
December 31, 2019	207,220	$15.51	to	$26.74	$4,167,401	0.00%	0.65%	to	3.05%	18.52%	to	21.45%
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
A90

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Academic Strategies Asset Allocation Portfolio
December 31, 2022	59,781	$10.66	to	$18.82	$855,752	0.00%	0.65%	to	3.05%	-16.08%	to	-14.01%
December 31, 2021	87,954	$12.67	to	$21.97	$1,488,909	0.00%	0.65%	to	3.05%	9.01%	to	11.71%
December 31, 2020	97,686	$11.60	to	$19.75	$1,489,398	0.00%	0.65%	to	3.05%	1.04%	to	3.54%
December 31, 2019	107,878	$11.46	to	$19.15	$1,589,555	0.00%	0.65%	to	3.05%	12.52%	to	15.30%
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%

	AST Balanced Asset Allocation Portfolio
December 31, 2022	100,027	$14.27	to	$24.32	$1,977,790	0.00%	0.65%	to	3.05%	-18.81%	to	-16.80%
December 31, 2021	98,657	$17.53	to	$29.36	$2,349,635	0.00%	0.65%	to	3.05%	9.40%	to	12.11%
December 31, 2020	109,846	$15.99	to	$26.29	$2,347,786	0.00%	0.65%	to	3.05%	8.36%	to	11.04%
December 31, 2019	123,491	$14.73	to	$23.77	$2,377,595	0.00%	0.65%	to	3.05%	15.78%	to	18.64%
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%

	AST Preservation Asset Allocation Portfolio
December 31, 2022	52,058	$11.96	to	$18.42	$844,494	0.00%	0.65%	to	3.05%	-18.19%	to	-16.17%
December 31, 2021	72,797	$14.58	to	$22.05	$1,424,281	0.00%	0.65%	to	3.05%	3.00%	to	5.55%
December 31, 2020	82,395	$14.13	to	$20.97	$1,538,226	0.00%	0.65%	to	3.05%	5.76%	to	8.37%
December 31, 2019	89,864	$13.33	to	$19.43	$1,549,414	0.00%	0.65%	to	3.05%	11.24%	to	13.99%
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%

	AST Moderate Multi-Asset Portfolio (merged December 2, 2022)
December 31, 2022	—	$12.12	to	$21.50	$—	0.00%	0.65%	to	3.05%	-17.09%	to	-15.20%
December 31, 2021	36,061	$14.57	to	$25.44	$668,251	0.00%	0.65%	to	3.05%	7.76%	to	10.43%
December 31, 2020	40,173	$13.48	to	$23.13	$678,068	0.00%	0.65%	to	3.05%	10.62%	to	13.36%
December 31, 2019	44,735	$12.15	to	$20.49	$663,762	0.00%	0.65%	to	3.05%	14.45%	to	17.28%
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2022	20,610	$13.30	to	$24.32	$355,140	0.00%	0.65%	to	2.75%	-19.26%	to	-17.52%
December 31, 2021	27,020	$16.47	to	$29.60	$567,184	0.00%	0.65%	to	2.75%	9.32%	to	11.68%
December 31, 2020	29,412	$15.06	to	$26.61	$556,139	0.00%	0.65%	to	3.05%	9.71%	to	12.42%
December 31, 2019	33,093	$13.69	to	$23.77	$554,197	0.00%	0.65%	to	3.05%	15.79%	to	18.65%
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%

	AST Core Fixed Income Portfolio
December 31, 2022	101,389	$9.93	to	$13.71	$1,260,482	0.00%	0.65%	to	3.05%	-18.84%	to	-16.83%
December 31, 2021	42,949	$12.20	to	$16.49	$648,118	0.00%	0.65%	to	3.05%	-5.22%	to	-2.87%
December 31, 2020	42,790	$12.83	to	$16.98	$668,453	0.00%	0.65%	to	3.05%	4.81%	to	7.41%
December 31, 2019	45,586	$12.20	to	$15.81	$662,452	0.00%	0.65%	to	3.05%	8.88%	to	11.57%
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%

	Davis Value Portfolio
December 31, 2022	30	$23.50	to	$31.01	$708	1.19%	1.40%	to	1.65%	-21.45%	to	-21.25%
December 31, 2021	35	$29.85	to	$39.48	$1,048	0.59%	1.40%	to	1.65%	15.91%	to	16.20%
December 31, 2020	36	$25.68	to	$34.06	$943	0.72%	1.40%	to	1.65%	9.88%	to	10.16%
December 31, 2019	40	$23.32	to	$31.00	$947	1.62%	1.40%	to	1.65%	29.00%	to	29.33%
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2022	6	$54.74	to	$54.74	$313	0.00%	1.00%	to	1.00%	-36.41%	to	-36.41%
December 31, 2021	6	$86.09	to	$86.09	$552	0.00%	1.00%	to	1.00%	-3.87%	to	-3.87%
December 31, 2020	7	$89.56	to	$89.56	$645	0.00%	1.00%	to	1.00%	69.42%	to	69.42%
December 31, 2019	9	$52.86	to	$52.86	$488	0.00%	1.00%	to	1.00%	39.29%	to	39.29%
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%

	PSF International Growth Portfolio (Class I)
December 31, 2022	124	$15.10	to	$24.45	$2,601	0.00%	0.65%	to	2.75%	-30.89%	to	-29.40%
December 31, 2021	139	$21.84	to	$36.75	$4,148	0.00%	0.65%	to	2.75%	9.39%	to	11.75%
December 31, 2020	172	$19.97	to	$33.02	$4,636	0.00%	0.65%	to	2.75%	28.48%	to	31.25%
December 31, 2019	224	$15.54	to	$25.26	$4,635	0.00%	0.65%	to	2.75%	28.74%	to	31.52%
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
A91

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Asia 30
December 31, 2022	194	$11.44	to	$28.50	$4,067	0.49%	0.65%	to	2.50%	-26.31%	to	-24.92%
December 31, 2021	196	$15.52	to	$38.05	$5,589	0.00%	0.65%	to	2.50%	-20.56%	to	-19.05%
December 31, 2020	236	$19.53	to	$47.12	$8,409	1.08%	0.65%	to	2.50%	32.16%	to	34.67%
December 31, 2019	285	$14.77	to	$35.08	$7,613	0.23%	0.65%	to	2.50%	23.15%	to	25.48%
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%

	ProFund VP Banks
December 31, 2022	251	$7.18	to	$22.01	$2,537	0.82%	0.65%	to	2.50%	-21.88%	to	-20.40%
December 31, 2021	363	$9.19	to	$28.04	$4,479	0.87%	0.65%	to	2.50%	30.74%	to	33.22%
December 31, 2020	301	$7.03	to	$11.38	$2,781	2.21%	0.65%	to	2.50%	-17.34%	to	-15.77%
December 31, 2019	435	$8.50	to	$13.55	$4,787	1.00%	0.65%	to	2.50%	33.02%	to	35.54%
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%

	ProFund VP Bear
December 31, 2022	1,981	$0.58	to	$1.08	$1,684	0.00%	0.65%	to	2.50%	14.20%	to	16.35%
December 31, 2021	1,506	$0.50	to	$0.93	$1,183	0.00%	0.65%	to	2.45%	-26.48%	to	-25.12%
December 31, 2020	1,343	$0.68	to	$1.24	$1,379	0.50%	0.65%	to	2.45%	-27.44%	to	-26.10%
December 31, 2019	1,794	$0.94	to	$1.67	$2,483	0.08%	0.65%	to	2.45%	-24.84%	to	-23.45%
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%

	ProFund VP Biotechnology
December 31, 2022	149	$35.11	to	$74.41	$5,790	0.00%	0.65%	to	1.90%	-9.46%	to	-8.31%
December 31, 2021	172	$38.58	to	$81.36	$7,371	0.00%	0.65%	to	1.90%	13.54%	to	14.98%
December 31, 2020	207	$33.81	to	$70.94	$7,723	0.02%	0.65%	to	1.90%	13.18%	to	14.63%
December 31, 2019	235	$29.72	to	$62.04	$7,708	0.00%	0.65%	to	1.65%	14.54%	to	15.70%
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%

	ProFund VP Basic Materials
December 31, 2022	166	$16.46	to	$35.10	$4,584	0.19%	0.65%	to	2.65%	-11.54%	to	-9.73%
December 31, 2021	169	$18.61	to	$38.98	$5,247	0.31%	0.65%	to	2.65%	22.30%	to	24.81%
December 31, 2020	191	$15.21	to	$31.31	$4,775	0.66%	0.65%	to	2.65%	13.40%	to	15.73%
December 31, 2019	220	$13.42	to	$27.12	$4,824	0.35%	0.65%	to	2.65%	14.60%	to	16.95%
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%

	ProFund VP UltraBull
December 31, 2022	173	$30.07	to	$68.05	$5,844	0.00%	0.65%	to	1.65%	-40.12%	to	-39.52%
December 31, 2021	204	$50.09	to	$112.79	$11,515	0.00%	0.65%	to	1.90%	55.14%	to	57.11%
December 31, 2020	241	$32.12	to	$71.97	$8,708	0.82%	0.65%	to	1.90%	17.55%	to	19.05%
December 31, 2019	299	$27.19	to	$60.60	$9,039	0.27%	0.65%	to	1.90%	57.13%	to	59.13%
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%

	ProFund VP Bull
December 31, 2022	516	$24.07	to	$35.87	$14,436	0.00%	0.65%	to	2.40%	-21.66%	to	-20.26%
December 31, 2021	520	$30.67	to	$45.10	$18,550	0.00%	0.65%	to	2.40%	23.30%	to	25.51%
December 31, 2020	563	$24.84	to	$36.02	$16,209	0.08%	0.65%	to	2.45%	13.19%	to	15.28%
December 31, 2019	734	$21.01	to	$31.33	$18,447	0.23%	0.65%	to	2.50%	25.66%	to	28.04%
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%

	ProFund VP Consumer Services
December 31, 2022	166	$21.84	to	$36.27	$4,296	0.00%	0.65%	to	2.65%	-33.34%	to	-31.98%
December 31, 2021	272	$32.77	to	$58.43	$10,419	0.00%	0.65%	to	2.65%	7.31%	to	9.51%
December 31, 2020	301	$30.53	to	$53.79	$10,600	0.00%	0.65%	to	2.65%	24.95%	to	27.51%
December 31, 2019	350	$24.44	to	$42.53	$9,798	0.00%	0.65%	to	2.65%	21.34%	to	23.83%
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%

	ProFund VP Consumer Goods
December 31, 2022	226	$20.40	to	$35.85	$6,239	0.05%	0.65%	to	2.75%	-26.76%	to	-25.19%
December 31, 2021	325	$27.85	to	$48.04	$12,044	0.41%	0.65%	to	2.75%	16.36%	to	18.87%
December 31, 2020	359	$23.94	to	$40.52	$11,312	0.82%	0.65%	to	2.75%	27.45%	to	30.20%
December 31, 2019	315	$18.78	to	$31.20	$7,739	1.46%	0.65%	to	2.75%	23.08%	to	25.74%
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
A92

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Oil & Gas
December 31, 2022	522	$14.96	to	$35.45	$13,679	1.33%	0.65%	to	2.50%	55.46%	to	58.40%
December 31, 2021	521	$9.62	to	$22.44	$8,803	1.92%	0.65%	to	2.50%	48.14%	to	50.94%
December 31, 2020	474	$6.49	to	$14.90	$5,380	2.51%	0.65%	to	2.45%	-36.07%	to	-34.89%
December 31, 2019	455	$10.15	to	$22.94	$7,962	1.38%	0.65%	to	2.50%	5.80%	to	7.81%
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%

	ProFund VP Europe 30
December 31, 2022	363	$9.98	to	$20.36	$4,838	1.19%	0.65%	to	2.40%	-9.97%	to	-8.36%
December 31, 2021	495	$10.96	to	$22.27	$7,200	0.91%	0.65%	to	2.40%	21.54%	to	23.72%
December 31, 2020	562	$8.91	to	$18.05	$6,657	2.80%	0.65%	to	2.50%	-11.50%	to	-9.82%
December 31, 2019	660	$9.94	to	$20.06	$8,786	2.49%	0.65%	to	2.50%	14.84%	to	17.02%
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%

	ProFund VP Financials
December 31, 2022	569	$10.71	to	$32.32	$8,877	0.09%	0.65%	to	2.75%	-17.47%	to	-15.69%
December 31, 2021	741	$12.97	to	$38.64	$14,051	0.38%	0.65%	to	2.75%	26.53%	to	29.26%
December 31, 2020	774	$10.25	to	$30.14	$11,401	0.69%	0.65%	to	2.75%	-4.47%	to	-2.41%
December 31, 2019	967	$10.73	to	$31.13	$14,659	0.51%	0.65%	to	2.75%	26.69%	to	29.42%
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%

	ProFund VP U.S. Government Plus
December 31, 2022	190	$9.02	to	$16.50	$2,697	0.00%	0.65%	to	2.25%	-43.01%	to	-42.08%
December 31, 2021	221	$15.79	to	$28.48	$5,393	0.00%	0.65%	to	2.50%	-9.41%	to	-7.69%
December 31, 2020	283	$16.54	to	$30.85	$7,411	0.04%	0.65%	to	2.50%	17.67%	to	19.91%
December 31, 2019	320	$14.05	to	$25.73	$7,072	0.84%	0.65%	to	2.50%	15.27%	to	17.45%
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%

	ProFund VP Health Care
December 31, 2022	620	$31.75	to	$48.47	$21,999	0.00%	0.65%	to	2.50%	-8.37%	to	-6.63%
December 31, 2021	785	$33.65	to	$52.33	$29,954	0.04%	0.65%	to	2.65%	18.32%	to	20.75%
December 31, 2020	915	$28.44	to	$43.69	$29,206	0.00%	0.65%	to	2.65%	11.40%	to	13.69%
December 31, 2019	985	$25.34	to	$38.74	$27,838	0.00%	0.65%	to	2.65%	16.21%	to	18.60%
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%

	ProFund Access VP High Yield Fund
December 31, 2022	111	$18.53	to	$22.15	$2,229	3.00%	0.65%	to	1.65%	-9.48%	to	-8.56%
December 31, 2021	158	$20.47	to	$24.23	$3,463	2.36%	0.65%	to	1.65%	-1.38%	to	-0.38%
December 31, 2020	212	$20.76	to	$24.32	$4,682	5.45%	0.65%	to	1.65%	-1.71%	to	-0.71%
December 31, 2019	378	$21.12	to	$24.50	$8,455	4.65%	0.65%	to	1.65%	10.58%	to	11.70%
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%

	ProFund VP Industrials
December 31, 2022	190	$28.20	to	$43.57	$6,023	0.00%	0.65%	to	2.45%	-17.67%	to	-16.15%
December 31, 2021	271	$34.18	to	$52.10	$10,210	0.00%	0.65%	to	2.45%	13.55%	to	15.65%
December 31, 2020	259	$30.04	to	$45.16	$8,487	0.18%	0.65%	to	2.45%	13.90%	to	16.00%
December 31, 2019	303	$26.32	to	$39.03	$8,638	0.00%	0.65%	to	2.45%	27.30%	to	29.65%
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%

	ProFund VP Internet
December 31, 2022	50	$65.91	to	$85.60	$3,651	0.00%	0.65%	to	1.65%	-47.02%	to	-46.48%
December 31, 2021	62	$124.40	to	$160.35	$8,382	0.00%	0.65%	to	1.65%	3.56%	to	4.62%
December 31, 2020	68	$120.12	to	$153.66	$8,931	0.00%	0.65%	to	1.65%	48.34%	to	49.84%
December 31, 2019	72	$80.98	to	$102.81	$6,305	0.00%	0.65%	to	1.65%	16.08%	to	17.26%
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%

	ProFund VP Japan
December 31, 2022	198	$13.16	to	$22.28	$2,908	0.00%	0.65%	to	2.45%	-12.13%	to	-10.51%
December 31, 2021	251	$14.94	to	$24.96	$4,162	0.00%	0.65%	to	2.45%	1.35%	to	3.22%
December 31, 2020	294	$14.08	to	$24.24	$4,840	0.29%	0.65%	to	2.50%	13.04%	to	15.18%
December 31, 2019	337	$12.46	to	$21.10	$4,864	0.13%	0.65%	to	2.50%	17.00%	to	19.22%
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%

A93

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Precious Metals
December 31, 2022	1,115	$6.00	to	$11.18	$10,307	0.00%	0.65%	to	2.50%	-13.24%	to	-11.60%
December 31, 2021	1,227	$6.91	to	$12.68	$12,797	0.00%	0.65%	to	2.50%	-11.21%	to	-9.53%
December 31, 2020	1,436	$7.78	to	$14.05	$16,625	0.24%	0.65%	to	2.50%	21.00%	to	23.30%
December 31, 2019	1,565	$6.42	to	$11.42	$14,858	0.04%	0.65%	to	2.50%	42.33%	to	45.03%
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%

	ProFund VP Mid-Cap Growth
December 31, 2022	344	$25.22	to	$41.82	$10,429	0.00%	0.65%	to	2.50%	-22.33%	to	-20.86%
December 31, 2021	470	$32.47	to	$52.98	$18,327	0.00%	0.65%	to	2.50%	14.04%	to	16.21%
December 31, 2020	482	$28.47	to	$45.71	$16,375	0.00%	0.65%	to	2.50%	17.88%	to	20.11%
December 31, 2019	686	$24.15	to	$38.15	$19,404	0.00%	0.65%	to	2.50%	21.14%	to	23.43%
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%

	ProFund VP Mid-Cap Value
December 31, 2022	328	$25.48	to	$43.73	$10,225	0.14%	0.65%	to	2.50%	-10.74%	to	-9.05%
December 31, 2021	387	$28.55	to	$48.20	$13,478	0.28%	0.65%	to	2.50%	25.32%	to	27.70%
December 31, 2020	389	$22.78	to	$37.84	$10,696	0.42%	0.65%	to	2.50%	-0.26%	to	1.63%
December 31, 2019	563	$22.84	to	$37.33	$15,177	0.19%	0.65%	to	2.50%	20.98%	to	23.28%
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%

	ProFund VP Pharmaceuticals
December 31, 2022	102	$17.46	to	$28.59	$2,019	0.08%	0.65%	to	2.50%	-8.47%	to	-6.74%
December 31, 2021	120	$18.91	to	$31.10	$2,571	0.27%	0.65%	to	2.45%	8.48%	to	10.48%
December 31, 2020	134	$17.30	to	$28.55	$2,584	0.11%	0.65%	to	2.45%	9.76%	to	11.78%
December 31, 2019	156	$15.63	to	$25.90	$2,723	0.80%	0.65%	to	2.45%	11.25%	to	13.30%
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%

	ProFund VP Real Estate
December 31, 2022	146	$13.80	to	$33.85	$4,165	0.71%	0.65%	to	2.75%	-28.58%	to	-27.03%
December 31, 2021	195	$19.32	to	$46.40	$7,641	0.03%	0.65%	to	2.75%	33.31%	to	36.19%
December 31, 2020	214	$14.50	to	$34.07	$6,124	1.58%	0.65%	to	2.75%	-8.87%	to	-6.90%
December 31, 2019	273	$15.91	to	$36.59	$8,492	1.66%	0.65%	to	2.75%	23.27%	to	25.93%
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%

	ProFund VP Rising Rates Opportunity
December 31, 2022	3,154	$1.26	to	$2.55	$4,339	0.00%	0.65%	to	2.65%	54.29%	to	57.44%
December 31, 2021	2,141	$0.81	to	$1.64	$1,875	0.00%	0.65%	to	2.65%	-2.72%	to	-0.72%
December 31, 2020	1,191	$0.82	to	$1.68	$1,079	0.82%	0.65%	to	2.65%	-28.65%	to	-27.17%
December 31, 2019	1,391	$1.14	to	$2.33	$1,758	0.15%	0.65%	to	2.65%	-19.60%	to	-17.95%
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%

	ProFund VP NASDAQ-100
December 31, 2022	524	$23.70	to	$70.41	$16,113	0.00%	0.65%	to	2.50%	-35.56%	to	-34.34%
December 31, 2021	731	$36.36	to	$107.51	$34,899	0.00%	0.65%	to	2.50%	21.69%	to	23.99%
December 31, 2020	910	$29.55	to	$86.92	$35,256	0.00%	0.65%	to	2.50%	41.93%	to	44.62%
December 31, 2019	819	$20.59	to	$60.26	$21,894	0.00%	0.65%	to	2.50%	33.29%	to	35.81%
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%

	ProFund VP Semiconductor
December 31, 2022	101	$26.65	to	$52.13	$2,914	0.00%	0.65%	to	1.65%	-38.53%	to	-37.91%
December 31, 2021	147	$43.35	to	$84.18	$7,132	0.00%	0.65%	to	1.65%	46.04%	to	47.52%
December 31, 2020	126	$29.68	to	$57.20	$4,109	0.33%	0.65%	to	1.65%	42.46%	to	43.91%
December 31, 2019	145	$20.84	to	$24.92	$3,315	0.28%	0.65%	to	1.65%	47.30%	to	48.80%
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%

	ProFund VP Small-Cap Growth
December 31, 2022	256	$21.43	to	$46.96	$8,779	0.00%	0.65%	to	2.75%	-24.54%	to	-22.92%
December 31, 2021	370	$28.40	to	$61.07	$16,536	0.00%	0.65%	to	2.75%	17.32%	to	19.86%
December 31, 2020	399	$24.20	to	$51.08	$15,016	0.00%	0.65%	to	2.75%	14.16%	to	16.63%
December 31, 2019	414	$21.20	to	$43.91	$13,550	0.00%	0.65%	to	2.75%	15.84%	to	18.34%
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%

A94

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Short Mid-Cap
December 31, 2022	131	$0.64	to	$0.77	$93	0.00%		0.65%	to	1.65%	7.58%	to	8.66%
December 31, 2021	61	$0.60	to	$0.71	$42	0.00%		0.65%	to	1.65%	-25.33%	to	-24.56%
December 31, 2020	56	$0.80	to	$0.94	$51	0.35%		0.65%	to	1.65%	-27.86%	to	-27.12%
December 31, 2019	28	$1.11	to	$1.30	$35	0.36%		0.65%	to	1.65%	-22.47%	to	-21.68%
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%		0.65%	to	1.65%	9.13%	to	10.24%

	ProFund VP Short NASDAQ-100
December 31, 2022	7,788	$0.22	to	$0.42	$2,124	0.00%		0.65%	to	2.50%	31.70%	to	34.15%
December 31, 2021	2,598	$0.17	to	$0.32	$545	0.00%		0.65%	to	2.25%	-26.82%	to	-25.60%
December 31, 2020	920	$0.23	to	$0.34	$264	0.16%		0.65%	to	2.25%	-44.06%	to	-43.15%
December 31, 2019	881	$0.41	to	$0.60	$433	0.12%		0.65%	to	2.25%	-29.67%	to	-28.53%
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%		0.65%	to	2.40%	-5.23%	to	-3.51%

	ProFund VP Short Small-Cap
December 31, 2022	493	$0.66	to	$0.79	$346	0.00%		0.65%	to	1.65%	15.88%	to	17.05%
December 31, 2021	345	$0.57	to	$0.67	$208	0.00%		0.65%	to	1.65%	-20.39%	to	-19.58%
December 31, 2020	104	$0.71	to	$0.84	$81	0.28%		0.65%	to	1.65%	-33.09%	to	-32.41%
December 31, 2019	88	$1.06	to	$1.24	$103	0.05%		0.65%	to	1.65%	-22.10%	to	-21.30%
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%		0.65%	to	1.65%	8.56%	to	9.67%

	ProFund VP Small-Cap Value
December 31, 2022	281	$17.94	to	$39.85	$7,482	0.00%	(1)	0.65%	to	2.75%	-14.82%	to	-12.98%
December 31, 2021	381	$21.06	to	$45.91	$11,759	0.09%		0.65%	to	2.75%	25.03%	to	27.72%
December 31, 2020	412	$16.84	to	$36.03	$9,928	0.03%		0.65%	to	2.75%	-1.72%	to	0.40%
December 31, 2019	360	$17.14	to	$35.98	$8,899	0.00%		0.65%	to	2.75%	19.19%	to	21.77%
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%		0.65%	to	2.75%	-16.59%	to	-14.78%

	ProFund VP Technology
December 31, 2022	240	$21.03	to	$62.61	$5,861	0.00%		0.65%	to	1.65%	-36.78%	to	-36.14%
December 31, 2021	347	$33.19	to	$98.29	$13,299	0.00%		0.65%	to	1.65%	32.73%	to	34.08%
December 31, 2020	414	$24.94	to	$73.49	$11,748	0.00%		0.65%	to	1.65%	42.42%	to	43.86%
December 31, 2019	458	$17.47	to	$51.21	$9,172	0.00%		0.65%	to	1.65%	42.79%	to	44.24%
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%		0.65%	to	1.65%	-3.92%	to	-2.93%

	ProFund VP Telecommunications
December 31, 2022	207	$6.52	to	$16.65	$1,924	1.91%		0.65%	to	2.75%	-23.38%	to	-21.73%
December 31, 2021	307	$8.39	to	$21.32	$3,770	1.11%		0.65%	to	2.75%	15.16%	to	17.64%
December 31, 2020	333	$7.18	to	$18.17	$3,519	0.95%		0.65%	to	2.75%	0.31%	to	2.48%
December 31, 2019	337	$7.06	to	$17.77	$3,497	3.09%		0.65%	to	2.75%	11.61%	to	14.02%
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%		0.65%	to	2.75%	-17.45%	to	-15.66%

	ProFund VP UltraMid-Cap
December 31, 2022	115	$40.22	to	$82.24	$5,442	0.00%		0.65%	to	2.50%	-33.86%	to	-32.61%
December 31, 2021	142	$60.82	to	$122.34	$10,093	0.00%		0.65%	to	2.50%	43.00%	to	45.72%
December 31, 2020	165	$42.44	to	$84.17	$8,386	0.24%		0.65%	to	2.45%	2.64%	to	4.54%
December 31, 2019	209	$41.01	to	$80.72	$10,301	0.00%		0.65%	to	2.45%	44.17%	to	46.83%
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%		0.65%	to	2.45%	-28.58%	to	-27.25%

	ProFund VP UltraNASDAQ-100
December 31, 2022	1,332	$12.86	to	$212.09	$20,529	0.00%		0.65%	to	1.65%	-61.58%	to	-61.18%
December 31, 2021	2,195	$33.38	to	$547.78	$89,893	0.00%		0.65%	to	1.65%	50.00%	to	51.52%
December 31, 2020	2,579	$22.20	to	$362.44	$73,099	0.00%		0.65%	to	1.65%	83.22%	to	85.08%
December 31, 2019	2,456	$12.09	to	$196.32	$37,197	0.00%		0.65%	to	1.65%	76.70%	to	78.50%
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%		0.65%	to	1.65%	-11.13%	to	-10.22%

	ProFund VP UltraSmall-Cap
December 31, 2022	143	$19.61	to	$45.57	$3,167	0.00%		0.65%	to	1.65%	-44.61%	to	-44.05%
December 31, 2021	186	$35.31	to	$81.66	$7,316	0.00%		0.65%	to	1.65%	21.27%	to	22.50%
December 31, 2020	193	$29.05	to	$66.83	$6,274	0.13%		0.65%	to	1.65%	14.47%	to	15.63%
December 31, 2019	225	$25.31	to	$57.94	$6,302	0.00%		0.65%	to	1.65%	44.90%	to	46.37%
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%		0.65%	to	1.65%	-28.17%	to	-27.43%

A95

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Utilities
December 31, 2022	558	$21.09	to	$46.98	$16,102	1.03%	0.65%	to	2.75%	-2.99%	to	-0.90%
December 31, 2021	545	$21.74	to	$47.52	$15,808	1.50%	0.65%	to	2.75%	12.24%	to	14.66%
December 31, 2020	658	$19.37	to	$41.55	$16,954	1.57%	0.65%	to	2.75%	-5.08%	to	-3.03%
December 31, 2019	768	$20.41	to	$42.96	$20,591	1.55%	0.65%	to	2.75%	19.50%	to	22.08%
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%

	ProFund VP Large-Cap Growth
December 31, 2022	351	$25.59	to	$43.88	$11,187	0.00%	0.65%	to	2.50%	-32.37%	to	-31.09%
December 31, 2021	455	$37.84	to	$63.94	$21,195	0.00%	0.65%	to	2.50%	26.62%	to	29.02%
December 31, 2020	503	$29.89	to	$49.76	$18,325	0.00%	0.65%	to	2.50%	27.66%	to	30.08%
December 31, 2019	640	$23.41	to	$38.41	$18,095	0.00%	0.65%	to	2.50%	25.67%	to	28.05%
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%

	ProFund VP Large-Cap Value
December 31, 2022	465	$17.48	to	$32.25	$10,117	0.48%	0.65%	to	2.50%	-9.15%	to	-7.43%
December 31, 2021	438	$19.24	to	$32.50	$10,424	0.99%	0.65%	to	2.50%	19.85%	to	22.13%
December 31, 2020	537	$16.05	to	$26.99	$10,559	1.14%	0.65%	to	2.50%	-2.56%	to	-0.71%
December 31, 2019	658	$16.48	to	$29.43	$13,042	0.94%	0.65%	to	2.50%	26.53%	to	28.93%
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%

	Rydex VT Nova Fund
December 31, 2022	48	$22.69	to	$24.97	$1,090	0.41%	1.00%	to	1.40%	-31.24%	to	-30.96%
December 31, 2021	53	$33.00	to	$36.17	$1,756	0.35%	1.00%	to	1.40%	40.20%	to	40.76%
December 31, 2020	58	$23.54	to	$25.70	$1,369	0.91%	1.00%	to	1.40%	18.35%	to	18.83%
December 31, 2019	68	$19.89	to	$23.26	$1,343	1.11%	0.65%	to	1.40%	43.01%	to	44.10%
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%

	Rydex VT NASDAQ-100® Fund
December 31, 2022	243	$28.96	to	$64.28	$7,053	0.00%	0.65%	to	1.65%	-35.23%	to	-34.57%
December 31, 2021	271	$44.59	to	$99.24	$12,096	0.00%	0.65%	to	1.65%	23.47%	to	24.73%
December 31, 2020	317	$36.02	to	$80.37	$11,444	0.29%	0.65%	to	1.65%	42.57%	to	44.02%
December 31, 2019	362	$25.20	to	$56.37	$9,143	0.13%	0.65%	to	1.65%	34.60%	to	35.97%
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2022	14	$1.01	to	$1.11	$14	0.00%	1.00%	to	1.40%	14.97%	to	15.42%
December 31, 2021	14	$0.88	to	$0.96	$13	0.00%	1.00%	to	1.40%	-25.50%	to	-25.20%
December 31, 2020	11	$1.18	to	$1.29	$13	0.69%	1.00%	to	1.40%	-26.07%	to	-25.77%
December 31, 2019	9	$1.60	to	$1.74	$15	0.84%	1.00%	to	1.40%	-23.99%	to	-23.68%
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2022	480	$26.40	to	$47.13	$19,307	0.00%	0.65%	to	2.65%	-15.61%	to	-13.88%
December 31, 2021	543	$31.28	to	$54.73	$25,409	0.20%	0.65%	to	2.65%	9.32%	to	11.57%
December 31, 2020	610	$28.61	to	$49.05	$25,813	0.30%	0.65%	to	2.65%	11.43%	to	13.72%
December 31, 2019	734	$25.68	to	$43.14	$27,310	0.04%	0.65%	to	2.65%	28.99%	to	31.64%
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%

	Invesco V.I. Technology Fund (Series I)
December 31, 2022	912	$9.74	to	$43.79	$14,015	0.00%	0.65%	to	1.75%	-41.00%	to	-40.34%
December 31, 2021	1,010	$16.43	to	$73.59	$26,487	0.00%	0.65%	to	1.75%	12.41%	to	13.67%
December 31, 2020	1,159	$14.54	to	$64.90	$27,009	0.00%	0.65%	to	1.75%	43.56%	to	45.17%
December 31, 2019	1,292	$10.08	to	$27.81	$20,903	0.00%	0.65%	to	1.75%	33.50%	to	35.00%
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%

	Allspring VT Index Asset Allocation Fund (Class 2)
December 31, 2022	239	$30.05	to	$56.14	$13,388	0.63%	1.40%	to	1.65%	-18.39%	to	-18.18%
December 31, 2021	268	$36.82	to	$68.61	$18,374	0.58%	1.40%	to	1.65%	14.08%	to	14.37%
December 31, 2020	295	$32.28	to	$59.99	$17,652	0.82%	1.40%	to	1.65%	14.67%	to	14.96%
December 31, 2019	323	$28.15	to	$52.19	$16,818	1.08%	1.40%	to	1.65%	18.17%	to	18.47%
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
A96

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT International Equity Fund (Class 2)
December 31, 2022	18	$9.19	to	$15.33	$174	3.65%	1.40%	to	1.90%	-13.56%	to	-13.12%
December 31, 2021	19	$10.58	to	$17.69	$210	1.09%	1.40%	to	1.90%	4.84%	to	5.37%
December 31, 2020	20	$10.04	to	$16.83	$213	2.56%	1.40%	to	1.90%	2.94%	to	3.46%
December 31, 2019	22	$9.70	to	$16.31	$223	3.57%	1.40%	to	1.90%	13.29%	to	13.87%
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%

	Allspring VT Small Cap Growth Fund (Class 2)
December 31, 2022	31	$33.04	to	$53.51	$1,027	0.00%	1.40%	to	1.65%	-35.50%	to	-35.34%
December 31, 2021	35	$51.09	to	$82.96	$1,777	0.00%	1.40%	to	1.65%	5.86%	to	6.13%
December 31, 2020	40	$48.14	to	$78.37	$1,946	0.00%	1.40%	to	1.65%	55.18%	to	55.58%
December 31, 2019	42	$30.94	to	$50.50	$1,305	0.00%	1.40%	to	1.65%	22.77%	to	23.08%
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%

	AST Prudential Growth Allocation Portfolio
December 31, 2022	133,485	$12.22	to	$24.27	$2,210,442	0.00%	0.65%	to	3.05%	-20.79%	to	-18.83%
December 31, 2021	193,479	$15.40	to	$30.02	$3,982,816	0.00%	0.65%	to	3.05%	13.14%	to	15.94%
December 31, 2020	214,233	$13.58	to	$26.00	$3,823,995	0.00%	0.65%	to	3.05%	2.63%	to	5.17%
December 31, 2019	242,580	$13.21	to	$24.82	$4,098,141	0.00%	0.65%	to	3.05%	15.54%	to	18.40%
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%

	AST Advanced Strategies Portfolio
December 31, 2022	49,369	$15.02	to	$26.52	$1,008,311	0.00%	0.65%	to	3.05%	-19.16%	to	-17.16%
December 31, 2021	61,573	$18.54	to	$32.14	$1,530,769	0.00%	0.65%	to	3.05%	10.36%	to	13.09%
December 31, 2020	68,669	$16.76	to	$28.53	$1,519,030	0.00%	0.65%	to	3.05%	7.31%	to	9.96%
December 31, 2019	77,642	$15.59	to	$26.05	$1,564,074	0.00%	0.65%	to	3.05%	18.14%	to	21.07%
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%

	AST Investment Grade Bond Portfolio
December 31, 2022	211,622	$13.22	to	$18.57	$3,529,367	0.00%	0.65%	to	2.45%	-15.93%	to	-14.38%
December 31, 2021	34,563	$15.73	to	$21.69	$675,550	0.00%	0.65%	to	2.45%	-4.56%	to	-2.80%
December 31, 2020	42,948	$16.48	to	$22.32	$870,340	0.00%	0.65%	to	2.45%	13.61%	to	15.71%
December 31, 2019	67,176	$14.51	to	$19.29	$1,180,706	0.00%	0.65%	to	2.45%	8.51%	to	10.51%
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2022	1,040	$11.98	to	$25.76	$16,015	0.00%	0.65%	to	3.05%	-27.71%	to	-25.92%
December 31, 2021	1,483	$16.38	to	$34.91	$31,097	0.00%	0.65%	to	2.65%	23.54%	to	26.07%
December 31, 2020	1,727	$13.26	to	$27.81	$28,856	0.00%	0.65%	to	2.65%	-5.52%	to	-3.58%
December 31, 2019	1,862	$14.03	to	$28.95	$31,937	0.00%	0.65%	to	2.65%	21.81%	to	24.31%
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%

	AST Emerging Markets Equity Portfolio
December 31, 2022	6,682	$6.55	to	$13.41	$56,114	0.00%	0.65%	to	2.65%	-23.79%	to	-22.22%
December 31, 2021	10,304	$8.59	to	$17.32	$112,133	0.00%	0.65%	to	2.65%	-2.46%	to	-0.46%
December 31, 2020	10,361	$8.81	to	$17.47	$113,560	0.00%	0.65%	to	3.05%	0.89%	to	3.38%
December 31, 2019	9,956	$8.70	to	$16.96	$105,002	0.00%	0.65%	to	3.05%	9.89%	to	12.61%
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%

	AST Jennison Large-Cap Growth Portfolio (merged June 10, 2022)
December 31, 2022	—	$32.30	to	$41.71	$—	0.00%	0.65%	to	2.65%	-34.70%	to	-34.11%
December 31, 2021	2,418	$49.47	to	$63.30	$143,381	0.00%	0.65%	to	2.65%	12.65%	to	14.97%
December 31, 2020	2,894	$43.41	to	$55.06	$149,681	0.00%	0.65%	to	2.75%	49.81%	to	53.04%
December 31, 2019	2,546	$28.98	to	$35.98	$85,766	0.00%	0.65%	to	2.75%	28.96%	to	31.74%
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%

	Allspring VT Omega Growth Fund (Class 2)
December 31, 2022	41	$32.18	to	$33.21	$1,355	0.00%	1.40%	to	1.65%	-38.24%	to	-38.08%
December 31, 2021	45	$50.01	to	$53.64	$2,414	0.00%	1.40%	to	2.00%	12.67%	to	13.36%
December 31, 2020	53	$44.39	to	$47.31	$2,487	0.00%	1.40%	to	2.00%	40.32%	to	41.18%
December 31, 2019	74	$31.63	to	$33.51	$2,489	0.00%	1.40%	to	2.00%	34.31%	to	35.13%
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%

A97

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Omega Growth Fund (Class 1)
December 31, 2022	302	$28.65	to	$61.83	$10,465	0.00%	0.65%	to	2.75%	-38.78%	to	-37.45%
December 31, 2021	364	$46.16	to	$99.11	$20,626	0.00%	0.65%	to	2.75%	12.10%	to	14.52%
December 31, 2020	414	$40.61	to	$86.76	$20,768	0.00%	0.65%	to	2.75%	39.47%	to	42.48%
December 31, 2019	488	$28.72	to	$61.05	$17,421	0.00%	0.65%	to	2.75%	33.62%	to	36.50%
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%

	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2022	306	$26.09	to	$32.97	$9,316	0.00%	0.65%	to	2.50%	-35.94%	to	-34.73%
December 31, 2021	344	$40.72	to	$50.51	$16,148	0.00%	0.65%	to	2.50%	5.23%	to	7.23%
December 31, 2020	420	$38.70	to	$47.11	$18,548	0.00%	0.65%	to	2.50%	54.15%	to	57.07%
December 31, 2019	451	$25.11	to	$29.99	$12,734	0.00%	0.65%	to	2.50%	22.18%	to	24.50%
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%

	Allspring VT International Equity Fund (Class 1)
December 31, 2022	308	$10.84	to	$20.41	$5,741	4.02%	0.65%	to	2.75%	-13.91%	to	-12.06%
December 31, 2021	352	$12.59	to	$23.21	$7,522	1.36%	0.65%	to	2.75%	4.43%	to	6.69%
December 31, 2020	404	$12.06	to	$21.76	$8,135	2.91%	0.65%	to	2.75%	2.00%	to	4.21%
December 31, 2019	489	$11.82	to	$20.88	$9,518	4.16%	0.65%	to	2.75%	12.33%	to	14.75%
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%

	AST Bond Portfolio 2022
December 31, 2022	6	$10.27	to	$13.20	$78	0.00%	1.00%	to	3.05%	-3.69%	to	-1.66%
December 31, 2021	4,590	$10.66	to	$13.42	$55,275	0.00%	1.00%	to	3.05%	-3.95%	to	-1.92%
December 31, 2020	1,397	$11.10	to	$13.68	$17,609	0.00%	1.00%	to	3.05%	1.80%	to	3.96%
December 31, 2019	1,830	$10.90	to	$13.16	$22,267	0.00%	1.00%	to	3.05%	2.66%	to	4.83%
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%

	AST Quantitative Modeling Portfolio
December 31, 2022	2,149	$14.31	to	$18.36	$37,161	0.00%	0.65%	to	2.75%	-20.98%	to	-19.28%
December 31, 2021	2,579	$18.11	to	$22.74	$55,720	0.00%	0.65%	to	2.75%	12.27%	to	14.69%
December 31, 2020	3,353	$16.13	to	$19.83	$63,752	0.00%	0.65%	to	2.75%	8.51%	to	10.85%
December 31, 2019	5,311	$14.86	to	$17.89	$91,510	0.00%	0.65%	to	2.75%	17.87%	to	20.42%
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%

	AST BlackRock Global Strategies Portfolio
December 31, 2022	4,241	$11.01	to	$14.13	$55,123	0.00%	0.65%	to	2.75%	-19.25%	to	-17.51%
December 31, 2021	6,381	$13.64	to	$17.13	$101,481	0.00%	0.65%	to	2.75%	8.61%	to	10.95%
December 31, 2020	6,822	$12.19	to	$15.44	$98,326	0.00%	0.65%	to	3.05%	1.54%	to	4.06%
December 31, 2019	7,572	$12.00	to	$14.84	$105,246	0.00%	0.65%	to	3.05%	14.03%	to	16.86%
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2022	624	$20.14	to	$25.84	$14,942	1.81%	0.65%	to	2.75%	-4.38%	to	-2.32%
December 31, 2021	647	$21.06	to	$26.45	$15,978	2.08%	0.65%	to	2.75%	15.63%	to	18.12%
December 31, 2020	774	$18.21	to	$22.39	$16,298	3.05%	0.65%	to	2.75%	-2.61%	to	-0.51%
December 31, 2019	924	$18.70	to	$22.51	$19,684	2.74%	0.65%	to	2.75%	21.65%	to	24.28%
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2022	14	$9.92	to	$9.92	$142	1.98%	1.00%	to	1.00%	-15.00%	to	-15.00%
December 31, 2021	19	$11.67	to	$11.67	$223	1.98%	1.00%	to	1.00%	-1.94%	to	-1.94%
December 31, 2020	28	$11.90	to	$11.90	$328	2.62%	1.00%	to	1.00%	4.04%	to	4.04%
December 31, 2019	28	$11.44	to	$11.44	$318	2.75%	1.00%	to	1.00%	5.67%	to	5.67%
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2022	143	$30.88	to	$30.88	$4,416	0.00%	1.00%	to	1.00%	-32.07%	to	-32.07%
December 31, 2021	159	$45.45	to	$45.45	$7,204	0.00%	1.00%	to	1.00%	27.45%	to	27.45%
December 31, 2020	172	$35.66	to	$35.66	$6,127	0.00%	1.00%	to	1.00%	33.39%	to	33.39%
December 31, 2019	195	$26.74	to	$26.74	$5,211	0.00%	1.00%	to	1.00%	34.54%	to	34.54%
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%

A98

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Opportunity Fund (Class 1)
December 31, 2022	65	$30.05	to	$30.05	$1,952	0.00%	1.40%	to	1.40%	-21.72%	to	-21.72%
December 31, 2021	72	$38.39	to	$38.39	$2,777	0.24%	1.40%	to	1.40%	23.31%	to	23.31%
December 31, 2020	83	$30.40	to	$31.13	$2,588	0.70%	1.40%	to	1.65%	19.32%	to	19.63%
December 31, 2019	95	$25.48	to	$26.02	$2,467	0.56%	1.40%	to	1.65%	29.64%	to	29.96%
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%

	Allspring VT Opportunity Fund (Class 2)
December 31, 2022	149	$29.21	to	$29.21	$4,345	0.00%	1.40%	to	1.40%	-21.91%	to	-21.91%
December 31, 2021	162	$37.41	to	$37.41	$6,053	0.04%	1.40%	to	1.40%	23.03%	to	23.03%
December 31, 2020	173	$30.41	to	$30.41	$5,255	0.44%	1.40%	to	1.40%	19.31%	to	19.31%
December 31, 2019	184	$25.49	to	$25.49	$4,682	0.28%	1.40%	to	1.40%	29.63%	to	29.63%
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%

	AST Prudential Core Bond Portfolio (merged February 11, 2022)
December 31, 2022	—	$10.14	to	$12.63	$—	0.00%	0.65%	to	2.75%	-3.94%	to	-3.70%
December 31, 2021	11,843	$10.56	to	$13.12	$145,607	0.00%	0.65%	to	2.75%	-4.05%	to	-1.98%
December 31, 2020	12,182	$10.70	to	$13.38	$153,595	0.00%	0.65%	to	3.05%	2.81%	to	5.36%
December 31, 2019	9,439	$10.40	to	$12.70	$113,555	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%

	AST Bond Portfolio 2023
December 31, 2022	6,947	$8.71	to	$10.96	$69,739	0.00%	1.00%	to	3.05%	-6.63%	to	-4.66%
December 31, 2021	1,314	$9.62	to	$11.49	$14,597	0.00%	1.00%	to	2.75%	-4.41%	to	-2.68%
December 31, 2020	1,622	$10.06	to	$11.81	$18,541	0.00%	1.00%	to	2.75%	3.84%	to	5.71%
December 31, 2019	2,080	$9.45	to	$11.17	$22,614	0.00%	1.00%	to	3.05%	3.26%	to	5.44%
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%

	AST MFS Growth Allocation Portfolio
December 31, 2022	7,860	$13.13	to	$17.05	$123,624	0.00%	0.65%	to	3.05%	-20.38%	to	-18.41%
December 31, 2021	9,859	$16.49	to	$20.90	$191,470	0.00%	0.65%	to	3.05%	11.34%	to	14.09%
December 31, 2020	10,350	$14.81	to	$18.32	$177,604	0.00%	0.65%	to	3.05%	6.52%	to	9.16%
December 31, 2019	10,054	$13.91	to	$16.78	$159,067	0.00%	0.65%	to	3.05%	19.02%	to	21.96%
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2022	206	$8.88	to	$9.97	$2,043	0.00%	0.65%	to	1.75%	-17.65%	to	-16.73%
December 31, 2021	192	$10.79	to	$11.98	$2,277	0.00%	0.65%	to	1.75%	-4.74%	to	-3.68%
December 31, 2020	292	$11.33	to	$12.43	$3,549	0.00%	0.65%	to	1.75%	5.57%	to	6.75%
December 31, 2019	302	$10.73	to	$11.65	$3,450	0.00%	0.65%	to	1.75%	12.84%	to	14.10%
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%

	AST MFS Large-Cap Value Portfolio (merged February 11, 2022)
December 31, 2022	—	$22.09	to	$27.05	$—	0.00%	0.65%	to	2.75%	-5.48%	to	-5.25%
December 31, 2021	3,420	$23.37	to	$28.55	$92,496	0.00%	0.65%	to	2.75%	21.61%	to	24.24%
December 31, 2020	3,715	$19.22	to	$22.98	$81,254	0.00%	0.65%	to	2.75%	1.04%	to	3.22%
December 31, 2019	3,384	$19.02	to	$22.26	$71,879	0.00%	0.65%	to	2.75%	25.79%	to	28.51%
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%

	AST Bond Portfolio 2024
December 31, 2022	387	$8.84	to	$10.46	$3,783	0.00%	1.00%	to	2.65%	-9.09%	to	-7.56%
December 31, 2021	350	$9.63	to	$11.31	$3,660	0.00%	1.00%	to	2.75%	-5.05%	to	-3.34%
December 31, 2020	654	$9.90	to	$11.70	$7,133	0.00%	1.00%	to	3.05%	5.34%	to	7.57%
December 31, 2019	1,666	$9.40	to	$10.88	$17,060	0.00%	1.00%	to	3.05%	4.67%	to	6.88%
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2022	2,350	$20.48	to	$25.27	$56,105	0.00%	0.65%	to	2.75%	-10.08%	to	-8.15%
December 31, 2021	2,790	$22.77	to	$27.51	$72,765	0.00%	0.65%	to	2.75%	23.04%	to	25.70%
December 31, 2020	3,037	$18.51	to	$21.89	$63,514	0.00%	0.65%	to	2.75%	1.85%	to	4.05%
December 31, 2019	3,183	$17.79	to	$21.04	$63,987	0.00%	0.65%	to	3.05%	27.04%	to	30.18%
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
A99

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2022	301	$9.33	to	$9.56	$2,877	1.19%	1.00%	to	1.25%	-0.06%	to	0.20%
December 31, 2021	296	$9.34	to	$9.55	$2,830	0.01%	1.00%	to	1.25%	-1.24%	to	-0.99%
December 31, 2020	372	$9.45	to	$9.64	$3,583	0.09%	1.00%	to	1.25%	-0.98%	to	-0.73%
December 31, 2019	77	$9.55	to	$9.71	$749	1.86%	1.00%	to	1.25%	0.58%	to	0.83%
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2022	10	$12.54	to	$12.54	$124	5.36%	1.00%	to	1.00%	-10.91%	to	-10.91%
December 31, 2021	10	$14.07	to	$14.07	$147	9.10%	1.00%	to	1.00%	3.45%	to	3.45%
December 31, 2020	11	$13.60	to	$13.60	$148	4.75%	1.00%	to	1.00%	4.84%	to	4.84%
December 31, 2019	13	$12.97	to	$12.97	$165	5.11%	1.00%	to	1.00%	15.30%	to	15.30%
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%

	AST Large-Cap Core Portfolio
December 31, 2022	4,857	$19.47	to	$23.94	$110,138	0.00%	0.65%	to	2.75%	-19.27%	to	-17.53%
December 31, 2021	6,174	$24.12	to	$29.03	$170,350	0.00%	0.65%	to	2.75%	24.33%	to	27.01%
December 31, 2020	289	$19.86	to	$22.86	$6,307	0.00%	0.65%	to	2.45%	8.42%	to	10.42%
December 31, 2019	153	$18.07	to	$20.70	$3,013	0.00%	0.65%	to	2.65%	21.87%	to	24.38%
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%

	AST Bond Portfolio 2025
December 31, 2022	388	$10.15	to	$11.92	$4,288	0.00%	1.00%	to	2.75%	-11.25%	to	-9.65%
December 31, 2021	93	$11.16	to	$13.20	$1,139	0.00%	1.00%	to	3.05%	-5.82%	to	-3.82%
December 31, 2020	479	$11.85	to	$13.72	$6,126	0.00%	1.00%	to	3.05%	7.95%	to	10.23%
December 31, 2019	2,157	$10.98	to	$12.45	$25,283	0.00%	1.00%	to	3.05%	5.40%	to	7.63%
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%

	AST Bond Portfolio 2026
December 31, 2022	2,288	$8.55	to	$10.10	$21,572	0.00%	1.00%	to	3.05%	-13.40%	to	-11.58%
December 31, 2021	2,372	$9.87	to	$11.43	$25,560	0.00%	1.00%	to	3.05%	-6.78%	to	-4.80%
December 31, 2020	3,635	$10.59	to	$12.00	$41,514	0.00%	1.00%	to	3.05%	7.30%	to	9.57%
December 31, 2019	7,987	$9.87	to	$10.96	$84,521	0.00%	1.00%	to	3.05%	6.67%	to	8.93%
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%

	AST Bond Portfolio 2027
December 31, 2022	4,736	$8.47	to	$9.81	$43,546	0.00%	1.00%	to	3.05%	-15.36%	to	-13.57%
December 31, 2021	3,610	$10.01	to	$11.34	$38,850	0.00%	1.00%	to	3.05%	-7.50%	to	-5.55%
December 31, 2020	4,852	$10.82	to	$12.01	$55,824	0.00%	1.00%	to	3.05%	8.46%	to	10.75%
December 31, 2019	5,790	$9.97	to	$10.85	$61,041	0.00%	1.00%	to	3.05%	7.31%	to	9.58%
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%

	NVIT Emerging Markets Fund (Class D)
December 31, 2022	1,362	$8.95	to	$10.47	$13,686	0.16%	0.65%	to	3.05%	-27.28%	to	-25.48%
December 31, 2021	1,550	$12.51	to	$14.04	$21,041	0.93%	0.65%	to	2.75%	-10.13%	to	-8.19%
December 31, 2020	1,824	$13.92	to	$15.30	$27,146	1.59%	0.65%	to	2.75%	9.82%	to	12.19%
December 31, 2019	2,230	$12.68	to	$13.63	$29,747	2.05%	0.65%	to	2.75%	19.21%	to	21.79%
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%

	AST Bond Portfolio 2028
December 31, 2022	7,615	$8.74	to	$9.90	$71,913	0.00%	1.00%	to	3.05%	-16.67%	to	-14.91%
December 31, 2021	5,445	$10.48	to	$11.64	$60,975	0.00%	1.00%	to	3.05%	-7.37%	to	-5.41%
December 31, 2020	6	$11.50	to	$12.30	$71	0.00%	1.00%	to	2.65%	11.64%	to	13.54%
December 31, 2019	1,044	$10.18	to	$10.84	$11,171	0.00%	1.00%	to	3.05%	8.19%	to	10.47%
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2022	503	$9.01	to	$9.80	$4,666	0.00%	1.00%	to	2.65%	-18.20%	to	-16.81%
December 31, 2021	—	$10.82	to	$11.79	$—	0.00%	1.00%	to	3.10%	-7.47%	to	-5.47%	(2)
December 31, 2020	—	$11.71	to	$12.47	$—	0.00%	1.00%	to	3.05%	12.75%	to	15.13%
December 31, 2019	2,379	$10.38	to	$10.83	$25,528	0.00%	1.00%	to	3.05%	8.87%	to	11.17%
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%

A100

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2022	4,160	$9.19	to	$9.99	$40,749	0.00%		1.00%	to	3.05%	-19.66%	to	-17.96%
December 31, 2021	4,328	$11.44	to	$12.18	$51,992	0.00%		1.00%	to	3.05%	-7.12%	to	-5.16%
December 31, 2020	6,897	$12.31	to	$12.84	$87,755	0.00%		1.00%	to	3.05%	11.02%	to	13.37%
December 31, 2019	1,454	$11.13	to	$11.33	$16,373	0.00%		1.00%	to	2.75%	11.25%	to	13.26%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2022	4,522	$7.98	to	$8.50	$37,723	0.00%		1.00%	to	3.05%	-21.21%	to	-19.55%
December 31, 2021	3,392	$10.13	to	$10.57	$35,400	0.00%		1.00%	to	3.05%	-7.68%	to	-5.72%
December 31, 2020	6,403	$10.97	to	$11.21	$71,411	0.00%		1.00%	to	3.05%	9.77%	to	12.08%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Class) (available May 18, 2020)
December 31, 2022	49	$12.07	to	$12.10	$594	0.27%		1.20%	to	1.30%	-16.28%	to	-16.20%
December 31, 2021	218	$14.42	to	$14.44	$3,151	0.46%		1.20%	to	1.30%	7.58%	to	7.68%
December 31, 2020	40	$13.40	to	$13.41	$539	0.68%		1.20%	to	1.30%	29.95%	to	30.03%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Class) (available May 18, 2020)
December 31, 2022	316	$8.83	to	$8.86	$2,792	2.11%		1.20%	to	1.30%	-15.30%	to	-15.21%
December 31, 2021	661	$10.43	to	$10.45	$6,902	3.05%		1.20%	to	1.30%	-2.35%	to	-2.25%
December 31, 2020	179	$10.68	to	$10.69	$1,912	1.99%		1.20%	to	1.30%	6.90%	to	6.96%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Class) (available May 18, 2020)
December 31, 2022	66	$11.99	to	$12.03	$787	1.14%		1.20%	to	1.30%	-11.01%	to	-10.92%
December 31, 2021	704	$13.48	to	$13.50	$9,494	1.65%		1.20%	to	1.30%	12.36%	to	12.47%
December 31, 2020	99	$12.00	to	$12.00	$1,185	1.77%		1.20%	to	1.30%	17.38%	to	17.45%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available May 18, 2020)
December 31, 2022	226	$14.50	to	$14.54	$3,277	1.05%		1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	799	$15.65	to	$15.68	$12,514	1.21%		1.20%	to	1.30%	23.53%	to	23.66%
December 31, 2020	57	$12.67	to	$12.68	$727	0.78%		1.20%	to	1.30%	21.73%	to	21.80%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available May 18, 2020)
December 31, 2022	2,390	$9.92	to	$10.13	$24,206	0.64%		0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	11,017	$9.93	to	$10.00	$110,217	0.04%		0.00%	to	1.30%	-0.67%	to	0.04%
December 31, 2020	6,560	$10.00	to	$10.00	$65,602	0.00%	(1)	0.00%	to	0.00%	0.00%	to	0.00%	(1)
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
December 31, 2022	764	$11.21	to	$11.78	$8,854	0.00%		0.65%	to	2.50%	-32.71%	to	-31.43%
December 31, 2021	910	$16.65	to	$17.18	$15,469	0.00%		0.65%	to	2.50%	16.12%	to	18.32%
December 31, 2020	1,095	$14.34	to	$14.52	$15,832	0.00%		0.65%	to	2.50%	45.78%	to	47.62%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Global Bond Portfolio (available November 13, 2020)
December 31, 2022	8,383	$8.23	to	$8.61	$71,094	0.00%		0.65%	to	2.75%	-14.60%	to	-12.76%
December 31, 2021	10,543	$9.63	to	$9.87	$103,217	0.00%		0.65%	to	2.75%	-4.17%	to	-2.10%
December 31, 2020	10,803	$10.05	to	$10.08	$108,803	0.00%		0.65%	to	2.75%	0.53%	to	0.81%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

A101

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2022	8,949	$7.11	to	$7.41	$65,726	0.00%	1.00%	to	3.05%	-22.60%	to	-20.97%
December 31, 2021	5,609	$9.18	to	$9.38	$52,363	0.00%	1.00%	to	3.05%	-8.16%	to	-6.24%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2022	65	$7.74	to	$7.85	$505	0.00%	1.25%	to	2.60%	-22.55%	to	-21.48%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2022 or for the periods indicated within.

(1)	Amount is less than 0.01%.

(2)	Total return reflects the return had there been contract owners in the subaccount during the period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account. These charges and expenses were paid to PALAC prior to April 1, 2022 and to FLIAC for the remainder of the year.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
A102

Note 8:    Charges and Expenses (continued)

Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified time of period. The distribution charge is intended to compensate FLIAC for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th transfer in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, PALAC offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, PALAC, and now FLIAC, due to the sale, offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.
The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

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Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

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Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Fortitude Life Insurance & Annuity Company
and the Contract Owners of Fortitude Life Insurance & Annuity Company Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST Large-Cap Growth Portfolio (1)	ProFund VP Short Small-Cap (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Technology (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	ProFund VP Telecommunications (1)
AST T. Rowe Price Large-Cap Value Portfolio (2)	ProFund VP UltraMid-Cap (1)
AST High Yield Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Small-Cap Growth Opportunities Portfolio (4)	ProFund VP UltraSmall-Cap (1)
AST Small-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Mid-Cap Growth Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST Goldman Sachs Small-Cap Value Portfolio (3)	ProFund VP Large-Cap Value (1)
AST Large-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Loomis Sayles Large-Cap Growth Portfolio (3)	Rydex VT NASDAQ-100® Fund (1)
AST MFS Growth Portfolio (3)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST Mid-Cap Value Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST Small-Cap Growth Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST BlackRock Low Duration Bond Portfolio (2)	Allspring VT Index Asset Allocation Fund (Class 2) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (2)	Allspring VT International Equity Fund (Class 2) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Allspring VT Small Cap Growth Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST International Value Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Cohen & Steers Global Realty Portfolio (1)
AST International Growth Portfolio (1)	AST Emerging Markets Equity Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (3)
AST Capital Growth Asset Allocation Portfolio (1)	Allspring VT Omega Growth Fund (Class 2) (1)
AST Academic Strategies Asset Allocation Portfolio (1)	Allspring VT Omega Growth Fund (Class 1) (1)
AST Balanced Asset Allocation Portfolio (1)	Allspring VT Small Cap Growth Fund (Class 1) (1)
AST Preservation Asset Allocation Portfolio (1)	Allspring VT International Equity Fund (Class 1) (1)
AST Moderate Multi-Asset Portfolio (5)	AST Bond Portfolio 2022 (1)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Quantitative Modeling Portfolio (1)
AST Core Fixed Income Portfolio (1)	AST BlackRock Global Strategies Portfolio (1)
Davis Value Portfolio (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
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PSF International Growth Portfolio (Class I) (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Asia 30 (1)	Allspring VT Opportunity Fund (Class 1) (1)
ProFund VP Banks (1)	Allspring VT Opportunity Fund (Class 2) (1)
ProFund VP Bear (1)	AST Prudential Core Bond Portfolio (2)
ProFund VP Biotechnology (1)	AST Bond Portfolio 2023 (1)
ProFund VP Basic Materials (1)	AST MFS Growth Allocation Portfolio (1)
ProFund VP UltraBull (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Bull (1)	AST MFS Large-Cap Value Portfolio (2)
ProFund VP Consumer Services (1)	AST Bond Portfolio 2024 (1)
ProFund VP Consumer Goods (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Oil & Gas (1)	Columbia Variable Portfolio – Government Money Market Fund (Class 1) (1)
ProFund VP Europe 30 (1)	Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (1)
ProFund VP Financials (1)	AST Large-Cap Core Portfolio (1)
ProFund VP U.S. Government Plus (1)	AST Bond Portfolio 2025 (1)
ProFund VP Health Care (1)	AST Bond Portfolio 2026 (1)
ProFund Access VP High Yield Fund (1)	AST Bond Portfolio 2027 (1)
ProFund VP Industrials (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Internet (1)	AST Bond Portfolio 2028 (1)
ProFund VP Japan (1)	AST Bond Portfolio 2029 (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2030 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2031 (1)
ProFund VP Mid-Cap Value (1)	MFS® International Growth Portfolio (Service Class) (1)
ProFund VP Pharmaceuticals (1)	MFS® Total Return Bond Series (Service Class) (1)
ProFund VP Real Estate (1)	MFS® Total Return Series (Service Class) (1)
ProFund VP Rising Rates Opportunity (1)	MFS® Value Series (Service Class) (1)
ProFund VP NASDAQ-100 (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
ProFund VP Semiconductor (1)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (1)
ProFund VP Small-Cap Growth (1)	AST Global Bond Portfolio (1)
ProFund VP Short Mid-Cap (1)	AST Bond Portfolio 2032 (6)
ProFund VP Short NASDAQ-100 (1)	AST Bond Portfolio 2033 (7)
(1)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the periods ended December 31, 2022 and 2021.

(2)Statement of net assets as of February 11, 2022 (date of merger), statement of operations for the period January 1, 2022 to February 11, 2022 and statement of changes in net assets for the period January 1, 2022 to February 11, 2022 and for the period ended December 31, 2021.

(3)Statement of net assets as of June 10, 2022 (date of merger), statement of operations for the period January 1, 2022 to June 10, 2022 and statement of changes in net assets for the period January 1, 2022 to June 10, 2022 and for the period ended December 31, 2021.

(4)Statement of net assets as of September 9, 2022 (date of merger), statement of operations for the period January 1, 2022 to September 9, 2022 and statement of changes in net assets for the period January 1, 2022 to September 9, 2022 and for the period ended December 31, 2021.

(5)Statement of net assets as of December 2, 2022 (date of merger), statement of operations for the period January 1, 2022 to December 2, 2022 and statement of changes in net assets for the period January 1, 2022 to December 2, 2022 and for the period ended December 31, 2021.

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(6)Statement of net assets as of December 31, 2022, statement of operations for the period ended December 31, 2022 and statement of changes in net assets for the period ended December 31, 2022 and for the period January 4, 2021 (commencement of operations) to December 31, 2021.

(7)Statement of net assets as of December 31, 2022, statement of operations and statement of changes in net assets for the period January 3, 2022 (commencement of operations) to December 31, 2022.

Basis for Opinions

These financial statements are the responsibility of the Fortitude Life Insurance & Annuity Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 26, 2023

We have served as the auditor of one or more of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B since 2003.
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